--------------                                                   --------------
                              SAFECO Mutual Funds


                            Class A, B and C Shares

                                 SAFECO Stock Funds
        Growth Opportunities Fund...........................................   2
        Equity Fund.........................................................   6
        Dividend Income Fund................................................  10
        Northwest Fund......................................................  14
        International Stock Fund............................................  18
        Balanced Fund.......................................................  23
        Small Company Value Fund............................................  28
        U.S. Value Fund.....................................................  32
                                 SAFECO Bond Funds
        High-Yield Bond Fund................................................  36
        Intermediate-Term U.S. Treasury Fund................................  41
        GNMA Fund...........................................................  43
        Managed Bond Fund...................................................  45
                            SAFECO Tax-Exempt Bond Funds
        California Tax-Free Income Fund.....................................  49
        Municipal Bond Fund.................................................  53
                              SAFECO Money Market Fund
        Money Market Fund...................................................  59


                                 Annual Report


                               December 31, 2000


--------------------------------------------------------------------------------

                                [LOGO OF SAFECO]

                          REPORT FROM THE FUND MANAGER
                        SAFECO Growth Opportunities Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          The Growth Opportunities Fund finished the year ended
THOMAS M.     December 31, 2000 nicely ahead of the S&P 500.
MAGUIRE
                 The Fund outperformed the S&P 500 because we tend toward
              smaller-cap stocks, and small-caps beat the broad market in 2000. The Fund lagged that market due to weak performances in several very large positions. MICROS and CIBER turned down with the tech sector, and Rent-Way suffered an 85% decline when accounting discrepancies were revealed. I believe all three stocks can come back and, therefore, I continue to hold them.

   Growth Opportunities does best with good companies that are down, but not out. Looking for a recovery, I purchased Serologicals in 1999. This supplier to drug manufacturers overcame its operational problems in 2000 to appreciate into our top ten.

   In the summer, when teenage-retailer stocks were left for dead, we were buyers. Since then Wet Seal and Pacific Sunwear have doubled, while American Eagle Outfitters tripled in a difficult market for retailers.

   PolyMedica traded lower in the fourth quarter on bad press; however, I had already reduced the position and locked in gains. Despite the disparaging remarks, I like PolyMedica's story and am sticking to it.

   I took profits in Dura Pharmaceuticals as it ran up, but kept a position in the broader-based Irish drug company that acquired it. Elan is trading cheaply and provides a safe haven in a tough marketplace.

   Demand for NCO Group services increased as the economy slowed. The world's largest bill collector appreciated 150% in the fourth quarter. I sold shares to keep our position under 10% of net assets.

   Instead of being apprehensive about the U.S. economy, I'm excited about wonderful companies selling at low valuations. I'm excited about under-followed, unloved and unknown stocks that we already own.

Thomas M. Maguire

--------------------------------------------------------------------------------

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a vice president. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                 PERFORMANCE OVERVIEW - CLASS A, B AND C SHARES

Average Annual Total Return for the                    With Sales Charge
periods ended December 31, 2000                   1 Year     5 Year     10 Year
-------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund
   Class A                                        (10.03)%    12.10%     15.52%
   Class B                                         (9.84)%    12.46%     15.83%
   Class C                                         (6.13)%    12.69%     15.82%
S&P 500 Index                                        N/A        N/A        N/A
Lipper, Inc. (Mid-Cap Core Funds)                    N/A        N/A        N/A


Average Annual Total Return for the                   Without Sales Charge
periods ended December 31, 2000                   1 Year     5 Year     10 Year
-------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund
   Class A                                         (4.52)%    13.44%     16.20%
   Class B                                         (5.10)%    12.71%     15.83%
   Class C                                         (5.18)%    12.69%     15.82%
S&P 500 Index                                      (9.10)%    18.32%     17.44%
Lipper, Inc. (Mid-Cap Core Funds)                   7.10 %    16.02%     17.08%


Investment Values

             Class A     Class B     Class C     S&P 500 Index
             -------     -------     -------     -------------
12/31/90      9,425      10,000      10,000         10,000
1/31/91      10,369      10,999      10,999         10,434
2/28/91      11,797      12,515      12,515         11,180
3/31/91      12,374      13,127      13,127         11,450
4/30/91      12,971      13,760      13,760         11,477
5/31/91      13,827      14,667      14,667         11,971
6/30/91      13,003      13,793      13,793         11,423
7/31/91      14,220      15,084      15,084         11,955
8/31/91      14,785      15,684      15,684         12,237
9/30/91      14,874      15,779      15,779         12,032
10/31/91     15,322      16,253      16,253         12,193
11/30/91     14,029      14,882      14,882         11,704
12/31/91     15,333      16,265      16,265         13,040
1/31/92      16,455      17,455      17,455         12,797
2/29/92      16,338      17,331      17,331         12,963
3/31/92      15,123      16,043      16,043         12,711
4/30/92      14,185      15,048      15,048         13,084
5/31/92      13,834      14,675      14,675         13,148
6/30/92      12,770      13,546      13,546         12,952
7/31/92      13,306      14,115      14,115         13,481
8/31/92      12,553      13,315      13,315         13,206
9/30/92      12,222      12,965      12,965         13,361
10/31/92     12,738      13,512      13,512         13,407
11/30/92     14,346      15,218      15,218         13,862
12/31/92     14,862      15,765      15,765         14,032
1/31/93      15,483      16,424      16,424         14,149
2/28/93      14,451      15,329      15,329         14,342
3/31/93      15,019      15,932      15,932         14,645
4/30/93      14,093      14,949      14,949         14,291
5/31/93      14,818      15,719      15,719         14,672
6/30/93      15,282      16,210      16,210         14,715
7/31/93      15,229      16,155      16,155         14,655
8/31/93      16,208      17,193      17,193         15,210
9/30/93      16,919      17,947      17,947         15,090
10/31/93     17,351      18,405      18,405         15,402
11/30/93     16,619      17,630      17,630         15,256
12/31/93     18,160      19,264      19,264         15,441
1/31/94      19,137      20,301      20,301         15,965
2/28/94      18,223      19,331      19,331         15,532
3/31/94      17,309      18,361      18,361         14,856
4/30/94      17,770      18,851      18,851         15,046
5/31/94      17,933      19,023      19,023         15,293
6/30/94      16,603      17,612      17,612         14,918
7/31/94      16,974      18,006      18,006         15,408
8/31/94      18,033      19,129      19,129         16,038
9/30/94      17,576      18,644      18,644         15,647
10/31/94     17,829      18,912      18,912         15,997
11/30/94     17,343      18,397      18,397         15,415
12/31/94     17,865      18,951      18,951         15,644
1/31/95      17,590      18,660      18,660         16,049
2/28/95      18,557      19,685      19,685         16,674
3/31/95      18,486      19,610      19,610         17,165
4/30/95      18,578      19,707      19,707         17,670
5/31/95      19,321      20,495      20,495         18,375
6/30/95      20,491      21,736      21,736         18,802
7/31/95      21,214      22,503      22,503         19,425
8/31/95      21,143      22,428      22,428         19,473
9/30/95      21,782      23,105      23,105         20,295
10/31/95     21,685      23,003      23,003         20,222
11/30/95     21,905      23,237      23,237         21,109
12/31/95     22,529      23,898      23,898         21,516
1/31/96      23,363      24,783      24,783         22,247
2/29/96      24,239      25,712      25,712         22,454
3/31/96      23,869      25,320      25,320         22,670
4/30/96      24,885      26,397      26,397         23,004
5/31/96      25,942      27,519      27,519         23,596
6/30/96      24,815      26,323      26,323         23,686
7/31/96      22,367      23,727      23,727         22,640
8/31/96      23,702      25,143      25,143         23,119
9/30/96      24,867      26,378      26,378         24,419
10/31/96     25,398      26,924      26,924         25,092
11/30/96     26,380      27,949      27,949         26,987
12/31/96     27,688      29,320      29,320         26,452
1/31/97      30,054      31,812      31,812         28,104
2/28/97      29,254      30,947      30,947         28,325
3/31/97      28,210      29,822      29,822         27,163
4/30/97      26,889      28,420      28,420         28,783
5/31/97      30,968      32,712      32,712         30,535
6/30/97      33,529      35,395      35,395         31,902
7/31/97      35,487      37,437      37,437         34,439
8/31/97      36,743      38,735      38,735         32,512
9/30/97      39,696      41,816      41,816         34,291
10/31/97     38,946      41,020      41,020         33,147
11/30/97     40,643      42,768      42,768         34,680
12/31/97     41,424      43,597      43,597         35,275
1/31/98      42,016      44,147      44,147         35,665
2/28/98      46,235      48,529      48,529         38,236
3/31/98      49,084      51,476      51,476         40,193
4/30/98      50,952      53,421      53,421         40,597
5/31/98      48,547      50,867      50,867         39,900
6/30/98      48,510      50,788      50,788         41,519
7/31/98      46,087      48,175      48,175         41,078
8/31/98      34,893      36,465      36,465         35,145
9/30/98      36,188      37,782      37,782         37,397
10/31/98     39,075      40,729      40,729         40,436
11/30/98     41,073      42,772      42,772         42,886
12/31/98     43,274      45,071      45,071         45,356
1/31/99      44,268      46,065      46,065         47,252
2/28/99      39,054      40,626      40,626         45,784
3/31/99      39,264      40,789      40,789         47,616
4/30/99      39,875      41,398      41,398         49,460
5/31/99      39,054      40,525      40,525         48,292
6/30/99      40,505      42,006      42,006         50,972
7/31/99      39,264      40,687      40,687         49,381
8/31/99      37,851      39,186      39,186         49,135
9/30/99      37,965      39,267      39,267         47,788
10/31/99     38,424      39,713      39,713         50,812
11/30/99     40,047      41,357      41,357         51,848
12/31/99     44,325      45,801      45,801         54,900
1/31/00      41,747      43,123      43,123         52,142
2/29/00      46,483      47,993      47,993         51,155
3/31/00      48,755      50,286      50,286         56,160
4/30/00      45,986      47,364      47,364         54,465
5/31/00      40,524      41,722      41,722         53,348
6/30/00      43,408      44,665      44,665         54,663
7/31/00      43,809      45,050      45,030         53,812
8/31/00      47,610      48,926      48,906         57,155
9/30/00      46,215      47,445      47,425         54,138
10/31/00     45,222      46,410      46,390         53,909
11/30/00     41,021      42,088      42,067         49,659
12/31/00     42,320      43,468      43,447         49,903

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Post performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Services (Commercial & Consumer)........................................ 22%
Health Care (Medical Products & Supplies)............................... 17
Computers (Software & Services)......................................... 11
Retail (Speciality--Apparel)............................................  5
Health Care (Major Pharmaceuticals).....................................  5

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
NCO Group, Inc. ........................................................ 9.9%
 (Services--Commercial & Consumer)
Serologicals Corp. ..................................................... 4.6
 (Health Care--Major Pharmaceuticals)
United Stationers, Inc. ................................................ 3.9
 (Office Equipment & Supplies)
PolyMedica Corp. ....................................................... 3.7
 (Health Care--Medical Products & Supplies)
J.D. Edwards & Co. ..................................................... 3.6
 (Computers--Software & Services)
Aspen Technology, Inc. ................................................. 3.6
 (Computers--Software & Services)
MICROS Systems, Inc. ................................................... 3.4
 (Computers--Hardware)
Iron Mountain, Inc. .................................................... 3.4
 (Services--Commercial & Consumer)
Rent-A-Center, Inc. .................................................... 3.1
 (Services--Commercial & Consumer)
Conceptus, Inc. ........................................................ 2.4
 (Health Care--Medical Products & Supplies)

TOP FIVE PURCHASES                                                        Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
NCO Group, Inc. ........................................................ $34,322
Go2Net, Inc. ...........................................................  30,152
J.D. Edwards & Co. .....................................................  25,386
SONICblue, Inc. ........................................................  24,503
American Eagle Outfitters, Inc. ........................................  22,555

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Conseco, Inc. .......................................................... $54,960
Dura Pharmaceuticals, Inc. .............................................  44,051
Rent-A-Center, Inc. ....................................................  41,335
NCO Group, Inc. ........................................................  29,998
Rent-Way, Inc. .........................................................  23,581

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Small - Common Stocks:   (Less Than $1.5 Bil.)       78%
2 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)       11%
3 Cash & Other:                                         7%
4 Large - Common Stocks:   ($4 Bil. and above)          4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Growth Opportunities Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 92.7%

 Biotechnology - 0.9%
   744,100 * Novavax, Inc.                                              $  6,325

 Communication Equipment - 0.2%
   211,900 * PSi Technologies Holdings, Inc. (ADR)                         1,112

 Computers (Hardware) - 3.6%
 1,268,828 *+MICROS Systems, Inc.                                         23,156
    55,000 * NYFIX, Inc.                                                   1,330

 Computers (Peripherals) - 4.1%
    88,500 * Commtouch Software, Ltd.                                        343
   451,900 * CryptoLogic, Inc.                                             4,095
 1,461,188 * InfoSpace, Inc.                                              12,922
    75,000 * IntraNet Solutions, Inc.                                      3,825
 1,646,700 * SONICblue, Inc.                                               6,793

 Computers (Software & Services) - 10.9%
   724,700 * Aspen Technology, Inc.                                       24,096
   962,700 * CIBER, Inc.                                                   4,693
   204,600 * F5 Networks, Inc.                                             1,944
   424,000 * Internap Network Services Corp.                               3,074
 1,376,952 * J.D. Edwards & Co.                                           24,527
   831,700 *+Phoenix International Ltd., Inc. (Illiquid)                   1,040
   450,200 *+PLATO Learning, Inc.                                          6,781
   500,300 * Websense, Inc.                                                7,254

 Consumer Finance - 1.4%
   397,535 Doral Financial Corp.                                           9,615
   259,600 * Towne Services, Inc.                                            316

 Distributors (Food & Health) - 1.2%
 1,543,500 * Nu Skin Enterprises, Inc.                                     8,200
             (Class A)

 Footwear - 0.2%
   193,100 * Steven Madden, Ltd.                                           1,472

 Gaming, Lottery & Parimutuel Companies - 0.5%
    91,400 * Anchor Gaming                                                 3,565

 Health Care (Diversified) - 0.8%
   216,735 * Emisphere Technologies, Inc.                                  5,418

 Health Care (Drugs--Generic & Other) - 2.2%
   203,100 * Applied Molecular Evolution                                   3,465
   337,100 * First Horizon Pharmaceutical Corp.                           10,366
   100,000 * Transgenomic, Inc.                                            1,050

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Health Care (Long-Term Care) - 0.8%
 1,249,000 *+Res-Care, Inc.                                             $  5,621

 Health Care (Major Pharmaceuticals) - 4.8%
 2,064,756 *+Serologicals Corp.                                           31,100
    85,000 * SuperGen, Inc.                                                1,179

 Health Care (Managed Care) - 0.8%
   550,375 *+Matria Healthcare, Inc.                                       5,297

 Health Care (Medical Products & Supplies) - 16.8%
   135,800 * ABIOMED, Inc.                                                 3,293
 1,221,800 *+Conceptus, Inc.                                              16,036
   323,730   Elan Corp. plc (ADR)                                         15,155
    64,600 * Endocare, Inc.                                                  824
   741,000 *+Endocare, Inc. (Illiquid)
             (acquired 11/24/00)**++                                       8,503
   147,900 * ESC Medical Systems, Ltd.                                     1,784
   301,800 * INAMED Corp.                                                  6,168
   560,550 *+Lifeline Systems, Inc.                                        7,077
   820,900 *+North American Scientific, Inc.                              11,903
   314,300 * Physiometrix, Inc.                                            5,009
   744,800 *+PolyMedica Corp.                                             24,858
   416,000 * SonoSite, Inc.                                                5,304
   411,200 * STAAR Surgical Co.                                            5,166
   210,200 * Virologic, Inc.                                               1,918

 Health Care (Specialized Services) - 3.7%
   798,000 * Aksys, Ltd.                                                  13,167
   552,600 *+American Healthways, Inc.                                     6,355
 1,226,300 *+Prime Medical Services, Inc.                                  6,132

 Lodging (Hotels) - 0.6%
   608,400 * ResortQuest International, Inc.                               3,726

 Manufacturing (Diversified) - 0.1%
   106,000 * GSI Lumonics, Inc.                                              848

 Office Equipment & Supplies - 4.0%
   710,000 *+TRM Copy Centers Corp.                                          621
 1,048,000 * United Stationers, Inc.                                      26,069

 Personal Care - 1.6%
   918,300 *+French Fragrances, Inc.                                      11,077

 Retail (Department Stores) - 0.2%
   233,700 * Rainbow Rentals, Inc,                                         1,227

 Retail (Food Chains) - 0.4%
   257,500 * NPC International, Inc.                                       2,784

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Growth Opportunities Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Retail (General Merchandise) - 1.7%
   623,100 Claire's Stores, Inc.                                        $ 11,177

 Retail (Home Shopping) - 0.6%
   662,400 *+DAMARK International, Inc.                                    3,933

 Retail (Specialty - Apparel) - 5.3%
   285,200 * American Eagle Outfitters, Inc.                              12,050
   479,500 *+Concepts Direct, Inc.                                         1,379
   542,213 *+Harold's Stores, Inc.                                           813
   401,000 * Pacific Sunwear of California, Inc.                          10,276
   543,300 *+Wet Seal, Inc. (Class A)                                     11,172

 Services (Commercial & Consumer) - 21.6%
   498,500 * Bluegreen Corp.                                                 779
   498,200   Central Parking Corp.                                         9,964
   495,600 * FirstService Corp.                                            7,217
   649,500 *+FTI Consulting, Inc.                                          6,657
   618,520 * Iron Mountain, Inc.                                          22,963
 2,201,100 *+NCO Group, Inc.                                              66,858
   612,100 * Rent-A-Center, Inc.                                          21,118
 2,161,500 *+Rent-Way, Inc.                                                9,592
   176,200 * SITEL Corp.                                                     507

 Services (Computer Systems) - 0.5%
   553,800 * Computer Horizons Corp.                                       1,350
    62,000 * Edison Schools, Inc.                                          1,953

 Specialty Printing - 0.5%
   782,700 * Mail-Well, Inc.                                               3,375

 Telecommunications (Cellular/Wireless) - 1.9%
    60,700 * Powertel, Inc.                                                3,760
    88,200 * VoiceStream Wireless Corp.                                    8,875

 Telephone - 0.8%
   197,000 * ADTRAN, Inc.                                                  4,186
   465,000 * Innotrac Corp.                                                1,628
                                                                        --------

 TOTAL COMMON STOCKS                                                     626,560
                                                                        --------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 WARRANTS - 0.2%

 Biotechnology - 0.1%
   175,000 * Novavax, Inc.
             (acquired 1/25/00)**++                                     $    635

 Health Care (Medical Products & Supplies) - 0.1%
    92,625 * Endocare, Inc. (Illiquid)
             (acquired 11/24/00)**++                                         594
                                                                        --------

 TOTAL WARRANTS                                                            1,229
                                                                        --------

 CASH EQUIVALENTS - 7.1%

 Investment Companies
 33,977,588  AIM Short-Term Investments Co. Liquid Assets Money
             Market Portfolio (Institutional Shares)                      33,978
 14,169,851  J.P. Morgan Institutional Prime Money Market                 14,170
                                                                        --------

 TOTAL CASH EQUIVALENTS                                                   48,148
                                                                        --------

 TOTAL INVESTMENTS - 100.0%                                              675,937

 Other Assets, less Liabilities                                              151
                                                                        --------

 NET ASSETS                                                             $676,088
                                                                        ========
--------------------------------------------------------------------------------

 * Non-income producing security.
** Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $9,818,000 and the total value is 1.44% of net assets.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $252,723,000.
++ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO Equity Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
RICHARD          Technology was the root of the Equity Fund's poor performance
MEAGLEY in the year 2000, but not its final quarter. In the fourth quarter, the Fund's technology holdings finally contributed to outperformance.

                 Over the past two years, the Fund has struggled with
              technology. First, the problem was not enough. Then, it was stock selection. Now, I believe we've got it just right.

   In the first quarter, I expanded our tech holdings from 16% to 28.6% of net assets. In the third quarter, we suffered by that greater exposure. Lucent missed earnings. Microsoft, Intel, Cisco and Dell declined on slower growth.

   In the second half of the year, I took new positions in semiconductor, wireless device and Internet companies. As we now have smaller positions in more technology names, the travails of one area or company will have less effect on our results. While our technology holdings are more diverse, they all fit the high standards I've set for the Fund. They have durable business franchises, strong core competencies, capable management and relatively reasonable valuations.

   Other sectors, namely health care and financials, helped performance and provided balance. Two first-quarter purchases, Washington Mutual and Pfizer, gained handsomely during the year as health care was viewed as a safe haven, and financials climbed on falling interest rates. Citigroup was up 22.3% on the year. I sold Fannie Mae in the fourth quarter to capture gains. Elsewhere in the down market, Bristol-Myers Squibb grew into our top ten holdings.

   I think our current balance of technology, growth and value stocks is right for the current market and over the long run.

Richard Meagley

--------------------------------------------------------------------------------

Richard Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company for two years, then he re-joined in January 1995 as Equity Fund Manager and a vice president of SAFECO Asset Management Company. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - CLASS A, B AND C SHARES

Average Annual Total Return for the                     With Sales Charge
periods ended December 31, 2000                    1 Year     5 Year     10 Year
--------------------------------------------------------------------------------
SAFECO Equity Fund
   Class A                                        (16.45)%    11.93%     16.04%
   Class B                                        (16.19)%    12.22%     16.32%
   Class C                                        (12.68)%    12.49%     16.33%
S&P 500 Index                                        N/A        N/A        N/A
Lipper, Inc. (Large-Cap Value Funds)                 N/A        N/A        N/A


Average Annual Total Return for the                    Without Sales Charge
periods ended December 31, 2000                    1 Year     5 Year     10 Year
--------------------------------------------------------------------------------
SAFECO Equity Fund
   Class A                                        (11.34)%    13.27%     16.73%
   Class B                                        (11.91)%    12.47%     16.32%
   Class C                                        (11.83)%    12.49%     16.33%
S&P 500 Index                                      (9.10)%    18.32%     17.44%
Lipper, Inc. (Large-Cap Value Funds)                1.32 %    15.74%     15.81%


Investment Values

             Class A     Class B     Class C     S&P 500 Index
             -------     -------     -------     -------------
12/31/90      9,425      10,000       10,000        10,000
1/31/91       9,905      10,513       10,513        10,434
2/28/91      10,494      11,137       11,137        11,180
3/31/91      10,790      11,452       11,452        11,450
4/30/91      11,011      11,686       11,686        11,477
5/31/91      11,454      12,156       12,156        11,971
6/30/91      10,718      11,375       11,375        11,423
7/31/91      11,437      12,138       12,138        11,955
8/31/91      11,617      12,329       12,329        12,237
9/30/91      11,459      12,162       12,162        12,032
10/31/91     11,647      12,361       12,361        12,193
11/30/91     10,918      11,588       11,588        11,704
12/31/91     12,052      12,791       12,791        13,040
1/31/92      12,769      13,552       13,552        12,797
2/29/92      12,985      13,781       13,781        12,963
3/31/92      12,401      13,162       13,162        12,711
4/30/92      12,504      13,271       13,271        13,084
5/31/92      12,390      13,150       13,150        13,148
6/30/92      11,496      12,200       12,200        12,952
7/31/92      11,965      12,699       12,699        13,481
8/31/92      11,473      12,176       12,176        13,206
9/30/92      11,506      12,211       12,211        13,361
10/31/92     12,061      12,801       12,801        13,407
11/30/92     12,858      13,647       13,647        13,862
12/31/92     13,168      13,976       13,976        14,032
1/31/93      13,605      14,439       14,439        14,149
2/28/93      13,617      14,452       14,452        14,342
3/31/93      14,348      15,228       15,228        14,645
4/30/93      14,020      14,880       14,880        14,291
5/31/93      15,174      16,105       16,105        14,672
6/30/93      15,236      16,171       16,171        14,715
7/31/93      15,029      15,951       15,951        14,655
8/31/93      15,871      16,844       16,844        15,210
9/30/93      16,312      17,313       17,313        15,090
10/31/93     16,742      17,768       17,768        15,402
11/30/93     16,833      17,865       17,865        15,256
12/31/93     17,239      18,296       18,296        15,441
1/31/94      18,272      19,392       19,392        15,965
2/28/94      17,814      18,906       18,906        15,532
3/31/94      17,130      18,180       18,180        14,856
4/30/94      17,681      18,765       18,765        15,046
5/31/94      18,193      19,309       19,309        15,293
6/30/94      17,538      18,614       18,614        14,918
7/31/94      17,987      19,089       19,089        15,408
8/31/94      19,081      20,251       20,251        16,038
9/30/94      19,006      20,171       20,171        15,647
10/31/94     19,362      20,549       20,549        15,997
11/30/94     18,979      20,142       20,142        15,415
12/31/94     18,951      20,113       20,113        15,644
1/31/95      19,090      20,260       20,260        16,049
2/28/95      19,588      20,790       20,790        16,674
3/31/95      19,748      20,959       20,959        17,165
4/30/95      20,277      21,521       21,521        17,670
5/31/95      20,793      22,068       22,068        18,375
6/30/95      21,309      22,615       22,615        18,802
7/31/95      21,645      22,972       22,972        19,425
8/31/95      22,248      23,612       23,612        19,473
9/30/95      23,109      24,526       24,526        20,295
10/31/95     22,822      24,221       24,221        20,222
11/30/95     23,561      25,006       25,006        21,109
12/31/95     23,738      25,194       25,194        21,516
1/31/96      24,373      25,867       25,867        22,247
2/29/96      24,590      26,097       26,097        22,454
3/31/96      24,842      26,365       26,365        22,670
4/30/96      25,371      26,926       26,926        23,004
5/31/96      25,961      27,553       27,553        23,596
6/30/96      26,442      28,063       28,063        23,686
7/31/96      25,427      26,986       26,986        22,640
8/31/96      25,693      27,268       27,268        23,119
9/30/96      27,277      28,949       28,949        24,419
10/31/96     28,155      29,844       29,844        25,092
11/30/96     30,271      32,073       32,073        26,987
12/31/96     29,672      31,411       31,411        26,452
1/31/97      31,369      33,209       33,209        28,104
2/28/97      31,493      33,323       33,323        28,325
3/31/97      30,221      31,951       31,951        27,163
4/30/97      31,079      32,840       32,840        28,783
5/31/97      33,137      34,998       34,998        30,535
6/30/97      34,454      36,391       36,391        31,902
7/31/97      36,786      38,834       38,834        34,439
8/31/97      34,848      36,789       36,789        32,512
9/30/97      36,091      38,088       38,088        34,291
10/31/97     34,924      36,819       36,819        33,147
11/30/97     36,038      37,974       37,974        34,680
12/31/97     36,662      38,614       38,614        35,275
1/31/98      37,206      39,069       39,069        35,665
2/28/98      40,169      42,130       42,130        38,236
3/31/98      41,518      43,493       43,493        40,193
4/30/98      41,574      43,532       43,532        40,597
5/31/98      40,804      42,663       42,663        39,900
6/30/98      41,848      43,730       43,730        41,519
7/31/98      41,340      43,157       43,157        41,078
8/31/98      35,994      37,548       37,548        35,145
9/30/98      38,533      40,175       40,175        37,397
10/31/98     41,968      43,690       43,690        40,436
11/30/98     44,628      46,416       46,416        42,886
12/31/98     45,745      47,558       47,558        45,356
1/31/99      46,492      48,297       48,297        47,252
2/28/99      45,549      47,291       47,291        45,784
3/31/99      47,002      48,749       48,749        47,616
4/30/99      49,937      51,728       51,728        49,460
5/31/99      48,893      50,619       50,619        48,292
6/30/99      50,394      52,118       52,118        50,972
7/31/99      49,368      51,009       51,009        49,381
8/31/99      48,875      50,454       50,454        49,135
9/30/99      46,991      48,482       48,482        47,788
10/31/99     50,387      51,954       51,954        50,812
11/30/99     49,519      51,050       51,050        51,848
12/31/99     49,923      51,471       51,471        54,900
1/31/00      47,848      49,311       49,311        52,142
2/29/00      44,964      46,309       46,309        51,155
3/31/00      49,305      50,759       50,759        56,160
4/30/00      47,997      49,398       49,398        54,465
5/31/00      47,707      49,052       49,052        53,348
6/30/00      48,221      49,549       49,571        54,663
7/31/00      47,162      48,447       48,469        53,812
8/31/00      49,592      50,888       50,910        57,155
9/30/00      46,629      47,821       47,864        54,138
10/31/00     47,418      48,599       48,642        53,909
11/30/00     44,197      45,272       45,315        49,659
12/31/00     44,260      45,341       45,406        49,903

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Post performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc. ...............................................  6.4%
 (Savings & Loans)
General Electric Co. ..................................................  4.8
 (Electrical Equipment)
Exxon Mobil Corp. .....................................................  3.5
 (Oil--International Integrated)
Citigroup, Inc. .......................................................  3.5
 (Banks--Major Regional)
Bristol-Myers Squibb Co. ..............................................  3.2
 (Health Care--Diversified)
Pfizer, Inc. ..........................................................  3.1
 (Health Care--Drugs--Generic & Other)
American International Group, Inc. ....................................  3.0
 (Insurance--Multi Line)
Johnson & Johnson......................................................  2.8
 (Health Care--Diversified)
Federal National Mortgage Association..................................  2.8
 (Financial--Diversified)
Cisco Systems, Inc. ...................................................  2.6
 (Computers--Networking)


TOP FIVE PURCHASES                                                        Cost
For the Year December 31, 2000                                           (000's)
--------------------------------------------------------------------------------
Cisco Systems, Inc. .................................................... $55,991
Dell Computer Corp. ....................................................  45,495
Pfizer, Inc. ...........................................................  37,250
Motorola, Inc. .........................................................  36,941
Lucent Technologies, Inc. ..............................................  32,805

TOP FIVE SALES                                                          Proceeds
For the Year December 31, 2000                                          (000's)
--------------------------------------------------------------------------------
Albertson's, Inc. ...................................................... $78,294
Washington Mutual, Inc. ................................................  73,066
WorldCom, Inc. .........................................................  60,908
Lucent Technologies, Inc. ..............................................  52,279
Xerox Corp. ............................................................  51,932

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified)..............................................   9%
Electrical Equipment...................................................   6
Savings & Loans........................................................   6
Oil (International Integrated).........................................   6
Banks (Major Regional).................................................   5

Weightings As a Percent of Net Assets
-------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:  ($4 bil. and above)    96%
2 Cash & Other:                                   4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 95.7%

 Banks (Major Regional) - 5.0%
     500,000   Bank of America Corp.                                   $  22,937
   1,013,333   Citigroup, Inc.                                            51,743

 Banks (Money Center) - 1.6%
     525,000   Chase Manhattan Corp.                                      23,855

 Beverages (Non-Alcoholic) - 1.6%
     500,000   PepsiCo, Inc.                                              24,781

 Chemicals - 1.8%
     600,000   Praxair, Inc.                                              26,625

 Communication Equipment - 3.6%
      80,000 * JDS Uniphase Corp.                                          3,335
     625,000   Motorola, Inc.                                             12,656
     475,000   Nortel Networks Corp.                                      15,230
     150,000 * QUALCOMM, Inc.                                             12,328
     210,000 * Tellabs, Inc.                                              11,865

 Computers (Hardware) - 4.4%
     600,000 * Dell Computer Corp.                                        10,463
     460,000   Hewlett-Packard Co.                                        14,519
     300,000   International Business Machines Corp.                      25,500
     550,000 * Sun Microsystems, Inc.                                     15,331

 Computers (Networking) - 2.6%
   1,000,000 * Cisco Systems, Inc.                                        38,250

 Computers (Peripherals) - 2.0%
     250,000 * America Online, Inc.                                        8,700
     250,000 * EMC Corp.                                                  16,625
     140,000 * Yahoo!, Inc.                                                4,224

 Computers (Software & Services) - 3.7%
     875,000 * Microsoft Corp.                                            38,063
     600,000 * Oracle Corp.                                               17,438

 Electrical Equipment - 6.4%
     300,000   Emerson Electric Co.                                       23,644
   1,500,000   General Electric Co.                                       71,906

 Electronics (Semiconductors) - 3.7%
   1,230,000   Intel Corp.                                                37,208
     370,000   Texas Instruments, Inc.                                    17,529

 Entertainment - 2.7%
     360,000   Time Warner, Inc.                                          18,806
     700,000   Walt Disney Co.                                            20,256

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Equipment (Semiconductor) - 0.5%
     190,000 * Applied Materials, Inc.                                 $   7,256

 Financial (Diversified) - 4.1%
     300,000   Federal Home Loan Mortgage Corp.                           20,663
     475,000   Federal National Mortgage Association                      41,206

 Health Care (Diversified) - 9.4%
     500,000   Abbott Laboratories                                        24,219
     423,000   American Home Products Corp.                               26,882
     650,000   Bristol-Myers Squibb Co.                                   48,059
     400,000   Johnson & Johnson                                          42,025

 Health Care (Drugs - Generic & Other) - 3.1%
   1,000,000   Pfizer, Inc.                                               46,000

 Health Care (Major Pharmaceuticals) - 2.5%
     400,000   Merck & Co., Inc.                                          37,450

 Household Products (Non-Durables) - 2.1%
     400,000   Procter & Gamble Co.                                       31,375

 Insurance (Multi-Line) - 3.0%
     450,000   American International Group, Inc.                         44,353

 Manufacturing (Diversified) - 2.0%
     350,000   Dover Corp.                                                14,197
     300,000   Honeywell International, Inc.                              14,194

 Oil (International Integrated) - 5.9%
     600,000   Exxon Mobil Corp.                                          52,162
     600,000   Royal Dutch Petroleum Co. (ADR)                            36,337

 Personal Care - 1.2%
     500,000   Gillette Co.                                               18,062

 Publishing (Newspapers) - 2.1%
     500,000   Gannett Co., Inc.                                          31,531

 Retail (Department Stores) - 2.0%
     925,000   May Department Stores Co.                                  30,294

 Retail (Drug Stores) - 2.0%
     500,000   CVS Corp.                                                  29,969

 Retail (General Merchandise) - 2.3%
     650,000   Wal-Mart Stores, Inc.                                      34,531

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Savings & Loans - 6.4%
   1,800,000   Washington Mutual, Inc.                                 $  95,512

 Services (Advertising/Marketing) - 1.0%
     350,000   Interpublic Group Cos., Inc.                               14,897

 Services (Data Processing) - 1.1%
     250,000   Automatic Data Processing, Inc.                            15,828

 Telecommunications (Equipment) - 0.5%
     600,000   Lucent Technologies, Inc.                                   8,100

 Telecommunications (Long Distance) - 0.8%
     700,000   AT&T Corp.                                                 12,119

 Telephone - 4.6%
     700,000   CenturyTel, Inc.                                           25,025
     700,000   Verizon Communications                                     35,087
     600,000 * WorldCom, Inc.                                              8,400
                                                                       ---------

 TOTAL COMMON STOCKS                                                   1,429,550
                                                                       ---------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 4.6%

 Investment Companies
  69,219,897   AIM Short-Term Investments Co. Liquid Assets Money
               Market Portfolio (Institutional Shares)               $   69,220
                                                                     ----------

 TOTAL CASH EQUIVALENTS                                                  69,220
                                                                     ----------

 TOTAL INVESTMENTS - 100.3%                                           1,498,770

 Other Assets, less Liabilities                                          (5,303)
                                                                     ----------

 NET ASSETS                                                          $1,493,467
                                                                     ==========
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO Dividend Income Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          The SAFECO Dividend Income Fund ended the year 2000 ahead of
THOMAS        the S&P, but behind its Lipper equity-income peers. While the
RATH          Fund lagged its competition in the first three quarters of 2000, it did outshine both its peers and benchmark in the fourth quarter.

                 Although it outperformed the S&P 500 for the full year, the
              Fund under-performed its equity-income peers rather dramatically. I attribute this primarily to industry and sector weightings. Although weighted similarly to the S&P 500 in banks, financials, utilities and energy, the Fund, I believe, began the year underweighted in those areas, and overweighted in technology, relative to its equity-income peers. The tech overweighting hurt performance against our peers as that sector grossly underperformed. The fact that our two largest technology positions--CIBER and MICROS--never recovered from their first half reversals exacerbated the problem.

   Over the year, the Fund benefited by a shift in market psychology. As the economy slowed, investors began to question the dramatically high valuations of very large market capitalization technology stocks. As this process unfolded, money flowed to plain, old-fashioned, cheap stocks in more defensive industries and sectors, such as consumer staples, drugs, and utilities. In short, money flowed into the type of stocks favored by equity-income funds.

   I repositioned the Fund in the third quarter in anticipation of just such a shift. Smaller capitalization, non-dividend-paying stocks, such as MICROS, were replaced with more traditional equity-income fare--financials, an electric utility, and two high-dividend-paying stocks. Climbing 61% in the fourth quarter, May Department Stores was a contributor in the fourth quarter.

   In closing, I am encouraged by the Fund's fourth quarter turnaround. This is my last letter to you. My capable colleague Dan Rutter took over management on January 1, 2001.

Thomas Rath

--------------------------------------------------------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Thomas Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

Daniel L. Rutter began his investment career in 1991. Before assuming management of the SAFECO Dividend Income Fund, Rutter was a portfolio manager for SAFECO Trust Company and the auto and health care analyst for SAFECO Asset Management. He graduated cum laude from Central Washington University, holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - CLASS A, B, AND C SHARES

Average Annual Total Return for the                      With Sales Charge
periods ended December 31, 2000                     1 Year     5 Year    10 Year
--------------------------------------------------------------------------------
SAFECO Dividend Income Fund
   Class A                                         (11.95)%     7.94%     11.31%
   Class B                                         (11.89)%     8.33%     11.67%
   Class C                                          (8.13)%     8.64%     11.68%
S&P 500 Index                                         N/A        N/A        N/A
Lipper, Inc. (Equity Income Funds)                    N/A        N/A        N/A


Average Annual Total Return for the                    Without Sales Charge
periods ended December 31, 2000                     1 Year     5 Year    10 Year
--------------------------------------------------------------------------------
SAFECO Dividend Income Fund
   Class A                                          (6.59)%     9.23%     11.98%
   Class B                                          (7.29)%     8.62%     11.67%
   Class C                                          (7.21)%     8.64%     11.68%
S&P 500 Index                                       (9.10)%    18.32%     17.44%
Lipper, Inc. (Equity Income Funds)                   6.77 %    12.88%     14.63%


Investment Values

            Class A     Class B     Class C     S&P 500 Index
            -------     -------     -------     -------------
12/31/90     9,425      10,000      10,000         10,000
1/31/91      9,789      10,389      10,389         10,434
2/28/91     10,352      10,987      10,987         11,180
3/31/91     10,510      11,154      11,154         11,450
4/30/91     10,624      11,275      11,275         11,477
5/31/91     10,945      11,616      11,616         11,971
6/30/91     10,669      11,324      11,324         11,423
7/31/91     10,973      11,646      11,646         11,955
8/31/91     11,305      11,999      11,999         12,237
9/30/91     11,288      11,980      11,980         12,032
10/31/91    11,406      12,105      12,105         12,193
11/30/91    10,935      11,606      11,606         11,704
12/31/91    11,613      12,325      12,325         13,040
1/31/92     11,703      12,420      12,420         12,797
2/29/92     11,740      12,460      12,460         12,963
3/31/92     11,627      12,340      12,340         12,711
4/30/92     11,966      12,700      12,700         13,084
5/31/92     12,079      12,820      12,820         13,148
6/30/92     12,123      12,867      12,867         12,952
7/31/92     12,574      13,345      13,345         13,481
8/31/92     12,482      13,248      13,248         13,206
9/30/92     12,615      13,389      13,389         13,361
10/31/92    12,382      13,142      13,142         13,407
11/30/92    12,700      13,479      13,479         13,862
12/31/92    12,945      13,739      13,739         14,032
1/31/93     13,228      14,039      14,039         14,149
2/28/93     13,479      14,305      14,305         14,342
3/31/93     13,935      14,790      14,790         14,645
4/30/93     13,745      14,588      14,588         14,291
5/31/93     13,927      14,782      14,782         14,672
6/30/93     14,000      14,858      14,858         14,715
7/31/93     13,927      14,782      14,782         14,655
8/31/93     14,385      15,267      15,267         15,210
9/30/93     14,425      15,310      15,310         15,090
10/31/93    14,676      15,576      15,576         15,402
11/30/93    14,498      15,387      15,387         15,256
12/31/93    14,570      15,464      15,464         15,441
1/31/94     15,046      15,968      15,968         15,965
2/28/94     14,709      15,611      15,611         15,532
3/31/94     14,196      15,067      15,067         14,856
4/30/94     14,362      15,243      15,243         15,046
5/31/94     14,370      15,252      15,252         15,293
6/30/94     14,160      15,028      15,028         14,918
7/31/94     14,596      15,491      15,491         15,408
8/31/94     15,058      15,982      15,982         16,038
9/30/94     14,854      15,765      15,765         15,647
10/31/94    14,828      15,738      15,738         15,997
11/30/94    14,303      15,180      15,180         15,415
12/31/94    14,411      15,294      15,294         15,644
1/31/95     14,777      15,683      15,683         16,049
2/28/95     15,238      16,173      16,173         16,674
3/31/95     15,670      16,632      16,632         17,165
4/30/95     16,005      16,987      16,987         17,670
5/31/95     16,473      17,483      17,483         18,375
6/30/95     16,676      17,699      17,699         18,802
7/31/95     17,327      18,389      18,389         19,425
8/31/95     17,452      18,522      18,522         19,473
9/30/95     17,980      19,083      19,083         20,295
10/31/95    17,782      18,873      18,873         20,222
11/30/95    18,403      19,532      19,532         21,109
12/31/95    18,785      19,938      19,938         21,516
1/31/96     19,386      20,575      20,575         22,247
2/29/96     19,434      20,626      20,626         22,454
3/31/96     19,665      20,871      20,871         22,670
4/30/96     19,741      20,952      20,952         23,004
5/31/96     20,395      21,646      21,646         23,596
6/30/96     20,650      21,917      21,917         23,686
7/31/96     20,069      21,299      21,299         22,640
8/31/96     20,447      21,701      21,701         23,119
9/30/96     21,392      22,704      22,704         24,419
10/31/96    22,182      23,520      23,520         25,092
11/30/96    23,346      24,744      24,744         26,987
12/31/96    23,285      24,656      24,656         26,452
1/31/97     24,210      25,636      25,636         28,104
2/28/97     24,243      25,660      25,660         28,325
3/31/97     23,333      24,687      24,687         27,163
4/30/97     23,665      25,016      25,016         28,783
5/31/97     25,358      26,786      26,786         30,535
6/30/97     26,404      27,865      27,865         31,902
7/31/97     27,829      29,350      29,350         34,439
8/31/97     27,395      28,890      28,890         32,512
9/30/97     28,623      30,156      30,156         34,291
10/31/97    27,661      29,128      29,128         33,147
11/30/97    28,657      30,156      30,156         34,680
12/31/97    29,376      30,906      30,906         35,275
1/31/98     29,730      31,396      31,396         35,665
2/28/98     31,394      33,139      33,139         38,236
3/31/98     32,681      34,470      34,470         40,193
4/30/98     32,927      34,703      34,703         40,597
5/31/98     32,203      33,914      33,914         39,900
6/30/98     32,836      34,570      34,570         41,519
7/31/98     31,419      33,053      33,053         41,078
8/31/98     26,599      27,959      27,959         35,145
9/30/98     27,070      28,443      28,443         37,397
10/31/98    28,681      30,121      30,121         40,436
11/30/98    30,243      31,735      31,735         42,886
12/31/98    30,956      32,461      32,461         45,356
1/31/99     31,429      32,943      32,943         47,252
2/28/99     29,247      30,629      30,629         45,784
3/31/99     29,912      31,323      31,323         47,616
4/30/99     30,985      32,417      32,417         49,460
5/31/99     30,654      32,029      32,029         48,292
6/30/99     31,489      32,886      32,886         50,972
7/31/99     30,373      31,694      31,694         49,381
8/31/99     28,873      30,100      30,100         49,135
9/30/99     28,055      29,239      29,239         47,788
10/31/99    30,029      31,281      31,281         50,812
11/30/99    29,989      31,198      31,198         51,848
12/31/99    31,268      32,520      32,520         54,900
1/31/00     29,241      30,398      30,398         52,142
2/29/00     28,158      29,258      29,258         51,155
3/31/00     30,330      31,492      31,492         56,160
4/30/00     29,340      30,451      30,451         54,465
5/31/00     29,103      30,176      30,191         53,348
6/30/00     28,776      29,825      29,852         54,663
7/31/00     27,937      28,942      28,970         53,812
8/31/00     28,790      29,810      29,838         57,155
9/30/00     27,768      28,722      28,757         54,138
10/31/00    28,836      29,810      29,845         53,909
11/30/00    28,133      29,070      29,105         49,659
12/31/00    29,207      30,148      30,176         49,903

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Post performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Texaco, Inc. ..........................................................  3.8%
 (Oil--International Integrated)
Kimberly-Clark Corp. ..................................................  3.4
 (Household Products--Non-Durables)
First Industrial Realty Trust, Inc. ...................................  3.2
 (Real Estate--Investment Trust)
Federal National Mortgage Association..................................  3.2
 (Financial--Diversified)
Abbott Laboratories....................................................  3.2
 (Health Care--Diversified)
Bristol-Myers Squibb Co. ..............................................  3.1
 (Health Care--Diversified)
American Home Products Corp. ..........................................  3.0
 (Health Care--Diversified)
Johnson & Johnson......................................................  3.0
 (Health Care--Diversified)
PepsiCo, Inc. .........................................................  2.9
 (Beverages--Non-Alcoholic)
CVS Corp. .............................................................  2.6
 (Retail--Drug Stores)

TOP FIVE PURCHASES                                                         Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
J.D. Edwards & Co. .................................................... $11,479
SONICblue, Inc. .......................................................   6,919
Johnson & Johnson......................................................   6,277
Lucent Technologies, Inc. .............................................   5,843
Microsoft Corp. .......................................................   5,484

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                    (000's)
--------------------------------------------------------------------------------
Finova Group, Inc. .................................................... $10,556
Conseco, Inc. .........................................................   9,998
Lucent Technologies, Inc. .............................................   8,558
Albertson's, Inc. .....................................................   8,403
Central Parking 5.25% Convertible......................................   7,736

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified)..............................................  12%
Oil (International Integrated).........................................   8
Real Estate Investment Trust...........................................   8
Computers (Software & Services)........................................   5
Household Products (Non-Durables)......................................   5

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)          78%
2 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)        10%
3 Small - Common Stocks:   (Less than $1.5 Bil.)         8%
4 Preferred Stock:                                       2%
5 Cash & Other:                                          2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO Dividend Income Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 95.8%

 Banks (Major Regional) - 1.5%
   72,511   Bank of America Corp.                                       $  3,326

 Banks (Money Center) - 1.8%
   85,500   Chase Manhattan Corp.                                          3,885

 Banks (Regional) - 1.2%
  118,000   Firstar Corp.                                                  2,743

 Beverages (Non-Alcoholic) - 2.9%
  130,000   PepsiCo, Inc.                                                  6,443

 Chemicals - 1.4%
   64,000   Du Pont (E.I.) de Nemours & Co.                                3,092

 Computers (Hardware) - 2.7%
   95,600   Hewlett-Packard Co.                                            3,017
   32,400   International Business Machines Corp.                          2,754

 Computers (Peripherals) - 0.4%
   92,700 * InfoSpace, Inc.                                                  820

 Computers (Software & Services) - 4.5%
  107,100 * Cadence Design Systems, Inc.                                   2,945
  209,000 * J.D. Edwards & Co.                                             3,723
   77,600 * Microsoft Corp.                                                3,376

 Consumer Finance - 1.1%
   44,000   Household International, Inc.                                  2,420

 Electric Companies - 2.1%
   34,000   Duke Energy Corp.                                              2,898
   55,000   NiSource, Inc.                                                 1,691

 Electrical Equipment - 3.2%
   30,000   Emerson Electric Co.                                           2,364
   97,200   General Electric Co.                                           4,660

 Electronics (Semiconductors) - 1.7%
  122,800   Intel Corp.                                                    3,715

 Entertainment - 1.0%
   72,700   Walt Disney Co.                                                2,104

 Financial (Diversified) - 3.2%
   80,000   Federal National Mortgage Association                          6,940

 Foods - 1.6%
  135,700   ConAgra, Inc.                                                  3,528

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Health Care (Diversified) - 12.2%
  142,800   Abbott Laboratories                                         $  6,917
  103,000   American Home Products Corp.                                   6,546
   91,000   Bristol-Myers Squibb Co.                                       6,728
   61,800   Johnson & Johnson                                              6,493

 Health Care (Medical Products & Supplies) - 1.6%
  102,500 * PolyMedica Corp.                                               3,421

 Household Products (Non-Durables) - 4.9%
  104,000   Kimberly-Clark Corp.                                           7,352
   44,300   Procter & Gamble Co.                                           3,475

 Insurance (Multi-Line) - 2.4%
   75,000   Hartford Financial Services Group, Inc.                        5,297

 Insurance (Property-Casualty) - 1.4%
   85,000   Fidelity National Financial, Inc.                              3,140

 Machinery (Diversified) - 1.2%
   63,300   Ingersoll-Rand Co.                                             2,651

 Manufacturing (Diversified) - 2.5%
   45,500   Minnesota Mining & Manufacturing Co.                           5,483

 Manufacturing (Specialized) - 1.2%
   80,000   Diebold, Inc.                                                  2,670

 Oil (International Integrated) - 8.2%
   59,406   Exxon Mobil Corp.                                              5,165
   75,000   Royal Dutch Petroleum Co. (ADR)                                4,542
  135,000   Texaco, Inc.                                                   8,387

 Paper & Forest Products - 1.3%
   57,700   Weyerhaeuser Co.                                               2,928

 Railroads - 2.5%
  109,000   GATX Corp.                                                     5,436

 Real Estate Investment Trust - 8.1%
  100,000   Equity Residential Properties Trust                            5,531
  205,000   First Industrial Realty Trust, Inc.                            6,970
  185,000   Liberty Property Trust                                         5,284

 Retail (Building Supplies) - 0.6%
   30,600   Home Depot, Inc.                                               1,398

 Retail (Department Stores) - 2.4%
  158,500   May Department Stores Co.                                      5,191

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO Dividend Income Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                               VALUE
 AMOUNT                                                                 (000's)
--------------------------------------------------------------------------------
 Retail (Drug Stores) - 2.6%
   93,900   CVS Corp.                                                  $  5,628

 Retail (General Merchandise) - 0.6%
   35,300 * Costco Wholesale Corp.                                        1,410

 Savings & Loans - 2.4%
  100,000   Washington Mutual, Inc.                                       5,306

 Services (Advertising/Marketing) - 0.7%
   35,200   Interpublic Group Cos., Inc.                                  1,498

 Services (Commercial & Consumer) - 4.1%
  162,500 * NCO Group, Inc.                                               4,936
   72,300   United Parcel Service, Inc. (Class B)                         4,252

 Telephone - 3.6%
   90,000   CenturyTel, Inc.                                              3,218
   91,740   Verizon Communications                                        4,598

 Waste Management - 1.0%
  119,400   Landauer, Inc.                                                2,179
                                                                       --------

 TOTAL COMMON STOCK                                                     210,474
                                                                       --------

 SHARES OR
 PRINCIPAL                                                               VALUE
 AMOUNT                                                                 (000's)
--------------------------------------------------------------------------------
 PREFERRED STOCKS - 1.6%

 Computers (Software & Services) - 1.6%
    345,500   Merrill Lynch & Co. (CIBER)
              7.875% Convertible                                       $  3,563
                                                                       --------

 TOTAL PREFERRED STOCKS                                                   3,563
                                                                       --------

 CASH EQUIVALENTS - 5.5%

 Investment Companies
 11,254,345   AIM Short-Term Investments Co.                             11,254
              Liquid Assets Money Market
              Portfolio (Institutional
              Shares)
    754,701   J.P. Morgan Institutional
              Prime Money Market                                            755
                                                                       --------
 TOTAL CASH EQUIVALENTS                                                  12,009
                                                                       --------
 TOTAL INVESTMENTS - 102.9%                                             226,046

 Other Assets, less Liabilities                                          (6,270)
                                                                       --------
 NET ASSETS                                                            $219,776
                                                                       ========
-------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO Northwest Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          With its heavy weighting in technology the SAFECO Northwest
WILLIAM B.    Fund underperformed the Northwest 50 Index and the Lipper
WHITLOW       average for multi-cap core funds for the year ending December
              31, 2000.

                 Our formerly heavy weighting in technology was responsible for the Fund's underperformance in the last 12 months, and for its substantial outperformance over the last two years.

   All in all, I am pleased with the way the portfolio weathered the storm unleashed on the technology and telecommunications sectors. When they began falling, I began selling tech stocks, especially Internet issues, to bring our weighting more in line with the S&P. I held our weighting in telecommunications, adding Montana Power for its fiber optics network, as I think there continues to be good potential here.

   My goal is to balance the portfolio's tech side with more traditional "old" economy stocks. Our consumer staple, basic industry and financial holdings add equilibrium, as well as potential, to the portfolio. Indeed, Washington Mutual, StanCorp Financial, Starbucks, Weyerhaeuser and Kroger cushioned the Fund through the correction that began in March. Given the positive outlook for financials, I added Bank of America to our ranks.

   Part of my strategy is to hold core growth companies and move into cyclical companies on their upswing. For its longer commercial airplane cycle, we returned to Boeing. Believing its sales will cycle up with Windows 2000, we bought more Microsoft. One of 2000's many lessons in investing was that tech companies have cycles, as do asset classes, investment styles and economies.

   Despite their cycling down, I think the tech sector and the Northwest have superior long-term potential. I remain committed to balancing a well-calculated, but aggressive, approach to technology with "old economy" stocks.

William B. Whitlow

--------------------------------------------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the University of Colorado and an MBA from the University of California at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                 PERFORMANCE OVERVIEW - CLASS A, B, AND C SHARES

Average Annual Total Return for the                With Sales Charge
periods ended December 31, 2000          1 Year    5 Year    Since Inception**
------------------------------------------------------------------------------
SAFECO Northwest Fund
   Class A                               (21.10)%   13.44%        11.67%
   Class B                               (21.04)%   13.93%        12.03%
   Class C                               (17.72)%   14.17%        12.03%
S&P 500 Index                               N/A       N/A           N/A
WM Group NW 50 Index                        N/A       N/A           N/A
Lipper, Inc. (Multi-Cap Core Funds)         N/A       N/A           N/A


Average Annual Total Return for the               Without Sales Charge
periods ended December 31, 2000          1 Year    5 Year    Since Inception**
------------------------------------------------------------------------------
SAFECO Northwest Fund
   Class A                               (16.27)%   14.79%        12.34%
   Class B                               (16.88)%   14.17%        12.03%
   Class C                               (16.88)%   14.17%        12.03%
S&P 500 Index                             (9.10)%   18.32%        16.42%
WM Group NW 50 Index                      (1.51)%   22.22%        16.01%
Lipper, Inc. (Multi-Cap Core Funds)       (2.95)%   16.25%          N/A

** Graph and average annual return comparison begins February 28, 1991, inception date of the fund.


Investment Values

                                                  WM Group NW     S&P 500
              Class A     Class B    Class C        50 Index       Index
              -------     -------    -------        -------       -------

2/7/91         9,425*      10,000      10,000        10,000        10,000
2/28/91        9,548       10,130      10,130        10,392        10,242
3/31/91        9,762       10,357      10,357        10,633        10,266
4/30/91       10,047       10,660      10,660        11,255        10,708
5/31/91       10,390       11,024      11,024        10,489        10,217
6/30/91        9,782       10,379      10,379        10,981        10,693
7/31/91       10,365       10,998      10,998        11,410        10,946
8/31/91       10,795       11,454      11,454        11,177        10,763
9/30/91       10,531       11,173      11,173        11,156        10,907
10/31/91      10,425       11,061      11,061        10,697        10,469
11/30/91       9,783       10,380      10,380        11,963        11,664
12/31/91      10,973       11,643      11,643        12,572        11,447
1/31/92       11,446       12,144      12,144        12,744        11,595
2/29/92       11,813       12,533      12,533        12,322        11,370
3/31/92       11,553       12,258      12,258        11,744        11,703
4/30/92       11,148       11,828      11,828        11,623        11,760
5/31/92       11,263       11,950      11,950        11,201        11,586
6/30/92       10,908       11,573      11,573        11,301        12,059
7/31/92       11,159       11,840      11,840        10,976        11,812
8/31/92       10,860       11,522      11,522        11,393        11,951
9/30/92       11,312       12,002      12,002        11,830        11,992
10/31/92      11,690       12,403      12,403        12,345        12,399
11/30/92      12,184       12,927      12,927        12,353        12,551
12/31/92      12,518       13,282      13,282        12,432        12,656
1/31/93       12,568       13,334      13,334        12,028        12,829
2/28/93       11,951       12,680      12,680        12,508        13,099
3/31/93       12,419       13,176      13,176        12,211        12,783
4/30/93       11,911       12,638      12,638        12,497        13,124
5/31/93       12,170       12,912      12,912        12,212        13,162
6/30/93       12,056       12,791      12,791        11,757        13,109
7/31/93       11,956       12,685      12,685        12,223        13,605
8/31/93       12,294       13,044      13,044        11,932        13,498
9/30/93       12,285       13,035      13,035        12,343        13,777
10/31/93      12,445       13,204      13,204        12,592        13,646
11/30/93      12,494       13,257      13,257        12,743        13,811
12/31/93      12,647       13,418      13,418        13,113        14,280
1/31/94       12,870       13,655      13,655        13,294        13,893
2/28/94       13,195       14,000      14,000        12,809        13,288
3/31/94       12,637       13,407      13,407        12,754        13,459
4/30/94       12,606       13,375      13,375        12,930        13,679
5/31/94       12,799       13,580      13,580        12,520        13,344
6/30/94       12,472       13,233      13,233        12,599        13,782
7/31/94       12,655       13,427      13,427        13,308        14,346
8/31/94       13,225       14,031      14,031        12,781        13,996
9/30/94       12,923       13,711      13,711        12,687        14,309
10/31/94      12,799       13,580      13,580        12,442        13,789
11/30/94      12,481       13,243      13,243        12,493        13,993
12/31/94      12,450       13,210      13,210        12,439        14,355
1/31/95       12,605       13,373      13,373        12,882        14,914
2/28/95       12,923       13,711      13,711        13,290        15,354
3/31/95       13,354       14,169      14,169        13,674        15,806
4/30/95       13,529       14,354      14,354        13,659        16,436
5/31/95       13,735       14,573      14,573        14,473        16,818
6/30/95       14,412       15,291      15,291        15,005        17,375
7/31/95       15,163       16,088      16,088        15,275        17,418
8/31/95       15,297       16,230      16,230        15,817        18,153
9/30/95       15,379       16,317      16,317        15,432        18,088
10/31/95      15,198       16,125      16,125        15,641        18,882
11/30/95      15,166       16,091      16,091        15,811        19,245
12/31/95      14,962       15,875      15,875        15,710        19,900
1/31/96       15,104       16,026      16,026        16,054        20,085
2/29/96       15,564       16,514      16,514        16,569        20,278
3/31/96       16,506       17,513      17,513        17,546        20,577
4/30/96       16,955       17,990      17,990        17,812        21,106
5/31/96       17,240       18,292      18,292        17,716        21,187
6/30/96       16,881       17,911      17,911        16,828        20,251
7/31/96       16,081       17,062      17,062        17,643        20,679
8/31/96       16,596       17,609      17,609        18,080        21,842
9/30/96       16,857       17,885      17,885        17,936        22,444
10/31/96      16,441       17,418      17,418        19,215        24,139
11/30/96      17,150       18,171      18,171        19,644        23,661
12/31/96      17,199       18,210      18,210        20,502        25,138
1/31/97       18,447       19,520      19,520        20,863        25,336
2/28/97       18,447       19,508      19,508        20,266        24,297
3/31/97       17,676       18,677      18,677        21,151        25,746
4/30/97       18,300       19,326      19,326        22,863        27,312
5/31/97       19,511       20,598      20,598        23,922        28,535
6/30/97       20,625       21,766      21,766        26,083        30,805
7/31/97       22,411       23,622      23,622        25,217        29,081
8/31/97       21,811       22,973      22,973        26,959        30,673
9/30/97       22,900       24,102      24,102        25,154        29,649
10/31/97      21,811       22,960      22,960        26,659        31,021
11/30/97      22,753       23,933      23,933        26,033        31,553
12/31/97      22,495       23,660      23,660        25,911        31,902
1/31/98       22,273       23,424      23,424        28,536        34,201
2/28/98       24,542       25,805      25,805        29,872        35,951
3/31/98       24,842       26,110      26,110        30,098        36,313
4/30/98       25,442       26,733      26,733        28,281        35,690
5/31/98       23,577       24,753      24,753        30,030        37,138
6/30/98       24,099       25,279      25,279        28,168        36,744
7/31/98       22,599       23,701      23,701        23,651        31,437
8/31/98       18,100       18,980      18,980        24,743        33,451
9/30/98       19,144       20,060      20,060        27,482        36,169
10/31/98      20,330       21,292      21,292        30,600        38,360
11/30/98      22,052       23,092      23,092        34,256        40,570
12/31/98      23,140       24,220      24,220        35,968        42,266
1/31/99       24,524       25,647      25,647        35,432        40,953
2/28/99       23,562       24,626      24,626        37,914        42,591
3/31/99       23,813       24,878      24,878        39,419        44,241
4/30/99       24,340       25,396      25,396        39,469        43,196
5/31/99       25,433       26,529      26,529        41,296        45,593
6/30/99       27,331       28,488      28,488        38,129        44,170
7/31/99       26,699       27,816      27,816        38,011        43,950
8/31/99       26,712       27,802      27,802        37,238        42,745
9/30/99       26,382       27,452      27,452        39,173        45,450
10/31/99      29,110       30,279      30,279        39,811        46,377
11/30/99      31,509       32,769      32,769        43,781        49,107
12/31/99      35,612       37,043      37,043        43,213        46,640
1/31/00       35,541       36,952      36,952        44,947        45,757
2/29/00       39,457       40,995      40,995        47,598        50,234
3/31/00       40,297       41,843      41,843        43,221        48,718
4/30/00       35,327       36,664      36,664        40,445        47,718
5/31/00       33,747       34,998      34,998        41,741        48,895
6/30/00       38,147       39,556      39,556        40,819        48,134
7/31/00       36,296       37,618      37,618        43,816        51,124
8/31/00       38,104       39,466      39,466        41,620        48,425
9/30/00       34,188       35,392      35,392        42,868        48,220
10/31/00      34,231       35,407      35,422        40,032        44,419
11/30/00      29,674       30,667      30,682        43,121        44,637
12/31/00      29,817       30,788      30,788

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc. ................................................ 7.3%
 (Savings & Loans)
Kroger Co. ............................................................. 6.0
 (Retail--Food Chains)
Costco Wholesale Corp. ................................................. 5.3
 (Retail--General Merchandise)
Expeditors International of Washington, Inc. ........................... 5.2
 (Air Freight)
StanCorp Financial Group, Inc. ......................................... 5.0
 (Insurance--Life & Health)
VoiceStream Wireless Corp. ............................................. 4.9
 (Telecommunications-- Cellular/Wireless)
Western Wireless Corp. (Class A)........................................ 4.9
 (Telecommunications-- Cellular/Wireless)
Starbucks Corp. ........................................................ 4.8
 (Restaurants)
Microsoft Corp. ........................................................ 4.5
 (Computers--Software & Services)
Bank of America Corp. .................................................. 3.4
 (Banks--Major Regional)

TOP FIVE PURCHASES                                                        Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Western Wireless Corp. (Class A)........................................ $6,398
Go2Net, Inc. ...........................................................  5,824
Bank of America Corp. ..................................................  4,839
AVT Corp. ..............................................................  4,497
Micron Technology, Inc. ................................................  4,228

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31,                                          (000's)
--------------------------------------------------------------------------------
Albertson's, Inc........................................................ $3,718
Mylan Laboratories, Inc. ...............................................  3,686
AVT Corp................................................................  2,841
Alaska Air Group, Inc. .................................................  2,802
ARIS Corp. .............................................................  2,515

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Telecommunications (Cellular/Wireless).................................  10%
Computers (Software & Services)........................................   8
Savings & Loans........................................................   7
Electronics (Semiconductors)...........................................   7
Retail (Food Chains)...................................................   6

Weightings As a Percent of Net Assets
-------------------------------------------------------------------------------

                                   [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)       58%
2 Small - Common Stocks:   (Less than $1.5 Bil.)     22%
3 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)     19%
4 Cash & Other:                                       1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                            As of December 31, 2000


 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 100.6%

 Aerospace/Defense - 2.4%
   45,000   Boeing Co.                                                  $  2,970

 Air Freight - 5.2%
  118,000   Expeditors International of Washington, Inc.                   6,335

 Airlines - 1.6%
   66,000 * Northwest Airlines Corp.                                       1,988

 Banks (Major Regional) - 5.9%
   89,000   Bank of America Corp.                                          4,083
   75,000   U.S. Bancorp                                                   2,189
   93,280   West Coast Bancorp, Inc.                                         909

 Banks (Regional) - 0.5%
   79,000   Washington Banking Co.                                           642

 Biotechnology - 1.8%
   80,000 * Corixa Corp.                                                   2,230

 Chemicals (Diversified) - 1.8%
  152,000   Penford Corp.                                                  2,166

 Communication Equipment - 1.0%
  242,000 * AVT Corp.                                                      1,202

 Computers (Hardware) - 2.9%
  111,000   Hewlett-Packard Co.                                            3,503

 Computers (Networking) - 1.8%
   79,050 * Avocent Corp.                                                  2,134

 Computers (Peripherals) - 3.3%
  117,000 * click2learn.com, Inc.                                          1,141
  164,746 * InfoSpace, Inc.                                                1,457
   45,000 * WatchGuard Technologies, Inc.                                  1,423

 Computers (Software & Services) - 7.9%
   50,000 * F5 Networks, Inc.                                                475
   97,000 * Internap Network Services Corp.                                  703
  126,000 * Microsoft Corp.                                                5,481
   95,000 * ONYX Software Corp.                                            1,045
   62,000 * WebTrends Corp.                                                1,794

 Electric Companies - 1.0%
   59,000 * Montana Power Co.                                              1,224

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Electrical Equipment - 0.9%
   20,595 * Agilent Technologies, Inc.                                  $  1,128

 Electronics (Semiconductors) - 6.5%
  131,000   Intel Corp.                                                    3,963
  111,000 * Micron Technology, Inc.                                        3,941

 Hardware & Tools - 0.5%
  141,000 * Jore Corp.                                                       652

 Health Care (Diversified) - 3.3%
   62,000   American Home Products Corp.                                   3,940

 Health Care (Major Pharmaceuticals) - 2.5%
  230,000 * Penwest Pharmaceuticals Co.                                    2,976

 Health Care (Medical Products & Supplies) - 1.4%
  128,000 * SonoSite, Inc.                                                 1,632

 Health Care (Specialized Services) - 1.2%
   90,000 * Rosetta Inpharmatics, Inc.                                     1,440

 Insurance (Life & Health) - 5.0%
  128,000   StanCorp Financial Group, Inc.                                 6,112

 Iron & Steel - 1.7%
  161,000   Schnitzer Steel Industries, Inc.                               2,093

 Leisure Time (Products) - 1.6%
  105,000 * Ambassadors International, Inc.                                1,995

 Paper & Forest Products - 2.8%
   66,000   Weyerhaeuser Co.                                               3,350

 Restaurants - 4.8%
  131,000 * Starbucks Corp.                                                5,797

 Retail (Food Chains) - 6.0%
  267,000 * Kroger Co.                                                     7,226

 Retail (General Merchandise) - 5.3%
  161,000 * Costco Wholesale Corp.                                         6,430

 Savings & Loans - 7.3%
  166,000   Washington Mutual, Inc.                                        8,808

 Telecommunications (Cellular/Wireless) - 9.7%
   59,000 * VoiceStream Wireless Corp.                                     5,937
  150,000 * Western Wireless Corp. (Class A)                               5,878

 Telephone - 3.0%
  202,000 * XO Communications, Inc. (Class A)                              3,598
                                                                        --------

 TOTAL COMMON STOCKS                                                     121,990
                                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.2%

 Investment Companies
     212,941 AIM Short-Term Investments Co. Liquid Assets Money
             Market Portfolio (Institutional Shares)                   $    213

 TOTAL CASH EQUIVALENTS                                                     213
                                                                      ---------

 TOTAL INVESTMENTS - 100.8%                                             122,203

 Other Assets, less Liabilities                                            (917)

 NET ASSETS                                                            $121,286

-------------------------------------------------------------------------------
* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO International Stock Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Though the total returns are negative, the SAFECO International Stock Fund outperformed the EAFE Index for the year 2000, and each of its quarters. The Fund also did better than its international peers, according to Lipper.

   For the year, financials were the big winners, while TMT (technology, media and telecom) stocks provided most of the big losers. Consumer staples, tobacco, health care and financials also fared well as investors sought the security of "old economy" stocks.

   European markets were volatile, with concerns about economic slowdown and future earnings. Technology-exposed markets such as Japan, Korea and Taiwan had very poor years. Hong Kong and Australia fared somewhat better.

   In this environment, the portfolio benefited from being underweighted in Japan versus the index, and by its anticipation of a return to fundamental investing. As we had already trimmed TMT stocks and reinvested in lower-valued, more attractive opportunities, we suffered less when investor sentiment shifted in the first quarter. The Fund benefited in particular from its holdings in pharmaceuticals and its "Global Financial Services" theme.

   The outlook for Japan turned sour with the electronics cycle at year-end. Economic and earnings growth estimates are falling sharply there. The remaining Asian markets (except Australia and Hong Kong) ended the year in a subdued state. Australia and Hong Kong are benefiting by the combination of solid economic conditions and lower interest rate expectations. The prospect of a slowing U.S. economy, together with a strengthening Euro, will likely reduce earnings growth for the European markets 7% to 10%.

   The good news is that, with the fall in global equities in 2000, a number of stocks became more attractively priced, and that provides new opportunities for value investors such as us.

Bank of Ireland
Asset Management (U.S.) Limited

--------------------------------------------------------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. Funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - CLASS A, B, AND C SHARES

Average Annual Total Return for the                    With Sales Charge
periods ended December 31, 2000                   1 Year     Since Inception**
-------------------------------------------------------------------------------
SAFECO International Fund
   Class A                                        (16.16)%        7.99%
   Class B                                        (15.71)%        8.27%
   Class C                                        (12.54)%        8.52%
S&P 500 Index                                        N/A           N/A
Lipper, Inc. (International Funds)                   N/A           N/A


Average Annual Total Return for the                   Without Sales Charge
periods ended December 31, 2000                   1 Year     Since Inception**
-------------------------------------------------------------------------------
SAFECO International Fund
   Class A                                        (11.05)%        9.30%
   Class B                                        (11.52)%        8.56%
   Class C                                        (11.52)%        8.52%
S&P 500 Index                                     (15.21)%        5.65%
Lipper, Inc. (International Funds)                (15.60)%         N/A

** Graph and average annual return comparison begins January 31, 1996, ineption date of the fund.


Investment Values

             Class A     Class B     Class C     EAFE Index
             -------     -------     -------     ----------
1/31/96       9,425      10,000      10,000        10,000
2/29/96       9,359       9,930       9,930        10,021
3/31/96       9,463      10,040      10,040        10,220
4/30/96       9,698      10,290      10,290        10,504
5/31/96       9,661      10,250      10,250        10,298
6/30/96       9,651      10,240      10,240        10,342
7/31/96       9,274       9,840       9,840        10,026
8/31/96       9,651      10,240      10,240        10,035
9/30/96       9,853      10,454      10,454        10,288
10/31/96      9,967      10,565      10,565        10,169
11/30/96     10,593      11,229      11,229        10,560
12/31/96     10,759      11,391      11,391        10,410
1/31/97      10,720      11,340      11,340        10,033
2/28/97      10,863      11,482      11,482        10,183
3/31/97      10,787      11,411      11,411        10,207
4/30/97      10,835      11,451      11,451        10,247
5/31/97      11,330      11,966      11,966        10,900
6/30/97      11,673      12,320      12,320        11,488
7/31/97      12,083      12,744      12,744        11,660
8/31/97      11,054      11,643      11,643        10,776
9/30/97      11,797      12,421      12,421        11,366
10/31/97     10,816      11,381      11,381        10,478
11/30/97     10,882      11,441      11,441        10,358
12/31/97     11,222      11,788      11,788        10,435
1/31/98      11,455      12,033      12,033        10,899
2/28/98      12,213      12,820      12,820        11,584
3/31/98      12,689      13,311      13,311        11,926
4/30/98      12,757      13,352      13,352        12,007
5/31/98      12,864      13,464      13,464        11,934
6/30/98      12,990      13,587      13,587        12,010
7/31/98      13,126      13,720      13,720        12,118
8/31/98      11,416      11,920      11,920        10,602
9/30/98      10,726      11,195      11,195        10,263
10/31/98     11,533      12,023      12,023        11,318
11/30/98     12,417      12,933      12,933        11,883
12/31/98     12,757      13,280      13,280        12,337
1/31/99      12,786      13,301      13,301        12,286
2/28/99      12,699      13,209      13,209        11,979
3/31/99      13,029      13,546      13,546        12,464
4/30/99      13,660      14,190      14,190        12,955
5/31/99      13,000      13,464      13,464        12,273
6/30/99      13,456      13,935      13,935        12,737
7/31/99      13,690      14,159      14,159        13,100
8/31/99      13,728      14,180      14,180        13,133
9/30/99      13,709      14,149      14,149        13,251
10/31/99     14,204      14,650      14,650        13,732
11/30/99     14,953      15,437      15,437        14,194
12/31/99     16,410      16,930      16,930        15,454
1/31/00      15,438      15,918      15,918        14,458
2/29/00      15,982      16,460      16,460        14,833
3/31/00      16,575      17,063      17,063        15,394
4/30/00      15,720      16,173      16,173        14,570
5/31/00      15,536      15,969      15,959        14,199
6/30/00      16,070      16,511      16,501        14,739
7/31/00      15,555      15,979      15,959        14,107
8/31/00      15,681      16,092      16,081        14,215
9/30/00      14,826      15,212      15,192        13,509
10/31/00     14,496      14,865      14,855        13,176
11/30/00     14,030      14,374      14,364        12,668
12/31/00     14,548      14,928      14,918        13,104

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Post performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
ING Groep NV...........................................................  4.7%
 (Banks--Foreign)
Vodafone Group, plc....................................................  4.1
 (Telephone)
Nestle SA..............................................................  3.0
 (Foods)
Shell Transport & Trading Co., plc.....................................  2.9
 (Oil--International Integrated)
Barclays, plc..........................................................  2.6
 (Banks--Foreign)
Aventis SA.............................................................  2.6
 (Chemicals)
Total Fina Elf SA......................................................  2.5
 (Oil--International Integrated)
Axa....................................................................  2.5
 (Insurance--Multi-Line)
Swiss Re...............................................................  2.3
 (Insurance--Multi-Line)
ENI SpA................................................................  2.3
 (Telephone)

TOP FIVE PURCHASES                                                        Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
NEC Corp. ..............................................................  $703
Hitachi, Ltd. ..........................................................   581
Shell Transport & Trading Co., plc......................................   534
Marconi, plc............................................................   527
Koninklijke (Royal) Philips Electronics NV..............................    74

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                    (000's)
--------------------------------------------------------------------------------
Vodafone Group, plc.....................................................  $669
Allied Zurich, plc......................................................   478
Sony Corp. .............................................................   382
ING Groep NV............................................................   364
Canon, Inc. ............................................................   357

                                                                      Percent of
TOP FIVE COUNTRIES                                                    Net Assets
--------------------------------------------------------------------------------
United Kingdom.........................................................   30%
Netherlands............................................................   15
Japan..................................................................   14
Switzerland............................................................   12
France.................................................................   12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                            As of December 31, 2000

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 102.6%
 Australia - 3.2%
     8,405 Brambles Industries, Ltd.                                     $   196
           Services (Commercial & Consumer)
    22,900 National Australia Bank, Ltd.                                     367
           Banks (Foreign)
    37,571 News Corp., Ltd.                                                  292
           Publishing
    35,918 Telstra Corp., Ltd.                                               128
           Telephone
    23,977 Westpac Banking Corp., Ltd.                                       176
           Banks (Foreign)

 Denmark - 0.4%
     3,780 Tele Danmark AS                                                   154
           Telephone

 France - 11.5%
    12,110 Alcatel                                                           687
           Telephone
    10,504 Aventis SA                                                        920
           Chemicals
     6,123 Axa                                                               884
           Insurance (Multi-Line)
     6,014 Total Fina Elf SA                                                 893
           Oil (International Integrated)
    11,424 Vivendi Universal SA                                              751
           Services (Commercial & Consumer)

 Germany - 5.7%
     8,075 Bayer AG                                                          425
           Chemicals
     6,710 Bayerische Hypo-und Vereinsbank AG                                376
           Banks (Foreign)
    15,802 Bayerische Motoren Werke AG                                       515
           Automobiles
    11,915 E.On AG                                                           724
           Electric Companies

 Hong Kong - 3.3%
    30,000 Cheung Kong Holdings, Ltd.                                        384
           Real Estate Investment Trust
    48,000 China Mobile (Hong Kong), Ltd. Telecommunications                 262
           (Cellular/Wireless)
 1,380,000 PetroChina Co., Ltd.                                              230
           Oil & Gas (Exploration & Production)
    31,000 Sun Hung Kai Properties, Ltd.                                     309
           Real Estate Investment Trust

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
 Italy - 3.2%
    73,430 ENI SpA                                                       $   810
           Telephone
    57,177 Ente Nazionale Idrocarburi SpA Oil (International                 364
           Integrated)

 Japan - 13.9%
     2,800 Acom Co., Ltd.                                                    206
           Consumer Finance
    10,000 Bank of Tokyo--Mitsubishi, Ltd.                                    99
           Banks (Foreign)
    19,000 Canon, Inc.                                                       664
           Office Equipment & Supplies
    10,000 Fuji Photo Film Co.                                               417
           Office Equipment & Supplies
    71,000 Hitachi, Ltd.                                                     631
           Electrical Equipment
     4,000 Hoya Corp.                                                        293
           Health Care (Medical Products & Supplies)
     2,600 Murata Manufacturing Co., Ltd.                                    304
           Electrical Equipment
    27,000 NEC Corp.                                                         493
           Electronics (Semiconductors)
        57 Nippon Telegraph & Telephone Corp.                                410
           Telephone
        15 NTT DoCoMo, Inc.                                                  258
           Telephone
     1,200 Rohm Co., Ltd.                                                    227
           Electrical Equipment
     1,600 SMC Corp.                                                         205
           Machinery (Diversified)
     2,800 Sony Corp.                                                        193
           Electrical Equipment
    10,000 Takeda Chemical Industries                                        590
           Health Care
           (Major Pharmaceuticals)

 Netherlands - 15.0%
    28,648 ABN AMRO Holding NV                                               650
           Banks (Foreign)
    23,049 Elsevier NV                                                       338
           Publishing
     6,450 Fortis NV                                                         209
           Financial (Diversified)
     3,660 Heineken NV                                                       221
           Beverages (Alcoholic)
    21,192 ING Groep NV                                                    1,690
           Banks (Foreign)
    13,018 Koninklijke KPN NV                                                150
           Telephone

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                            As of December 31, 2000

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
  15,857   Koninklijke (Royal) Philips Electronics NV                    $   580
           Electronics (Semiconductors)
  21,655   Koninklijke Ahold NV                                              697
           Retail (Food Chains)
   7,525   Royal Dutch Petroleum Co.                                         460
           Oil (International Integrated)
   8,235   TNT Post Group NV                                                 199
           Shipping
   4,480   VNU NV                                                            220
           Publishing

 Portugal - 0.4%
  40,283   Electricidade de Portugal SA                                      133
           Electric Companies

 Singapore - 1.0%
  21,122   DBS Group Holdings, Ltd.                                          239
           Banks (Foreign)
   8,000   Singapore Press Holdings, Ltd.                                    118
           Publishing

 South Korea - 0.2%
   4,600 # Pohang Iron & Steel Co., Ltd. (ADR)                                72
           Iron & Steel

 Spain - 2.6%
  43,150   Banco Santander Central Hispano SA                                461
           Banks (Foreign)
  28,327   Telefonica SA                                                     467
           Telephone

 Sweden - 1.0%
  32,950   Telefonaktiebolaget LM Ericsson AB                                374
           Telecommunications (Long Distance)

 Switzerland - 11.6%
     127   Lonza AG                                                           74
           Chemicals
     462   Nestle SA                                                       1,077
           Foods
     439   Novartis AG                                                       775
           Health Care (Major Pharmaceuticals)
      57   Roche Holding AG                                                  580
           Health Care (Major Pharmaceuticals)

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
     345   Swiss Re                                                      $   826
           Insurance (Multi-Line)
   4,620   UBS AG                                                            753
           Banks (Foreign)
     187   Zurich Financial Services AG                                      113
           Insurance (Multi-Line)

 United Kingdom - 29.6%
  14,420   3i Group, plc                                                     267
           Investment Management
   7,185   AstraZeneca Group, plc                                            362
           Health Care (Medical Products & Supplies)
  30,275   Barclays, plc                                                     935
           Banks (Foreign)
  47,610   Cable & Wireless, plc                                             642
           Telephone
  46,643   Cadbury Schweppes, plc                                            323
           Beverages (Non-Alcoholic)
  50,398   Diageo, plc                                                       563
           Beverages (Alcoholic)
  25,486   EMI Group, plc                                                    209
           Leisure Time (Products)
  27,385   GlaxoSmithKline, plc                                              773
           Health Care (Major Pharmaceuticals)
  45,055   Granada Compass, plc                                              483
           Services (Commercial & Consumer)
  10,839   Granada Media, plc                                                 69
           Broadcasting (TV, Radio & Cable)
  52,240   Hilton Group, plc                                                 163
           Lodging (Hotels)
  76,619   Invensys, plc                                                     179
           Manufacturing (Diversified)
  72,392   Lloyds TSB Group, plc                                             763
           Banks (Foreign)
  43,650   Marconi, plc                                                      468
           Communication Equipment
  25,550   P & O Princess Cruises, plc                                       112
           Leisure Time (Products)
  10,220   Pearson, plc                                                      244
           Publishing
  42,780   Prudential, plc                                                   687
           Insurance (Multi-Line)
   8,670   Railtrack Group, plc                                              117
           Railroads
  21,200   Reuters Group, plc                                                359
           Services (Commercial & Consumer)
   9,350   RMC Group, plc                                                     82
           Building Materials

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                            As of December 31, 2000

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
 127,179 Shell Transport & Trading Co., plc                              $ 1,040
         Oil (International Integrated)
   8,786 Smiths Group, plc                                                   106
         Manufacturing (Diversified)
  19,100 Smiths Group, plc (Illiquid)                                          6
         Manufacturing (Diversified)
 403,216 Vodafone Group, plc                                               1,480
         Telephone
  18,000 WPP Group, plc                                                      235
         Services (Advertising/Marketing)
                                                                         -------

 TOTAL COMMON STOCKS                                                      36,980
                                                                         -------

                                                                          VALUE
 SHARES                                                                  (000's)
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS - 102.6%                                             $36,980

 Domestic Cash                                                            2,762
 Foreign Cash                                                                 0

 Other Assets, less Liabilities                                          (3,711)
                                                                        -------

                                                                           (949)
                                                                        -------

 NET ASSETS                                                             $36,031
                                                                        =======
------------------------

# Security traded on NYSE and valued in USD.

                                                                      Percent of
INDUSTRY DIVERSIFICATION                                              Net Assets
--------------------------------------------------------------------------------
Banks (Foreign)......................................................... 18.1%
Telephone............................................................... 14.4
Oil (International Integrated)..........................................  7.6
Health Care (Major Pharmaceuticals).....................................  7.5
Insurance (Multi-Line)..................................................  7.0
Services (Commercial & Consumer)........................................  5.0
Chemicals...............................................................  3.9
Electrical Equipment....................................................  3.8
Publishing..............................................................  3.4
Office Equipment & Supplies.............................................  3.0
Foods...................................................................  3.0
Electronics (Semiconductors)............................................  3.0
Electric Companies......................................................  2.4
Beverages (Alcoholic)...................................................  2.2
Retail (Food Chains)....................................................  1.9
Real Estate Investment Trust............................................  1.9
Health Care (Medical Products & Supplies)...............................  1.8
Automobiles.............................................................  1.4
Communication Equipment.................................................  1.3

                                                                      Percent of
INDUSTRY DIVERSIFICATION                                              Net Assets
--------------------------------------------------------------------------------
Telecommunications (Long Distance)......................................  1.0%
Beverages (Non-Alcoholic)...............................................  0.9
Leisure Time (Products).................................................  0.9
Manufacturing (Diversified).............................................  0.8
Investment Management...................................................  0.7
Telecommunications (Cellular/Wireless)..................................  0.7
Services (Advertising/Marketing)........................................  0.7
Oil & Gas (Exploration & Production)....................................  0.6
Financial (Diversified).................................................  0.6
Consumer Finance........................................................  0.6
Machinery (Diversified).................................................  0.6
Shipping................................................................  0.6
Lodging (Hotels)........................................................  0.4
Railroads...............................................................  0.3
Building Materials......................................................  0.2
Iron & Steel............................................................  0.2
Broadcasting (TV, Radio & Cable)........................................  0.2
                                                                        -----
                                                                        102.6%
                                                                        =====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO Balanced Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          The SAFECO Balanced Fund substantially outperformed its split
REX BENTLEY   benchmark index and the Lipper average for balanced funds for the year ended December 31, 2000.

                 At year-end, stocks were 60.8% of net assets, bonds were
              37.7% of net assets, and 1.5% was invested in cash. Both sides of the portfolio outperformed their benchmarks.

                 Our victory over the S&P 500 came in the second half of the year as value-- the equity investment discipline we practice-- returned to favor. Having stuck to our value style, we are gratified to report that during the year value dominated growth.
The Russell 1000 Value Index returned 7.0%, while the Russell 1000 Growth Index fell 22.4%.

   In our opinion, value stocks are still attractively priced, and we expect them to continue to outperform growth. Thus, we initiated positions in Citigroup and Wells Fargo to raise our
financial weighting and lowered our tech allocation by                   [PHOTO]
abandoning Xerox, Lucent and Apple Computer. These moves helped   MICHAEL HUGHES
lead to a very successful fourth quarter and a portfolio we think is well-positioned for 2001.

   The fact that we had no problem bonds in a difficult year for corporate bonds was the first factor of our fixed-income outperformance. Second, we took advantage of changes in interest rates. Finally, we benefited by being in the right type of bonds. For the entire year, we were underweighted in the worst-performing fixed-income sector, corporate bonds. At the beginning of the year we were overweighted in Treasuries, the then-best-performing sector. In the second half of the year, we replaced those with U.S. agency securities, which proceeded to steal the show.

                 We will continue to employ the same strategies in both the
[PHOTO]       stock and bond portfolios that comprise the SAFECO Balanced
LYNETTE D.    Fund.
SAGRELD


Rex Bentley
Michael Hughes
Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                 PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                      With Sales Charge
periods ended December 31, 2000                     1 Year    Since Inception**
-------------------------------------------------------------------------------
SAFECO Balanced Fund
   Class A                                           (1.28)%        7.74%
   Class B                                           (0.97)%        8.03
60% s&P 500/40% Lehman Brothers Gov't/Corp. Index      N/A           N/A
S&P 500 Index                                          N/A           N/A
Lipper, Inc. (Balanced Funds)                          N/A           N/A


Average Annual Total Return for the                     Without Sales Charge
periods ended December 31, 2000                     1 Year    Since Inception**
-------------------------------------------------------------------------------
SAFECO Balanced Fund
   Class A                                           4.71 %          9.04%
   Class B                                           4.03 %          8.33%
60% s&P 500/40% Lehman Brothers Gov't/Corp. Index   (0.72)%         13.20%
S&P 500 Index                                       (9.10)%         17.86%
Lipper, Inc. (Balanced Funds)                        1.52 %           N/A

** Graph and average annual return comparison begins January 31, 1996, inception date of the fund.


Investment Values

                                       60% S&P 500/
                                        40% Lehman
                                     Brothers Gov't./
             Class A     Class B       Corp. Index         S&P 500 Index
             -------     -------     -----------------     -------------
1/31/96       9,425      10,000           10,000              10,000
2/29/96       9,378       9,950            9,971              10,093
3/31/96       9,441      10,017            9,995              10,190
4/30/96       9,498      10,077           10,056              10,340
5/31/96       9,630      10,218           10,205              10,607
6/30/96       9,750      10,345           10,282              10,647
7/31/96       9,530      10,112           10,020              10,177
8/31/96       9,654      10,243           10,137              10,392
9/30/96       9,989      10,599           10,551              10,976
10/31/96     10,191      10,803           10,824              11,279
11/30/96     10,624      11,252           11,394              12,131
12/31/96     10,495      11,112           11,208              11,890
1/31/97      10,810      11,434           11,633              12,633
2/28/97      10,898      11,517           11,698              12,732
3/31/97      10,515      11,111           11,354              12,210
4/30/97      10,752      11,351           11,827              12,938
5/31/97      11,197      11,810           12,303              13,725
6/30/97      11,485      12,096           12,692              14,340
7/31/97      12,141      12,777           13,453              15,480
8/31/97      11,673      12,274           12,941              14,614
9/30/97      11,990      12,607           13,448              15,414
10/31/97     11,860      12,460           13,265              14,900
11/30/97     12,060      12,660           13,661              15,589
12/31/97     12,205      12,803           13,859              15,856
1/31/98      12,289      12,880           14,029              16,031
2/28/98      12,826      13,432           14,624              17,187
3/31/98      13,111      13,726           15,091              18,066
4/30/98      13,037      13,627           15,212              18,248
5/31/98      12,910      13,494           15,121              17,935
6/30/98      12,948      13,528           15,551              18,663
7/31/98      12,661      13,217           15,457              18,465
8/31/98      11,810      12,318           14,238              15,798
9/30/98      12,442      12,979           14,948              16,810
10/31/98     13,094      13,658           15,635              18,176
11/30/98     13,500      14,059           16,240              19,277
12/31/98     13,676      14,250           16,818              20,387
1/31/99      13,688      14,238           17,287              21,240
2/28/99      13,263      13,784           16,801              20,580
3/31/99      13,453      13,973           17,237              21,403
4/30/99      14,037      14,580           17,655              22,232
5/31/99      14,026      14,557           17,332              21,707
6/30/99      14,276      14,814           17,887              22,912
7/31/99      13,982      14,497           17,533              22,196
8/31/99      13,654      14,146           17,475              22,086
9/30/99      13,335      13,799           17,250              21,481
10/31/99     13,731      14,210           17,923              22,840
11/30/99     13,686      14,175           18,138              23,306
12/31/99     13,779      14,248           18,735              24,678
1/31/00      13,222      13,670           18,168              23,438
2/29/00      12,641      13,056           18,053              22,994
3/31/00      13,594      14,037           19,217              25,244
4/30/00      13,559      14,001           18,831              24,482
5/31/00      13,641      14,074           18,593              23,979
6/30/00      13,566      13,984           19,020              24,571
7/31/00      13,437      13,850           18,923              24,188
8/31/00      13,731      14,130           19,735              25,691
9/30/00      13,563      13,954           19,139              24,335
10/31/00     13,977      14,369           19,139              24,232
11/30/00     13,800      14,174           18,364              22,321
12/31/00     14,427      14,822           18,563              22,431

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN STOCK HOLDINGS                                                Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc. ................................................ 2.4%
 (Savings & Loans)
NiSource, Inc. ......................................................... 1.9
 (Electric Companies)
American General Corp. ................................................. 1.9
 (Financial--Diversified)
Procter & Gamble Co. ................................................... 1.9
 (Household Products--Non-Durables)
Praxair, Inc. .......................................................... 1.8
 (Chemicals)
CVS Corp. .............................................................. 1.7
 (Retail--Drug Stores)
Exxon Mobil Corp. ...................................................... 1.7
 (Oil--International Integrated)
Bank of America Corp. .................................................. 1.6
 (Banks--Major Regional)
Hartford Financial Services Group, Inc. ................................ 1.6
 (Insurance--Multi-Line)
ALLTEL Corp. ........................................................... 1.6
 (Telephone)

TOP FIVE PURCHASES (Common Stocks)                                         Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
United Parcel Service, Inc. (Class B)...................................   $292
The Gillette Co. .......................................................    288
Lucent Technologies, Inc. ..............................................    281
Procter & Gamble Co. ...................................................    265
Royal Dutch (ADR).......................................................    251

TOP FIVE SALES (Common Stocks)                                          Proceeds
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Lucent Technologies, Inc. ..............................................  $464
Albertson's Inc. .......................................................   434
WorldCom, Inc. .........................................................   366
Kimberly-Clark Corp. ...................................................   347
Xerox Corp. ............................................................   339

                                                                      Percent of
TOP FIVE INDUSTRIES (Common Stocks)                                   Net Assets
--------------------------------------------------------------------------------
Banks (Major Regional)..................................................   6%
Telephone...............................................................   5
Oil (International Integrated)..........................................   4
Health Care (Diversified)...............................................   4
Financial (Diversified).................................................   3

Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

                                   [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)          57%
2 Mortgage Backed Securities:                           12%
3 U.S. Government Securities:                           12%
4 Corporate Bonds:                                       8%
5 Asset Backed Securities:                               6%
6 Medium - Common Stocks:  ($1.5 Bil. - $4 Bil.)         3%
7 Small - Common Stocks:   (Less than $1.5 Bil.)         1%
8 Cash & Other:                                          1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 60.8%

 Banks (Major Regional) - 5.5%
       6,500   Bank of America Corp.                                   $     298
       2,700   Citigroup, Inc.                                               138
       7,800   KeyCorp                                                       218
       8,000   U.S. Bancorp                                                  234
       2,500   Wells Fargo & Co.                                             139

 Banks (Money Center) - 1.6%
       6,400   Chase Manhattan Corp.                                         291

 Chemicals - 2.7%
       3,400   Du Pont (E.I.) de Nemours & Co.                               164
       7,300   Praxair, Inc.                                                 324

 Communication Equipment - 0.8%
       4,900   Nortel Networks Corp.                                         157

 Computers (Hardware) - 1.4%
       3,900   Hewlett-Packard Co.                                           123
       1,500   International Business Machines Corp.                         128

 Computers (Software & Services) - 0.6%
       2,700 * Microsoft Corp.                                               117

 Electric Companies - 1.9%
      11,700   NiSource, Inc.                                                360

 Electrical Equipment - 1.0%
       2,300   Emerson Electric Co.                                          181

 Electronics (Semiconductors) - 0.4%
       2,400   Intel Corp.                                                    73

 Entertainment - 0.9%
       5,500   Walt Disney Co.                                               159

 Financial (Diversified) - 3.4%
       4,300   American General Corp.                                        350
       3,300   Federal National Mortgage Association                         286

 Foods - 0.9%
       6,600   ConAgra, Inc.                                                 172

 Health Care (Diversified) - 4.1%
       2,600   Abbott Laboratories                                           126
       2,500   American Home Products Corp.                                  159
       3,300   Bristol-Myers Squibb Co.                                      244
       2,100   Johnson & Johnson                                             221

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Household Products (Non-Durables) - 1.9%
       4,400   Procter & Gamble Co.                                    $     345

 Insurance (Life & Health) - 0.7%
       4,600   UnumProvident Corp.                                           124

 Insurance (Multi-Line) - 1.6%
       4,200   Hartford Financial Services Group, Inc.                       297

 Manufacturing (Diversified) - 2.7%
       5,200   Crane Co.                                                     148
       5,800   Dover Corp.                                                   235
       1,000   Minnesota Mining & Manufacturing Co.                          121

 Manufacturing (Specialized) - 1.4%
       7,700   Diebold, Inc.                                                 257

 Oil & Gas (Drilling & Equipment) - 0.7%
       3,500   Halliburton Co.                                               127

 Oil (International Integrated) - 4.4%
       2,800   Chevron Corp.                                                 236
       3,588   Exxon Mobil Corp.                                             312
       4,300   Royal Dutch Petroleum Co. (ADR)                               260

 Personal Care - 1.6%
       8,000   Gillette Co.                                                  289

 Publishing (Newspapers) - 1.2%
       3,400   Gannett Co., Inc.                                             214

 Real Estate Investment Trust - 2.6%
       3,200   Equity Residential Properties Trust                           177
       4,300   First Industrial Realty Trust, Inc.                           146
       5,800   Liberty Property Trust                                        166

 Restaurants - 1.1%
       6,000   McDonald's Corp.                                              204

 Retail (Department Stores) - 1.4%
       7,850   May Department Stores Co.                                     257

 Retail (Drug Stores) - 1.7%
       5,400   CVS Corp.                                                     324

 Retail (General Merchandise) - 1.4%
       6,500 * Costco Wholesale Corp.                                        260

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Savings & Loans - 2.4%
     8,200 Washington Mutual, Inc.                                       $   435

 Services (Advertising/Marketing) - 1.2%
     5,300 Interpublic Group Cos., Inc.                                      226

 Services (Commercial & Consumer) - 1.1%
     3,600 United Parcel Service, Inc. (Class B)                             212

 Services (Data Processing) - 1.1%
     3,400 Electronic Data Systems Corp.                                     196

 Telephone - 5.4%
     4,700 ALLTEL Corp.                                                      293
     7,500 CenturyTel, Inc.                                                  268
     4,800 SBC Communications, Inc.                                          229
     4,514 Verizon Communications                                            226
                                                                         -------

 TOTAL COMMON STOCKS                                                      11,246
                                                                         -------

 CORPORATE BONDS - 7.8%

 Airlines - 0.3%
  $ 60,000 United Air Lines
           7.186%, due 4/01/11                                                61

 Beverages (Alcoholic) - 0.8%
   125,000 Anheuser-Busch Cos., Inc.
           7.50%, due 3/15/12                                                136

 Financial (Diversified) - 2.2%
   155,000 Ford Motor Credit Co.
           7.375%, due 10/28/09                                              155
   125,000 Hertz Corp.
           7.00%, due 7/01/04                                                126
   130,000 Newcourt Credit Group, Inc.
           6.875%, due 2/16/05                                               129

 Investment Banking & Brokerage - 1.0%
   165,000 Morgan Stanley Dean Witter Co.
           8.00%, due 6/15/10                                                178

 Manufacturing (Diversified) - 1.1%
   210,000 Tyco International Group SA
           6.375%, due 6/15/05                                               209

 Oil (Domestic Integrated) - 0.3%
    55,000 USX Corp.
           6.85%, due 3/01/08                                                 53

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Publishing (Newspapers) - 1.1%
  $210,000 Times-Mirror Co.
           6.65%, due 10/15/01                                           $   211

 Retail (General Merchandise) - 0.3%
    60,000 Sears Roebuck & Co.
           6.25%, due 1/15/04                                                 60

 Telecommunications (Cellular/Wireless) - 0.7%
   130,000 Worldcom, Inc.
           8.00%, due 5/15/06                                                132
                                                                         -------

 TOTAL CORPORATE BONDS                                                     1,450
                                                                         -------

 ASSET BACKED SECURITIES - 5.5%

 Consumer Finance - 0.5%
    90,000 MBNA Master Credit Card Trust
           6.60%, due 11/15/04                                                91

 Electric Companies - 0.9%
   170,000 ComEd Transitional Funding Trust
           5.63%, due 6/25/09                                                166

 Financial (Diversified) - 2.9%
   254,000 Citicorp Mortgage Securities, Inc.
           6.50%, due 6/25/29                                                246
   115,000 CNH Equipment Trust
           7.34%, due 2/15/07                                                118
   180,000 Fleet Credit Card Master Trust
           6.90%, due 4/16/07                                                186

 Manufacturing (Specialized) - 1.2%
   218,962 Harley Davidson Eaglemark Motorcycle Trust
           7.07%, due 11/15/04                                               221
                                                                         -------

 TOTAL ASSET BACKED SECURITIES                                             1,028
                                                                         -------


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 MORTGAGE BACKED SECURITIES - 12.3%

 Federal Home Loan Mortgage Corp. (FHLMC) - 1.0%
  $179,812 7.50%, due 10/01/29                                           $   182

 Federal National Mortgage Association (FNMA) - 8.4%
   271,874 6.00%, due 1/01/29                                                263
   125,528 6.00%, due 9/01/29                                                122
   148,505 6.50%, due 1/01/15                                                149
   294,906 6.50%, due 7/01/29                                                291
   171,588 7.00%, due 3/01/12                                                174
   158,716 8.00%, due 2/01/29                                                163
   218,162 8.00%, due 2/01/30                                                223
   157,691 8.00%, due 4/01/20                                                162

 Government National Mortgage Association (GNMA) - 2.9%
    20,129 6.00%, due 4/15/14                                                 20
   124,503 6.00%, due 8/15/13                                                123
   207,609 7.00%, due 4/15/28                                                209
    54,091 7.00%, due 8/15/28                                                 54
   129,495 7.75%, due 11/15/29                                               132
                                                                         -------

 TOTAL MORTGAGE BACKED SECURITIES                                          2,267
                                                                         -------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 12.1%

 U.S. Federal Agency Notes - 7.1%
  $400,000 5.125%, due 2/13/04                                           $   395
   230,000 6.00%, due 8/15/02                                                232
   555,000 6.625%, due 10/15/07                                              579
   105,000 6.875%, due 9/15/10                                               112

 U.S. Treasury Notes - 5.0%
   720,000 7.875%, due 2/15/21                                               917
                                                                         -------

 TOTAL U.S. GOVERNMENT OBLIGATIONS                                         2,235
                                                                         -------

 CASH EQUIVALENTS - 1.4%

 Investment Companies
   267,307 AIM Short-Term Investments Co. Liquid Assets Money
           Market Portfolio (Institutional Shares)                       $   267
                                                                         -------

 TOTAL CASH EQUIVALENTS                                                      267
                                                                         -------

 TOTAL INVESTMENTS - 99.9%                                                18,493

 Other Assets, less Liabilities                                               16
                                                                         -------

 NET ASSETS                                                              $18,509
                                                                         =======
--------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO Small Company Value Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]          For the year 2000, the SAFECO Small Company Value Fund
GREG EISEN    underperformed the Russell 2000 Index and its small-cap value peers.

                 Poor performance in an outsized position and several of the
              Fund's larger technology holdings were the major factors of our underperformance. For example, BSQUARE fell 85.7% during the year. Rent-Way, which had grown to 5.2% of net assets on September 30, 2000, fell 85% from there. I believe these stocks can come back, and I continue to hold them. However, going forward, I am avoiding large positions.

   Also affecting performance was that the market beat us to value. Last summer, I began exiting a number of names to give the Fund more value characteristics. Unfortunately, market sentiment moved more swiftly and violently. So, even though value prevailed in the latter half of the year, we didn't.

   The Fund is now more closely aligned to the value component of the Russell 2000 Index in terms of sector weights, especially finance. However, depending on my outlook, I will continue to selectively over- and underweight sectors. For example, at year-end the Fund was overweighted in oil-drilling services due to the short supply of natural gas. Demand for drilling services has already driven up our shares in UTI Energy and Patterson Energy. I also liked the outlook for specialty retailers and purchased Wet Seal and Deb Shops. Both were gainers in a difficult environment for retailers.

   I like the potential that small, value stocks have to be discovered and taken out, or simply bid up. So I will remain patient as I buy value in pursuit of capital growth.

Greg Eisen


--------------------------------------------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                  PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                      With Sales Charge
periods ended December 31, 2000                    1 Year      Since Inception**
--------------------------------------------------------------------------------
SAFECO Small Company Value Fund
   Class A                                        (12.99)%           3.49%
   Class B                                        (13.01)%           3.66%
Russell 2000 Index                                   N/A              N/A
Lipper, Inc. (Small-Cap Value Funds)                 N/A              N/A


Average Annual Total Return for the                    Without Sales Charge
periods ended December 31, 2000                    1 Year      Since Inception**
--------------------------------------------------------------------------------
SAFECO Small Company Value Fund
   Class A                                         (7.65)%           4.75%
   Class B                                         (8.43)%           4.01%
Russell 2000 Index                                 (2.77)%          10.66%
Lipper, Inc. (Small-Cap Value Funds)                17.77%            N/A

** Graph and average annual return comparison begins January 31, 1996, inception date of the fund.


Investment Values

               Class A     Class B    Russell 2000 Index
               -------     -------    ------------------
1/31/96         9,425*      10,000          10,000
2/29/96         9,566       10,150          10,316
3/31/96         9,887       10,490          10,521
4/30/96        10,886       11,550          11,086
5/31/96        11,640       12,350          11,531
6/30/96        11,338       12,030          11,061
7/31/96        10,575       11,220          10,096
8/31/96        11,225       11,910          10,682
9/30/96        11,483       12,183          11,099
10/31/96       11,463       12,151          10,927
11/30/96       11,323       12,003          11,375
12/31/96       11,782       12,479          11,667
1/31/97        11,882       12,575          11,898
2/28/97        11,632       12,299          11,610
3/31/97        11,233       11,876          11,066
4/30/97        11,004       11,611          11,093
5/31/97        12,041       12,712          12,330
6/30/97        12,680       13,368          12,854
7/31/97        13,558       14,279          13,454
8/31/97        13,817       14,554          13,757
9/30/97        15,174       15,972          14,762
10/31/97       14,625       15,380          14,105
11/30/97       14,535       15,284          14,009
12/31/97       14,516       15,254          14,261
1/31/98        14,414       15,134          14,044
2/28/98        15,875       16,652          15,097
3/31/98        17,346       18,181          15,731
4/30/98        17,949       18,810          15,817
5/31/98        16,978       17,769          14,969
6/30/98        16,600       17,368          15,012
7/31/98        14,680       15,340          13,786
8/31/98        10,440       10,895          11,113
9/30/98        10,961       11,427          11,973
10/31/98       10,706       11,156          12,464
11/30/98       10,859       11,307          13,123
12/31/98       11,329       11,795          13,942
1/31/99        11,605       12,077          14,126
2/28/99        10,890       11,329          12,987
3/31/99        10,297       10,700          13,187
4/30/99        10,185       10,570          14,368
5/31/99        10,216       10,603          14,580
6/30/99        10,440       10,830          15,235
7/31/99        10,614       11,004          14,815
8/31/99        10,052       10,408          14,269
9/30/99        10,083       10,440          14,270
10/31/99       10,113       10,462          14,333
11/30/99       11,544       11,947          15,203
12/31/99       12,821       13,248          16,924
1/31/00        12,269       12,673          16,650
2/29/00        13,250       13,682          19,403
3/31/00        13,495       13,909          18,127
4/30/00        12,943       13,335          17,036
5/31/00        11,942       12,294          16,042
6/30/00        12,545       12,901          17,445
7/31/00        12,054       12,392          16,907
8/31/00        13,015       13,378          18,192
9/30/00        12,637       12,966          17,654
10/31/00       11,646       11,947          16,869
11/30/00       10,941       11,210          15,137
12/31/00       11,840       12,131          16,456

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, the maximum contingent deferred sales charge of (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
International Aircraft Investors, Inc. ................................  4.2%
 (Aerospace/Defense)
UTI Energy Corp. ......................................................  3.6
 (Oil & Gas--Drilling & Equipment)
Optimal Robotics Corp. ................................................  3.6
 (Computers--Hardware)
Patterson Energy, Inc.  ...............................................  3.4
 (Oil & Gas--Drilling Equipment)
Bay View Capital Corp. ................................................  3.4
 (Banks--Regional)
Hooper Holmes, Inc. ...................................................  3.3
 (Health Care--Medical Products & Supplies
Wet Seal, Inc. (Class A) ..............................................  3.3
 (Retail--Specialty--Apparel)
Insight Enterprises, Inc. .............................................  3.2
 (Retail--Computers & Electronics)
Landstar System, Inc. .................................................  3.2
 (Trucking)
Regis Corp. ...........................................................  3.0
 (Retail--Specialty -- Apparel)

TOP FIVE PURCHASES                                                        Cost
For the Year Ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Insight Enterprises, Inc. .............................................. $1,422
Bay View Capital Corp. .................................................    997
Audiovox Corp. (Class A)................................................    888
Hooper Holmes, Inc.  ...................................................    878
Wet Seal, Inc. (Class A)................................................    829

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                    (000's)
--------------------------------------------------------------------------------
Rent-A-Center, Inc. .................................................... $1,154
ACT Manufacturing, Inc. ................................................  1,004
Central Parking Corp. ..................................................    968
U.S. Foodservice........................................................    928
Audiovox Corp. (Class A) ...............................................    888

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Banks (Regional) ......................................................   13%
Oil & Gas (Drilling & Equipment).......................................   11
Health Care (Medical Products & Supplies)..............................    7
Trucking ..............................................................    6
Retail (Specialty) ....................................................    6

Weightings As a Percent of Net Assets
-------------------------------------------------------------------------------

                                   [PIE CHART]

1 Small-Cap Common Stocks:   (Under $1 Bil.)
     Small                   (Under $250 Mil.)       41%
     Medium                  ($250 - $750 Mil.)      38%
     Large                   (Over $750 Mil.)         3%
2 Mid-Cap Common Stocks:     ($1 Bil. - $4 Bil.)     15%
3 Cash & Other:                                       2%
4 Preferred Stock:                                    1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Value Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 96.9%

 Aerospace/Defense - 4.2%
    186,950 * International Aircraft Investors, Inc.                     $ 1,017

 Banks (Regional) - 13.4%
    131,300   Bay View Capital Corp.                                         821
     13,600 * FirstFed Financial Corp.                                       439
     45,400 * Hamilton Bancorp, Inc.                                         409
     42,857 * Hanmi Financial Corp.                                          707
     29,100 * Pacific Union Bank                                             280
     43,800   Riggs National Corp.                                           610

 Building Materials - 2.8%
      7,500   Florida Rock Industries, Inc.                                  293
      9,100   Martin Marietta Materials, Inc.                                385

 Communication Equipment - 0.7%
     34,100 * Concurrent Computer Corp.                                      183

 Computers (Hardware) - 3.6%
     26,000 * Optimal Robotics Corp.                                         873

 Computers (Peripherals) - 0.1%
      1,700 * Versata, Inc.                                                   15

 Computers (Software & Services) - 4.7%
     42,400 * BSQUARE Corp.                                                  254
     14,600 * Internap Network Services Corp.                                106
     25,200 * ITT Educational Services, Inc.                                 554
     16,200 * Websense, Inc.                                                 235

 Engineering & Construction - 2.3%
     42,900 * Astec Industries, Inc.                                         566

 Financial (Diversified) - 0.7%
     41,000   Cash America International, Inc.                               179

 Health Care (Medical Products & Supplies) - 7.2%
     73,600   Hooper Holmes, Inc.                                            814
     12,600 * INAMED Corp.                                                   258
     18,000 * Physiometrix, Inc.                                             287
     30,200 * SonoSite, Inc.                                                 385

 Insurance (Property-Casualty) - 2.1%
     15,600   First American Corp.                                           513

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Iron & Steel - 1.4%
     26,400   Schnitzer Steel Industries, Inc.                           $   343

 Manufacturing (Diversified) - 3.2%
     32,400   Federal Signal Corp.                                           636
     18,000 * GSI Lumonics, Inc.                                             144

 Oil & Gas (Drilling & Equipment) - 11.3%
      9,100 * Atwood Oceanics, Inc.                                          399
     24,200 * Marine Drilling Cos., Inc.                                     647
     22,300 * Patterson Energy, Inc.                                         831
     27,000 * UTI Energy Corp.                                               888

 Oil & Gas (Exploration & Production) - 2.3%
     79,100 * Mallon Resources Corp.                                         573

 Real Estate Investment Trust - 3.3%
     12,700   Alexandria Real Estate Equities, Inc.                          472
      6,700   Spieker Properties, Inc.                                       336

 Retail (Computers & Electronics) - 3.2%
     43,900 * Insight Enterprises, Inc.                                      787

 Retail (Food Chains) - 2.4%
     58,800   Ingles Markets, Inc. (Class A)                                 592

 Retail (General Merchandise) - 1.7%
     30,000   Deb Shops, Inc.                                                405

 Retail (Specialty - Apparel) - 3.3%
     39,300 * Wet Seal, Inc. (Class A)                                       808

 Retail (Specialty) - 5.8%
     51,200   Regis Corp.                                                    743
     95,200   World Fuel Services Corp.                                      667

 Savings & Loans - 1.0%
     12,300   BostonFed Bancorp, Inc.                                        257

 Services (Commercial & Consumer) - 4.0%
     18,100 * Dollar Thrifty Automotive Group, Inc.                          339
    145,200 * Rent-Way, Inc.                                                 644

 Shipping - 2.1%
     26,300   Nordic American Tanker Shipping, Ltd.                          526

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Value Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Textiles (Apparel) - 1.3%
     42,800 * Cutter & Buck, Inc.                                        $   326

 Trucking - 6.2%
     14,200 * Landstar System, Inc.                                          787
     92,000   Rollins Truck Leasing Corp.                                    736

 Waste Management - 2.6%
     35,400   Landauer, Inc.                                                 646
                                                                         -------

 TOTAL COMMON STOCKS                                                      23,715
                                                                         -------

 PREFERRED STOCKS - 1.2%

 Electric Companies - 1.2%
      4,000   Massachusetts Electric Co.                                     308
                                                                         -------

 TOTAL PREFERRED STOCKS                                                      308
                                                                         -------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 7.0%

 Investment Companies
  1,265,617   AIM Short-Term Investments Co. Liquid Assets Money
              Market Portfolio (Institutional Shares)                   $ 1,266
    437,954   J.P. Morgan Institutional Prime Money Market                  438
                                                                        -------

 TOTAL CASH EQUIVALENTS                                                   1,704
                                                                        -------

 TOTAL INVESTMENTS - 105.1%                                              25,727

 Other Assets, less Liabilities                                          (1,259)
                                                                        -------

 NET ASSETS                                                             $24,468
                                                                        =======
-------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. Value Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[PHOTO]          The SAFECO U.S. Value Fund finished 2000 well ahead of the
REX           S&P 500, but slightly behind the Lipper large-cap value average
BENTLEY       for the year.

                 Our outperformance of the S&P 500 came in the second half of the year as value--the investment discipline we practice-- returned to favor. Having stuck to our value style, we are gratified to report that during the year value dominated growth. The Russell 1000 Value Index returned 7.0%, while the Russell 1000 Growth Index fell 22.4%.

[PHOTO]          The lag between the Fund and the peers' performance was the
LYNETTE D.    greatest in the third quarter. Up to then, compared to the value
SAVGOLD       indices, the Fund was substantially underweighted in financials, which performed well, and overweighted in technology, which did not. We initiated positions in Citigroup and Wells Fargo to increase our financial weighting and lowered our tech allocation by abandoning Xerox, Lucent and Apple Computer. This helped lead to a very successful fourth quarter for the Fund and a portfolio that we think is well-positioned for 2001.

   We aim to buy high-quality companies when their valuations are low. Over the course of the year, we bought traditional growth names--Costco, Procter & Gamble, Gillette and McDonald's--at what we believed were "value" prices. We expected these stocks to perform well in a slowing economy, and they have.

   In our opinion, value stocks are still attractively priced, and we expect them to continue to outperform growth. At December 31, 2000, the U.S. Value Fund had a price-to-earnings ratio on next year's estimated earnings of 20.3 times and a current yield of 2.1%. The p/e on the S&P 500 is currently 24.7, and its yield is 1.2%.

Rex Bentley
Lynette Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                   With Sales Charge
periods ended December 31, 2000                 1 Year       Since Inception**
------------------------------------------------------------------------------
SAFECO U.S. Value Fund
   Class A                                      (4.84)%           7.55%
   Class B                                      (4.81)%           7.02%
S&P 500 Index                                     N/A              N/A
Lipper, Inc. (Large-Cap Funds)                    N/A              N/A


Average Annual Total Return for the                  Without Sales Charge
periods ended December 31, 2000                 1 Year       Since Inception**
------------------------------------------------------------------------------
SAFECO U.S. Value Fund
   Class A                                       0.97%            9.30%
   Class B                                       0.24%            8.54%
S&P 500 Index                                   (9.10)%          16.17%
Lipper, Inc. (Large-Cap Value Funds)             1.32%             N/A

** Graph and average annual return comparison begins April 30, 1997, inception date of the fund.


Investment Values

             Class A     Class B     S&P 500 Index
             -------     -------     -------------
4/30/97       9,425*     10,000         10,000
5/31/97      10,057      10,660         10,608
6/30/97      10,419      11,041         11,083
7/31/97      11,222      11,882         11,965
8/31/97      10,627      11,241         11,295
9/30/97      10,993      11,616         11,914
10/31/97     10,642      11,245         11,516
11/30/97     10,908      11,525         12,049
12/31/97     11,050      11,663         12,256
1/31/98      11,069      11,663         12,391
2/28/98      11,870      12,508         13,284
3/31/98      12,298      12,946         13,964
4/30/98      12,120      12,748         14,104
5/31/98      11,853      12,466         13,862
6/30/98      11,832      12,435         14,425
7/31/98      11,396      11,965         14,272
8/31/98       9,999      10,494         12,210
9/30/98      10,666      11,193         12,993
10/31/98     11,578      12,142         14,048
11/30/98     12,144      12,748         14,900
12/31/98     12,352      12,967         15,758
1/31/99      12,363      12,956         16,417
2/28/99      11,938      12,509         15,907
3/31/99      12,166      12,738         16,543
4/30/99      13,046      13,652         17,184
5/31/99      13,149      13,750         16,778
6/30/99      13,585      14,208         17,709
7/31/99      13,202      13,783         17,156
8/31/99      12,736      13,293         17,071
9/30/99      12,193      12,716         16,603
10/31/99     12,743      13,293         17,653
11/30/99     12,701      13,239         18,013
12/31/99     12,938      13,478         19,074
1/31/00      12,114      12,616         18,115
2/29/00      11,171      11,618         17,773
3/31/00      12,451      12,946         19,511
4/30/00      12,429      12,912         18,922
5/31/00      12,592      13,071         18,534
6/30/00      12,301      12,777         18,991
7/31/00      12,073      12,527         18,696
8/31/00      12,377      12,834         19,857
9/30/00      12,098      12,530         18,809
10/31/00     12,676      13,131         18,729
11/30/00     12,316      12,745         17,253
12/31/00     13,064      13,510         17,337

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Washington Mutual, Inc.................................................. 3.6%
 (Savings & Loans)
American General Corp................................................... 3.0
 (Financial--Diversified)
NiSource, Inc........................................................... 3.0
 (Electric Companies)
Procter & Gamble Co..................................................... 2.9
 (Household Products--Non-Diversified)
Exxon Mobil Corp........................................................ 2.8
 (Oil--International Integrated)
CVS Corp................................................................ 2.8
 (Retail--Drug Stores)
Praxair, Inc............................................................ 2.8
 (Chemicals)
CenturyTel, Inc......................................................... 2.8
 (Telephone)
Bank of America Corp.................................................... 2.6
 (Banks--Major Regional)
Chase Manhattan Corp.................................................... 2.6
 (Banks--Money Center)

TOP FIVE PURCHASES                                                       Cost
For the Year Ended December 31, 2000                                    (000's)
--------------------------------------------------------------------------------
Diebold, Inc............................................................ $229
United Parcel Service, Inc. (Class B)...................................  228
Lucent Technologies, Inc................................................  223
Procter & Gamble Co.....................................................  213
Chevron Corp............................................................  205

TOP FIVE SALES                                                          Proceeds
For the Year Ended December 31, 2000                                    (000's)
--------------------------------------------------------------------------------
Lucent Technologies, Inc................................................. $365
Albertson's, Inc.........................................................  323
WorldCom, Inc............................................................  285
Kimberly-Clark Corp......................................................  270
Dean Foods Co............................................................  264

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Telephone..................................................................  9%
Banks (Major Regional).....................................................  9
Oil (International Integrated).............................................  7
Health Care (Diversified)..................................................  7
Financial (Diversified)....................................................  6

Weightings As a Percent of Net Assets
------------------------------------------------------------------------------

                                   [PIE CHART]

1 Large - Common Stocks:   ($4 Bil. and above)           93%
2 Medium - Common Stocks:  ($1 Bil. - $4 Bil)             5%
3 Small - Common Stocks:   (Less than $1.5 Bil.)          1%
4 Cash & Other:                                           1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.0%

 Banks (Major Regional) - 8.9%
      5,300   Bank of America Corp.                                    $     243
      2,200   Citigroup, Inc.                                                112
      7,000   KeyCorp                                                        196
      6,000   U.S. Bancorp                                                   175
      2,000   Wells Fargo & Co.                                              111

 Banks (Money Center) - 2.6%
      5,300   Chase Manhattan Corp.                                          241

 Chemicals - 4.4%
      3,100   Du Pont (E.I.) de Nemours & Co.                                150
      5,900   Praxair, Inc.                                                  262

 Communication Equipment - 1.4%
      4,200   Nortel Networks Corp.                                          135

 Computers (Hardware) - 2.2%
      3,200   Hewlett-Packard Co.                                            101
      1,200   International Business Machines Corp.                          102

 Computers (Software & Services) - 1.0%
      2,200 * Microsoft Corp.                                                 96

 Electric Companies - 3.0%
      9,200   NiSource, Inc.                                                 283

 Electrical Equipment - 1.6%
      1,900   Emerson Electric Co.                                           150

 Electronics (Semiconductors) - 0.6%
      1,800   Intel Corp.                                                     54

 Entertainment - 1.3%
      4,100   Walt Disney Co.                                                119

 Financial (Diversified) - 5.5%
      3,500   American General Corp.                                         285
      2,700   Federal National Mortgage Association                          234

 Foods - 2.3%
      8,400   ConAgra, Inc.                                                  218

 Health Care (Diversified) - 7.0%
      2,000   Abbott Laboratories                                             97
      3,200   American Home Products Corp.                                   203
      2,600   Bristol-Myers Squibb Co.                                       192
      1,600   Johnson & Johnson                                              168

 SHARES OR
 PRINCIPAL                                                                 VALUE
 AMOUNT                                                                  (000's)
--------------------------------------------------------------------------------
 Household Products (Non-Durables) - 2.9%
      3,500   Procter & Gamble Co.                                     $     275

 Insurance (Life & Health) - 1.1%
      3,700   UnumProvident Corp.                                             99

 Insurance (Multi-Line) - 2.5%
      3,300   Hartford Financial Services
              Group, Inc.                                                    233

 Manufacturing (Diversified) - 4.5%
      4,050   Crane Co.                                                      115
      4,800   Dover Corp.                                                    195
        900   Minnesota Mining & Manufacturing
              Co.                                                            108

 Manufacturing (Specialized) - 2.1%
      6,000   Diebold, Inc.                                                  200

 Oil & Gas (Drilling & Equipment) - 0.8%
      2,200   Halliburton Co.                                                 80

 Oil (International Integrated) - 7.3%
      2,400   Chevron Corp.                                                  203
      3,064   Exxon Mobil Corp.                                              266
      3,500   Royal Dutch Petroleum Co. (ADR)                                212

 Personal Care - 2.0%
      5,300   Gillette Co.                                                   191

 Publishing (Newspapers) - 1.8%
      2,700   Gannett Co., Inc.                                              170

 Real Estate Investment Trust - 4.1%
      2,500   Equity Residential Properties Trust                            138
      3,700   First Industrial Realty Trust, Inc.                            126
      4,300   Liberty Property Trust                                         123

 Restaurants - 2.0%
      5,400   McDonald's Corp.                                               184

 Retail (Department Stores) - 2.1%
      6,150   May Department Stores Co.                                      201

 Retail (Drug Stores) - 2.8%
      4,400   CVS Corp.                                                      264

 Retail (General Merchandise) - 2.3%
      5,400 * Costco Wholesale Corp.                                         216

 Savings & Loans - 3.6%
      6,400   Washington Mutual, Inc.                                        340

                       SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                            As of December 31, 2000

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 Services (Advertising/Marketing) - 1.9%
       4,100 Interpublic Group Cos., Inc.                             $     175

 Services (Commercial & Consumer) - 2.4%
       3,900 United Parcel Service, Inc. (Class B)                          229

 Services (Data Processing) - 1.7%
       2,800 Electronic Data Systems Corp.                                  162

 Telephone - 9.3%
       3,700 ALLTEL Corp.                                                   231
       7,300 CenturyTel, Inc.                                               261
       3,700 SBC Communications, Inc.                                       177
       4,148 Verizon Communications                                         208
                                                                      ---------

 TOTAL COMMON STOCKS                                                      9,309
                                                                      ---------

 SHARES OR
 PRINCIPAL                                                                VALUE
 AMOUNT                                                                 (000's)
-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 1.6%

 Investment Companies
     151,263 AIM Short-Term Investments Co.
             Liquid Assets Money Market
             Portfolio (Institutional Shares)                         $     151
                                                                      ---------

 TOTAL CASH EQUIVALENTS                                                     151
                                                                      ---------

 TOTAL INVESTMENTS - 100.6%                                               9,460

 Other Assets, less Liabilities                                             (53)
                                                                      ---------

 NET ASSETS                                                           $   9,407
                                                                      =========
-------------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                          SAFECO High-Yield Bond Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   In the worst year for high-yield bonds since the junk-bond market's collapse in 1990, the SAFECO High-Yield Fund outpaced its Lipper peer group. The Fund ended the year below the Merrill Lynch High-Yield Index, which, unlike the Fund, has no fees and expenses.

   We were able to outperform our peers because we strengthened the Fund's underlying credit quality and defensive positioning as the market soured. From March forward, we increased our exposure to BB-rated bonds (which are one notch below investment grade), and we maintained a shorter duration (sensitivity to changes in interest rates). In a market characterized by weak corporate earnings and low demand, our higher-rated holdings outperformed portfolios of lower credit quality.

   Though we actually benefitted by Standard & Poor's upgrading of Ocean Energy, we didn't escape credit problems entirely. We reduced our exposure to National Equipment and sold the majority of our PSINet (web hosting). Anticipating lower revenue growth, we also cut our positions in American Axle and Level 3 Communications.

   We increased our overall exposure to wireless telecommunications as it is experiencing growth in subscribers and minutes of use. We added to Nextel Communications and initiated a position in CCPR, whose investment-grade parent
(SBC) gives it upgrade potential. We like SpectraSite for its telecommunications and broadcast towers.

   Though the market is showing signs of recovery, investors remain cautious. With the economy slowing, high-yield may get a little worse before it gets better. While we expect volatility, we think this beaten-down asset class offers excellent potential to patient investors. For investors in this Fund, our good relative performance has attracted sizable cash contributions. Thus, we have opportunity to sift through the carnage of 2000 for fundamentally sound investments to add to our portfolio.

SAFECO Asset Management Company

--------------------------------------------------------------------------------

SAFECO Asset Management Company's (SAM) high-yield investment team, which is comprised of senior bond managers and credit analysts, assumed management of SAFECO High-Yield Fund in November 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - CLASS A, B, AND C SHARES

Average Annual Total Return for the                   With Sales Charge
periods ended December 31, 2000                1 Year       5 Year       10 Year
--------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund
   Class A                                     (9.94)%       3.84%         8.48%
   Class B                                    (10.85)%       3.86%         8.64%
   Class C                                     (7.35)%       4.15%         8.65%
Merrill Lynch High-Yield Master II Index         N/A          N/A           N/A
Lipper, Inc. (High Current Yield Funds)          N/A          N/A           N/A


Average Annual Total Return for the                  Without Sales Charge
periods ended December 31, 2000                1 Year       5 Year       10 Year
--------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund
   Class A                                     (5.75)%       4.79%         8.98%
   Class B                                     (6.52)%       4.14%         8.64%
   Class C                                     (6.49)%       4.15%         8.65%
Merrill Lynch High-Yield Master II Index       (5.12)%       4.76%        11.12%
Lipper, Inc. (High Current Yield Funds)        (8.38)%       3.51%        10.07%


Investment Values

                                                  Merrill Lynch
                                                    High-Yield
               Class A    Class B      Class C    Master II Index
               -------    -------      -------    ---------------
12/31/90        9,550     10,000       10,000        10,000
1/31/91         9,496      9,947        9,947        10,205
2/28/91         9,888     10,357       10,357        11,090
3/31/91        10,237     10,723       10,723        11,639
4/30/91        10,549     11,050       11,050        12,041
5/31/91        10,675     11,182       11,182        12,088
6/30/91        10,792     11,304       11,304        12,362
7/31/91        11,030     11,554       11,554        12,694
8/31/91        11,245     11,779       11,779        12,987
9/30/91        11,414     11,956       11,956        13,170
10/31/91       11,677     12,232       12,232        13,617
11/30/91       11,824     12,385       12,385        13,764
12/31/91       11,866     12,429       12,429        13,917
1/31/92        12,195     12,775       12,775        14,387
2/29/92        12,407     12,997       12,997        14,751
3/31/92        12,541     13,136       13,136        14,958
4/30/92        12,533     13,129       13,129        15,036
5/31/92        12,702     13,306       13,306        15,258
6/30/92        12,867     13,478       13,478        15,434
7/31/92        13,088     13,709       13,709        15,734
8/31/92        13,250     13,879       13,879        15,934
9/30/92        13,413     14,050       14,050        16,104
10/31/92       13,150     13,774       13,774        15,896
11/30/92       13,372     14,008       14,008        16,139
12/31/92       13,512     14,153       14,153        16,344
1/31/93        13,881     14,540       14,540        16,734
2/28/93        14,156     14,828       14,828        17,033
3/31/93        14,397     15,081       15,081        17,323
4/30/93        14,501     15,190       15,190        17,442
5/31/93        14,721     15,420       15,420        17,668
6/30/93        14,999     15,711       15,711        17,998
7/31/93        15,175     15,896       15,896        18,179
8/31/93        15,279     16,004       16,004        18,345
9/30/93        15,330     16,058       16,058        18,426
10/31/93       15,548     16,286       16,286        18,777
11/30/93       15,667     16,411       16,411        18,875
12/31/93       15,797     16,547       16,547        19,074
1/31/94        16,094     16,859       16,859        19,485
2/28/94        16,016     16,777       16,777        19,350
3/31/94        15,450     16,183       16,183        18,725
4/30/94        15,325     16,053       16,053        18,492
5/31/94        15,465     16,199       16,199        18,452
6/30/94        15,532     16,270       16,270        18,536
7/31/94        15,527     16,264       16,264        18,658
8/31/94        15,584     16,324       16,324        18,796
9/30/94        15,578     16,317       16,317        18,792
10/31/94       15,515     16,252       16,252        18,841
11/30/94       15,311     16,038       16,038        18,679
12/31/94       15,441     16,174       16,174        18,876
1/31/95        15,623     16,365       16,365        19,141
2/28/95        15,951     16,709       16,709        19,754
3/31/95        16,097     16,861       16,861        20,022
4/30/95        16,401     17,180       17,180        20,540
5/31/95        16,832     17,631       17,631        21,173
6/30/95        16,917     17,720       17,720        21,316
7/31/95        17,141     17,955       17,955        21,593
8/31/95        17,149     17,963       17,963        21,707
9/30/95        17,358     18,183       18,183        21,964
10/31/95       17,598     18,434       18,434        22,144
11/30/95       17,628     18,465       18,465        22,364
12/31/95       17,857     18,705       18,705        22,738
1/31/96        18,081     18,939       18,939        23,119
2/29/96        18,255     19,122       19,122        23,189
3/31/96        18,195     19,059       19,059        23,095
4/30/96        18,232     19,098       19,098        23,127
5/31/96        18,346     19,217       19,217        23,293
6/30/96        18,392     19,266       19,266        23,398
7/31/96        18,585     19,467       19,467        23,539
8/31/96        18,848     19,743       19,743        23,832
9/30/96        19,230     20,144       20,144        24,387
10/31/96       19,304     20,221       20,221        24,599
11/30/96       19,591     20,521       20,521        25,093
12/31/96       19,711     20,647       20,647        25,301
1/31/97        19,876     20,820       20,820        25,491
2/28/97        20,240     21,189       21,189        25,884
3/31/97        19,815     20,731       20,731        25,528
4/30/97        19,942     20,852       20,852        25,855
5/31/97        20,509     21,430       21,430        26,399
6/30/97        20,797     21,717       21,717        26,807
7/31/97        21,330     22,261       22,261        27,517
8/31/97        21,337     22,257       22,257        27,484
9/30/97        21,700     22,625       22,625        27,979
10/31/97       21,679     22,591       22,591        28,122
11/30/97       21,902     22,811       22,811        28,385
12/31/97       22,173     23,078       23,078        28,658
1/31/98        22,633     23,544       23,544        29,114
2/28/98        22,753     23,652       23,652        29,232
3/31/98        22,995     23,885       23,885        29,510
4/30/98        22,937     23,811       23,811        29,637
5/31/98        23,036     23,894       23,894        29,815
6/30/98        23,106     23,949       23,949        29,969
7/31/98        23,429     24,264       24,264        30,160
8/31/98        21,965     22,730       22,730        28,638
9/30/98        22,355     23,116       23,116        28,713
10/31/98       22,071     22,803       22,803        28,099
11/30/98       23,022     23,768       23,768        29,557
12/31/98       23,130     23,859       23,859        29,504
1/31/99        23,419     24,141       24,141        29,902
2/28/99        23,410     24,115       24,115        29,699
3/31/99        23,749     24,448       24,448        30,044
4/30/99        24,204     24,897       24,897        30,594
5/31/99        23,536     24,193       24,193        30,313
6/30/99        23,352     23,960       23,960        30,237
7/31/99        23,386     23,981       23,981        30,278
8/31/99        23,236     23,839       23,839        29,958
9/30/99        23,137     23,723       23,723        29,838
10/31/99       23,210     23,784       23,784        29,676
11/30/99       23,629     24,202       24,202        30,063
12/31/99       23,934     24,500       24,500        30,245
1/31/00        23,608     24,151       24,151        30,129
2/29/00        23,513     24,039       24,039        30,193
3/31/00        23,078     23,550       23,550        29,750
4/30/00        23,206     23,696       23,691        29,751
5/31/00        22,902     23,371       23,400        29,377
6/30/00        23,465     23,931       23,932        29,944
7/31/00        23,596     24,019       24,051        30,105
8/31/00        23,916     24,329       24,360        30,400
9/30/00        23,462     23,884       23,882        30,137
10/31/00       22,763     23,157       23,188        29,177
11/30/00       21,414     21,772       21,770        28,058
12/31/00       22,568     22,911       22,920        28,697

The performance graph compares a hypothetical $10,000 investment in Classes A, B, and C of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, the maximum contingent deferred sales charge of 5% in the first year, decreasing to 0% after six years for Class B shares, and 1% in the first year for Class C shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996. Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day) Class A.....................................     10.79%
  Current Yield (30-day) Class B.....................................     11.20%
  Current Yield (30-day) Class C.....................................     10.09%
  Weighted Average Maturity..........................................  6.4 years

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
CSC Holdings, Inc. ..................................................... 3.6%
 (Broadcasting, TV, Radio & Cable)
Atlas Air, Inc. ........................................................ 2.6
 (Air Freight)
Newpark Resources, Inc. ................................................ 2.5
 (Oil & Gas - Drilling & Equipment)
Metromedia Fiber Network, Inc........................................... 2.2
 (Telephone)
Premier Parks, Inc...................................................... 2.1
 (Entertainment)

TOP FIVE PURCHASES                                                         Cost
For the year ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Park Place Entertainment Corp. .........................................  $1,500
Lennar Corp. (144A).....................................................   1,385
Level 3 Communications, Inc. ...........................................   1,066
Spectrasite Holdings, Inc. .............................................   1,053
Crown Castle International Corp. .......................................   1,021

TOP FIVE SALES                                                          Proceeds
For the year ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Ames Department Stores, Inc. ........................................... $2,000
Allied Waste Industries.................................................  1,993
Vintage Petroleum Corp. ................................................  1,798
Criimi Mae Commercial Mortgage Trust....................................  1,588
Bresnan Communications Group............................................  1,578

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Broadcasting (TV, Radio & Cable)........................................  16%
Telephone...............................................................  14
Telecommunications (Cellular/Wireless)..................................   7
Telecommunications (Long Distance)......................................   7
Gaming, Lottery & Parimutuel Companies..................................   4

Credit Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 B:                  63%
2 BB:                 18%
3 Cash & Other:       10%
4 Preferred Stock:     8%
5 Not Rated:           1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CORPORATE BONDS - 82.4%
 Agricultural Products - 3.5%
  $1,000    Sun World International, Inc.                                $   930
            11.25%, due 4/15/04
   1,100 #  The Scotts Company                                             1,067
            (Class A) (144A) 8.625%, due 1/15/09 (acquired 1/14/99)

 Air Freight - 2.6%
   1,500    Atlas Air, Inc.                                                1,470
            9.375%, due 11/15/06

 Aluminum - 1.6%
   1,000    Commonwealth Aluminum Corp. 10.75%, due 10/01/06                 910

 Auto Parts & Equipment - 2.6%
   1,000    American Axle & Manufacturing Holdings, Inc.                     845
            9.75%, due 3/01/09
   1,000    Hayes Lemmerz International, Inc. 8.25%, due 12/15/08            645

 Beverages (Alcoholic) - 1.8%
   1,000    Canandaigua Brands                                             1,017
            8.625%, due 8/01/06

 Broadcasting (TV, Radio & Cable) - 11.5%
   1,000    Adelphia Communications Corp. 9.875%, due 3/01/05                955
     319    AMFM Operating, Inc.                                             353
            12.625%, due 10/31/06
   1,000 #  Callahan Nordrhien Westfalen                                     388
            (144A) 16.00%, beg. 7/15/05 Step Bond due 7/15/10
            (acquired 6/29/00)
     250    Classic Cable, Inc.                                              113
            9.375%, due 8/01/09
     500    Echostar DBS Corp.                                               484
            9.25%, due 2/01/06
     500    Echostar DBS Corp.                                               485
            9.375%, due 2/01/09
     500    NTL Communications Corp.                                         445
            11.875%, due 10/01/10
   2,000    Spectrasite Holdings, Inc.                                     1,020
            12.875%, beg. 3/15/05
            Step Bond due 3/15/10
     500    Telewest Communications, plc 11.00%, due 10/01/07                445
   1,000    Telewest Communications, plc 11.25%, due 11/01/08                893
   1,000    Young Broadcasting, Inc.                                         925
            9.00%, due 1/15/06

 Communication Equipment - 0.5%
     500    National Equipment Services, Inc. (Series B) 10.00%, due         290
            11/30/04

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Computers (Software & Services) - 0.2%
  $  500   PSINet, Inc.                                                  $   130
           11.00%, due 8/01/09

 Containers & Packaging (Paper) - 2.6%
   1,000   Packaging Corporation of America 9.625%, due 4/01/09            1,032
     500   Printpak, Inc.                                                    470
           10.625%, due 8/15/06

 Entertainment - 2.1%
   1,250   Premier Parks, Inc.                                             1,200
           9.25%, due 4/01/06

 Gaming, Lottery & Parimutuel Companies - 3.6%
   1,000   Mohegan Tribal Gaming Authority 8.75%, due 1/01/09                999
   1,000   Park Place Entertainment Corp. 8.875%, due 9/15/08              1,010

 Health Care (Hospital Management) - 1.9%
   1,000   Tenet Healthcare Corp.                                          1,086
           9.25%, due 9/01/10

 Household Furnishings & Appliances - 0.4%
     500   Holmes Products Corp.                                             220
           9.875%, due 11/15/07

 Manufacturing (Diversified) - 2.5%
   1,000   Nortek, Inc.                                                      885
           8.875%, due 8/01/08
   1,000   Tenneco, Inc.                                                     485
           11.625%, due 10/15/09

 Manufacturing (Specialized) - 1.7%
   1,000   Flextronics International, Ltd.                                   950
           8.75%, due 10/15/07

 Oil & Gas (Drilling & Equipment) - 2.5%
   1,500   Newpark Resources, Inc.                                         1,395
           8.625%, due 12/15/07

 Oil & Gas (Exploration & Production) - 2.7%
   1,000   Ocean Energy, Inc.                                              1,017
           8.375%, due 7/01/08
     500   Vintage Petroleum Corp.                                           530
           9.75%, due 6/30/09

 Paper & Forest Products - 1.7%
   1,000   Buckeye Technologies, Inc.                                        960
           9.25%, due 9/15/08

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Power Producers (Independent) - 1.8%
  $1,000    AES Corp.                                                     $1,035
            9.50%, due 6/01/09

 Railroads - 0.2%
     100 #  Kansas City Southern Railway                                     103
            9.50%, due 10/01/08 (144A) (acquired 9/21/00)

 Restaurants - 1.4%
   1,000    Perkins Family Restaurants                                       800
            10.125%, due 12/15/07

 Retail (Department Stores) - 0.0%
   1,440 *  Specialty Retailers, Inc.                                         14
            9.00%, due 7/15/07

 Retail (Specialty) - 1.9%
   1,250    Big 5 Corp.                                                    1,097
            10.875%, due 11/15/07

 Services (Advertising/Marketing) - 1.8%
   1,000    Lamar Advertising Co.                                          1,030
            9.625%, due 12/01/06

 Services (Commercial & Consumer) - 2.9%
   1,000    Bally Total Fitness Holdings                                     927
            9.875%, due 10/15/07
   1,000    United Rentals, Inc.                                             760
            (Series B) 9.25%, due 1/15/09

 Telecommunications (Cellular/Wireless) - 5.5%
     700    CCPR Services, Inc.                                              693
            10.00%, due 2/01/07
     500    Crown Castle International Corp. 10.75%, due 8/01/11             520
   1,000    Nextel Communications, Inc.                                      932
            9.375%, due 11/15/09
   1,000 #  Telecorp PCS, Inc.                                             1,015
            10.625%, due 7/15/10 (144A) (acquired 7/11/00)

 Telecommunications (Long Distance) - 6.9%
     500    Exodus Communications, Inc. 11.25%, due 7/01/08                  445
   1,000 #  Exodus Communications, Inc. 11.625%, due 7/15/10 (144A)          890
            (acquired 6/28/00)
   1,000    KPNQwest NV                                                      880
            8.125%, due 6/01/09
   1,000    RCN Corp.                                                        510
            10.125%, due 1/15/10
   1,000    Williams Communication Group, Inc. 10.875%, due 10/01/09         745
     500    Williams Communication Group, Inc. 11.70%, due 8/01/08           400

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Telephone - 12.8%
  $1,250   GCI, Inc.                                                     $ 1,166
           9.75%, due 8/01/07
   1,000   Level 3 Communications, Inc. 10.50%, due 12/01/08                 540
   1,000   Level 3 Communications, Inc. 9.125%, due 5/01/08                  808
   1,000   McLeodUSA, Inc.                                                   830
           10.50%, due 3/01/07
   1,000   McLeodUSA, Inc.                                                   910
           9.50%, due 11/01/08
   1,500   Metromedia Fiber Network, Inc. 10.00%, due 11/15/08             1,245
     500   Metromedia Fiber Network, Inc. 10.00%, due 12/15/09               415
   1,000   NEXTLINK Communications, Inc. 10.75%, due 11/15/08                825
   1,000   NEXTLINK Communications, Inc. 9.45%, beg. 4/15/03 Step            520
           Bond due 4/15/08

 Textiles (Specialty) - 1.2%
   1,000   Polymer Group, Inc.                                               660
           9.00%, due 7/01/07
                                                                         -------

 TOTAL CORPORATE BONDS                                                    46,764
                                                                         -------

 PREFERRED STOCKS - 7.7%
 Broadcasting (TV, Radio & Cable) - 4.3%
      19   CSC Holdings, Inc.                                              2,027
           11.125%, due 4/01/08
       5   Sinclair Broadcast Group, Inc. 11.625%, due 3/15/09               438

 Telecommunications (Cellular/Wireless) - 1.9%
       1   Crown Castle International Corp. 12.75%, due 12/15/10           1,051

 Telephone - 1.5%
      10   Global Crossing Holdings, Ltd. 10.50%, due 12/01/08               880
                                                                         -------

 TOTAL PREFERRED STOCKS                                                    4,396
                                                                         -------

 COMMERCIAL PAPER - 8.4%
 Entertainment - 3.3%
   1,900   Harrah's Operating Company, Inc. 7.65%, due 1/03/01             1,899

 Natural Gas - 5.1%
   2,885   Reliant Energy, Inc.                                            2,885
           8.50%, due 1/02/01
                                                                         -------

 TOTAL COMMERCIAL PAPER                                                    4,784
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.0%
 Investment Companies
 $     1   AIM Short-Term Investments Co. Liquid Assets Money Market     $     1
           Portfolio (Institutional Shares)
                                                                         -------

 TOTAL CASH EQUIVALENTS                                                        1
                                                                         -------

 TOTAL INVESTMENTS - 98.5%                                                55,945

 Other Assets, less Liabilities                                              826
                                                                         -------

 NET ASSETS                                                              $56,771
                                                                         =======
--------------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $3,681,662 and the total value is 6.1% of net assets.
* Non-income producing security. Bond defaulted on required interest payments in July 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                  SAFECO Intermediate-Term U.S. Treasury Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
NAOMI            In a year in which bonds, especially long-term U.S.
URATA Treasuries, were great investments, the SAFECO Intermediate-Term U.S. Treasury Fund outperformed its benchmark. The Fund outperformed the Intermediate-Term Treasury Index for two reasons: One, we lengthened duration in the second half of the year (increased sensitivity to changes in interest rates), and, two, we held agency securities.

                 As 2000 began, I shortened duration in anticipation of the
              Fed tightening. This helped us in the first quarter, but caused the Fund to underperform both its index and Lipper peer group in the first half of the year. Our strong third and fourth quarter performance was enough to carry us above our index for the year, but not above our peers.

   The Fed indeed raised short-term rates, but the effect was offset by the demand for long bonds that the Treasury was creating with its buyback program. Because our duration was shorter than that of the index, the Fund didn't participate as fully when intermediate and long bonds rallied in the second quarter.

   In the third quarter, even though the Fed maintained its tightening bias, I extended duration and thereby our participation in the rally. I also changed the portfolio's structure to spread our exposure across the intermediate portion of the yield curve and increased U.S. Agency debt to nearly 30% of net assets as it was selling at historically cheap levels.

   In the fourth quarter, Treasuries climbed on mounting evidence of economic slowdown. I further extended duration to capture as much of the rally as possible and took gains in our callable agencies, which also rallied.

   At year-end, with recession threatening, the Fed in an easing mode, and the U.S. Treasury buying back bonds, yields were near ten-year lows and expected to fall further. Of course, as yields fall, bond prices rise. I will be working to leverage these trends in 2001.

Naomi Urata

--------------------------------------------------------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Intermediate-Term U.S. Treasury Fund in 1999. She holds an MBA from Yale University and is a Chartered Financial Analyst and is a vice president of SAFECO Asset Management Company.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)
   Class A..................      4.75%
  Current Yield (30-day)
   Class B..................      4.66%
  Weighted Average Maturity.  6.4 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                  PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                With Sales Charge
periods ended December 31, 2000              1 Year       5 Year       10 Year
------------------------------------------------------------------------------
SAFECO Intermediate-Term U.S. Treasury Fund
   Class A                                    5.60%       4.06%        6.29%
   Class B                                    4.78%       4.07%        6.47%
Merrill Lynch Intermediate-Term
 Treasury Index                                N/A         N/A          N/A
Lipper, Inc. (Intermediate U.S.
 Treasury Funds)                               N/A         N/A          N/A


Average Annual Total Return for the               Without Sales Charge
periods ended December 31, 2000              1 Year       5 Year       10 Year
------------------------------------------------------------------------------
SAFECO Intermediate-Term U.S. Treasury Fund
   Class A                                   10.56%       5.02%        6.78%
   Class B                                    9.78%       4.41%        6.47%
Merrill Lynch Intermediate-Term
 Treasury Index                              10.19%       6.14%        7.18%
Lipper, Inc. (Intermediate U.S.
 Treasury Funds)                             12.13%       5.88%        7.02%


Investment Values

                                       Merrill Lynch
                                     Intermediate-Term
             Class A     Class B      Treasury Index
             -------     -------     -----------------
12/31/90      9,550      10,000           10,000
1/31/91       9,591      10,045           10,101
2/28/91       9,666      10,123           10,154
3/31/91       9,735      10,195           10,209
4/30/91       9,843      10,308           10,315
5/31/91       9,894      10,362           10,374
6/30/91       9,906      10,375           10,385
7/31/91      10,030      10,504           10,497
8/31/91      10,199      10,681           10,692
9/30/91      10,352      10,842           10,875
10/31/91     10,464      10,958           10,998
11/30/91     10,571      11,071           11,126
12/31/91     10,839      11,352           11,398
1/31/92      10,716      11,222           11,283
2/29/92      10,729      11,236           11,326
3/31/92      10,690      11,195           11,280
4/30/92      10,772      11,281           11,383
5/31/92      10,926      11,443           11,545
6/30/92      11,097      11,622           11,713
7/31/92      11,373      11,911           11,930
8/31/92      11,462      12,004           12,068
9/30/92      11,676      12,228           12,235
10/31/92     11,461      12,003           12,084
11/30/92     11,391      11,929           12,031
12/31/92     11,551      12,097           12,189
1/31/93      11,849      12,409           12,417
2/28/93      12,110      12,683           12,603
3/31/93      12,159      12,734           12,650
4/30/93      12,247      12,826           12,750
5/31/93      12,206      12,783           12,712
6/30/93      12,502      13,093           12,895
7/31/93      12,521      13,113           12,921
8/31/93      12,830      13,437           13,119
9/30/93      12,902      13,512           13,175
10/31/93     12,931      13,542           13,198
11/30/93     12,724      13,325           13,135
12/31/93     12,803      13,409           13,186
1/31/94      12,969      13,583           13,317
2/28/94      12,627      13,224           13,128
3/31/94      12,361      12,945           12,944
4/30/94      12,273      12,853           12,857
5/31/94      12,278      12,859           12,870
6/30/94      12,255      12,835           12,879
7/31/94      12,418      13,005           13,039
8/31/94      12,449      13,038           13,080
9/30/94      12,314      12,896           12,974
10/31/94     12,318      12,901           12,977
11/30/94     12,293      12,874           12,913
12/31/94     12,341      12,924           12,961
1/31/95      12,482      13,072           13,176
2/28/95      12,669      13,268           13,429
3/31/95      12,733      13,335           13,502
4/30/95      12,890      13,500           13,657
5/31/95      13,383      14,016           14,048
6/30/95      13,472      14,109           14,139
7/31/95      13,368      14,000           14,149
8/31/95      13,527      14,166           14,265
9/30/95      13,677      14,323           14,361
10/31/95     13,885      14,541           14,522
11/30/95     14,167      14,837           14,703
12/31/95     14,407      15,089           14,853
1/31/96      14,454      15,138           14,980
2/29/96      14,102      14,769           14,812
3/31/96      13,954      14,614           14,741
4/30/96      13,925      14,583           14,695
5/31/96      13,922      14,581           14,686
6/30/96      14,023      14,686           14,830
7/31/96      14,067      14,733           14,876
8/31/96      14,066      14,731           14,892
9/30/96      14,223      14,896           15,081
10/31/96     14,396      15,067           15,327
11/30/96     14,578      15,264           15,515
12/31/96     14,454      15,127           15,431
1/31/97      14,495      15,148           15,489
2/28/97      14,467      15,112           15,506
3/31/97      14,286      14,917           15,426
4/30/97      14,465      15,099           15,599
5/31/97      14,565      15,205           15,719
6/30/97      14,721      15,359           15,854
7/31/97      15,139      15,788           16,152
8/31/97      14,952      15,585           16,084
9/30/97      15,175      15,805           16,261
10/31/97     15,426      16,054           16,450
11/30/97     15,432      16,050           16,488
12/31/97     15,615      16,227           16,628
1/31/98      15,861      16,461           16,852
2/28/98      15,787      16,387           16,830
3/31/98      15,812      16,406           16,886
4/30/98      15,864      16,453           16,961
5/31/98      15,995      16,581           17,075
6/30/98      16,139      16,706           17,194
7/31/98      16,149      16,725           17,262
8/31/98      16,555      17,122           17,606
9/30/98      17,122      17,699           18,022
10/31/98     17,047      17,609           18,063
11/30/98     16,964      17,513           17,996
12/31/98     17,033      17,574           18,063
1/31/99      17,030      17,561           18,149
2/28/99      16,756      17,269           17,870
3/31/99      16,839      17,344           18,001
4/30/99      16,845      17,338           18,056
5/31/99      16,663      17,140           17,935
6/30/99      16,633      17,098           17,967
7/31/99      16,590      17,058           17,987
8/31/99      16,594      17,033           18,021
9/30/99      16,732      17,163           18,165
10/31/99     16,739      17,158           18,193
11/30/99     16,728      17,138           18,203
12/31/99     16,644      17,047           18,162
1/31/00      16,585      16,976           18,108
2/29/00      16,705      17,089           18,250
3/31/00      16,997      17,377           18,477
4/30/00      16,919      17,286           18,475
5/31/00      16,951      17,308           18,550
6/30/00      17,160      17,528           18,816
7/31/00      17,252      17,593           18,941
8/31/00      17,450      17,802           19,137
9/30/00      17,560      17,886           19,282
10/31/00     17,684      18,000           19,408
11/30/00     18,015      18,327           19,688
12/31/00     18,407      18,719           20,012

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge of (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            PORTFOLIO OF INVESTMENTS
                  SAFECO Intermediate-Term U.S. Treasury Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 94.5%

 U.S. Federal Agency Notes - 21.3%
  $2,000   5.125%, due 10/15/08                                          $ 1,892
     500   5.75%, due 2/15/08                                                496
     500   5.785%, due 4/14/08                                               496
   1,500   6.26%, due 9/24/04                                              1,528

 U.S. Treasury Bills/Strips - 11.8%
   4,100   0.00%, due 11/15/10 U.S.                                        2,447

 U.S. Treasury Notes - 61.4%
   6,000   6.00%, due 8/15/04                                              6,171
   6,200   6.00%, due 8/15/09                                              6,544
                                                                         -------

 TOTAL U.S. GOVERNMENT OBLIGATIONS                                        19,574
                                                                         -------

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 3.0%

 Investment Companies
    $613   AIM Short-Term Investments Co. Liquid Assets Money Market     $   613
           Portfolio (Institutional Shares)
                                                                         -------

 TOTAL CASH EQUIVALENTS                                                      613
                                                                         -------
 TOTAL INVESTMENTS - 97.5%                                                20,187

 Other Assets, less Liabilities                                              521
                                                                         -------

 NET ASSETS                                                              $20,708
                                                                         =======

                          REPORT FROM THE FUND MANAGER
                                SAFECO GNMA Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
PAUL             The SAFECO GNMA Fund's good results were not quite as good as
STEVENSON     its Lipper GNMA peers. This is because the Fund was in the
              "wrong place" in terms of sector allocations in the first half of the year. Alas, our much-improved results in the last half of the year were not enough to offset our weak start, and the Fund ended 2000 below its benchmark index.

                 All in all, it was a great year for investment-grade, long-
              bond investors. The longer a bond's maturity and the higher its credit quality, the better it did in 2000. GNMAs did extremely well in this environment, benefiting from investor concerns about credit deterioration in corporate bonds and the stock markets.

   During the year, we extended our duration (sensitivity to interest rates) from modestly defensive to neutral, and adjusted the portfolio to more closely approximate the entire mortgage market. As a result, our relative performance improved as the market rallied strongly in the second half of 2000.

   At year-end, the SAFECO GNMA Fund was mostly in line with the GNMA market. The Fund's and the Merrill Lynch GNMA Master Index's duration (sensitivity to interest rates) are the same at 3.57 years, but the Fund's 6.75 average years to maturity is a bit longer than the index's 6.55 years. The Fund has a slight emphasis on lower-interest-rate mortgages. Our average coupon was 7.07% at December 31; the index's was 7.21%.

   This slight emphasis on longer discount-priced securities reflects my positive outlook. I believe it is likely that the Federal Reserve will lower rates further, given the increased risk of a significant economic slowdown. This adds up to "more oomph" for the bond market. Lower coupon bonds not only appreciate faster than par and premium coupons as rates fall; they are less vulnerable to refinancing.

Paul Stevenson

--------------------------------------------------------------------------------

Paul Stevenson joined SAFECO in 1986 as taxable bond analyst. He became the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst and a vice president of SAFECO Asset Management Company.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)
   Class A..................      5.93%
  Current Yield (30-day)
   Class B..................      5.47%
  Weighted Average Maturity.  6.9 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                      With Sales Charge
periods ended December 31, 2000                    1 Year     5 Year     10 Year
--------------------------------------------------------------------------------
SAFECO GNMA Fund
   Class A                                          4.32%      4.82%      6.26%
   Class B                                          3.82%      5.39%      6.70%
Merrill Lynch GNMA Index                             N/A        N/A        N/A
Lipper, Inc. (GNMA Funds)                            N/A        N/A        N/A


Average Annual Total Return for the                     Without Sales Charge
periods ended December 31, 2000                    1 Year     5 Year     10 Year
--------------------------------------------------------------------------------
SAFECO GNMA Fund
   Class A                                          9.25%      5.79%      6.75%
   Class B                                          8.82%      5.70%      6.70%
Merrill Lynch GNMA Index                           11.22%      7.04%      8.07%
Lipper, Inc. (GNMA Funds)                          10.41%      5.90%      7.13%


Investment Values

                                         Merrill Lynch
             Class A        Class B        GNMA Index
             -------        -------     ----------------
12/31/90      9,550         10,000          10,000
1/31/91       9,687         10,142          10,144
2/28/91       9,743         10,200          10,214
3/31/91       9,794         10,254          10,292
4/30/91       9,900         10,365          10,395
5/31/91       9,978         10,447          10,478
6/30/91       9,990         10,459          10,493
7/31/91      10,149         10,625          10,670
8/31/91      10,312         10,796          10,870
9/30/91      10,491         10,983          11,066
10/31/91     10,646         11,146          11,242
11/30/91     10,699         11,202          11,318
12/31/91     10,966         11,481          11,599
1/31/92      10,813         11,321          11,459
2/29/92      10,902         11,414          11,572
3/31/92      10,838         11,347          11,499
4/30/92      10,919         11,431          11,621
5/31/92      11,130         11,653          11,837
6/30/92      11,248         11,776          12,021
7/31/92      11,409         11,945          12,092
8/31/92      11,526         12,067          12,269
9/30/92      11,619         12,164          12,360
10/31/92     11,499         12,039          12,265
11/30/92     11,548         12,090          12,328
12/31/92     11,700         12,250          12,479
1/31/93      11,873         12,430          12,644
2/28/93      12,002         12,566          12,761
3/31/93      12,051         12,617          12,839
4/30/93      12,092         12,660          12,910
5/31/93      12,128         12,697          12,978
6/30/93      12,332         12,911          13,101
7/31/93      12,383         12,964          13,164
8/31/93      12,513         13,100          13,190
9/30/93      12,526         13,115          13,196
10/31/93     12,547         13,137          13,237
11/30/93     12,428         13,012          13,241
12/31/93     12,529         13,117          13,372
1/31/94      12,668         13,263          13,478
2/28/94      12,476         13,062          13,414
3/31/94      12,080         12,648          13,066
4/30/94      11,975         12,537          12,969
5/31/94      12,016         12,580          12,996
6/30/94      11,963         12,524          12,969
7/31/94      12,193         12,766          13,225
8/31/94      12,221         12,795          13,261
9/30/94      12,037         12,602          13,112
10/31/94     12,005         12,569          13,103
11/30/94     11,901         12,460          13,070
12/31/94     11,993         12,557          13,209
1/31/95      12,239         12,814          13,495
2/28/95      12,526         13,114          13,857
3/31/95      12,568         13,158          13,924
4/30/95      12,729         13,327          14,123
5/31/95      13,080         13,694          14,544
6/30/95      13,135         13,752          14,639
7/31/95      13,151         13,768          14,676
8/31/95      13,293         13,917          14,832
9/30/95      13,420         14,051          14,986
10/31/95     13,524         14,159          15,111
11/30/95     13,683         14,325          15,275
12/31/95     13,850         14,501          15,470
1/31/96      13,942         14,597          15,589
2/29/96      13,753         14,399          15,465
3/31/96      13,673         14,315          15,445
4/30/96      13,618         14,257          15,395
5/31/96      13,588         14,226          15,336
6/30/96      13,774         14,421          15,511
7/31/96      13,795         14,443          15,580
8/31/96      13,793         14,440          15,602
9/30/96      14,022         14,680          15,854
10/31/96     14,280         14,951          16,172
11/30/96     14,492         15,172          16,419
12/31/96     14,402         15,078          16,333
1/31/97      14,495         15,176          16,447
2/28/97      14,528         15,210          16,509
3/31/97      14,373         15,048          16,355
4/30/97      14,610         15,296          16,615
5/31/97      14,735         15,427          16,791
6/30/97      14,914         15,614          16,987
7/31/97      15,233         15,948          17,293
8/31/97      15,178         15,891          17,271
9/30/97      15,359         16,081          17,494
10/31/97     15,520         16,248          17,671
11/30/97     15,545         16,275          17,718
12/31/97     15,694         16,431          17,891
1/31/98      15,853         16,598          18,064
2/28/98      15,885         16,630          18,126
3/31/98      15,917         16,664          18,205
4/30/98      16,014         16,766          18,324
5/31/98      16,125         16,882          18,462
6/30/98      16,217         16,979          18,512
7/31/98      16,285         17,050          18,615
8/31/98      16,512         17,287          18,765
9/30/98      16,693         17,477          18,997
10/31/98     16,622         17,402          18,976
11/30/98     16,699         17,483          19,097
12/31/98     16,768         17,555          19,180
1/31/99      16,857         17,648          19,304
2/28/99      16,727         17,512          19,249
3/31/99      16,859         17,651          19,370
4/30/99      16,927         17,722          19,462
5/31/99      16,772         17,560          19,352
6/30/99      16,658         17,440          19,270
7/31/99      16,543         17,319          19,155
8/31/99      16,536         17,313          19,153
9/30/99      16,806         17,595          19,472
10/31/99     16,836         17,627          19,585
11/30/99     16,868         17,660          19,604
12/31/99     16,789         17,577          19,545
1/31/00      16,655         17,438          19,409
2/29/00      16,820         17,610          19,654
3/31/00      17,024         17,824          19,952
4/30/00      16,984         17,782          19,921
5/31/00      16,994         17,781          20,014
6/30/00      17,271         18,060          20,373
7/31/00      17,342         18,122          20,480
8/31/00      17,602         18,382          20,777
9/30/00      17,747         18,522          20,982
10/31/00     17,875         18,643          21,133
11/30/00     18,120         18,888          21,435
12/31/00     18,349         19,134          21,737

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            PORTFOLIO OF INVESTMENTS
                                SAFECO GNMA Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 99.3%

 Collateral Mortgage Obligation (CMO) - 6.5%
  $2,527  5.50%, due 6/15/14                                             $ 2,467

 Federal Home Loan Mortgage Corp. (FHLMC) - 6.6%
   2,546  6.50%, due 4/01/29                                               2,512

 Federal National Mortgage Association (FNMA) - 11.7%
   3,749  7.00%, due 1/01/29                                               3,758
     635  9.00%, due 11/01/22                                                665

 Government National Mortgage Association (GNMA) - 74.5%
   2,165  6.00%, due 10/15/28                                              2,104
   1,404  6.50%, due 1/20/24                                               1,390
   3,127  6.50%, due 4/20/28                                               3,084
     479  6.50%, due 5/15/29                                                 474
     370  6.50%, due 5/15/29                                                 366
     429  6.50%, due 6/15/29                                                 425
     115  6.50%, due 6/15/29                                                 114
     113  6.50%, due 6/15/29                                                 112
     392  6.50%, due 7/15/29                                                 388
     248  6.50%, due 8/15/29                                                 246
     639  7.00%, due 1/20/27                                                 639

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) - 74.5%
 (continued)
    $2,615  7.00%, due 10/20/27                                          $ 2,616
     2,768  7.00%, due 2/20/27                                             2,769
       737  7.00%, due 7/20/28                                               737
     1,066  7.50%, due 4/20/30                                             1,080
     3,599  7.50%, due 6/20/26                                             3,648
     2,502  8.00%, due 3/20/30                                             2,556
     1,527  8.00%, due 9/01/25                                             1,570
     2,387  8.25%, due 5/15/20                                             2,467
     1,335  8.50%, due 10/20/26                                            1,370
                                                                         -------

 TOTAL ASSET BACKED SECURITIES                                            37,557
                                                                         -------

 CASH EQUIVALENTS - 0.3%

 Investment Companies
       101  AIM Short-Term Investments Co. Liquid                           101
             Assets Money Market Portfolio
             (Institutional Shares)
                                                                         -------

 TOTAL CASH EQUIVALENTS                                                      101
                                                                         -------

 TOTAL INVESTMENTS - 99.6%                                                37,658

 Other Assets, less Liabilities                                              150
                                                                         -------

 NET ASSETS                                                              $37,808
                                                                         =======

                          REPORT FROM THE FUND MANAGER
                            SAFECO Managed Bond Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
MICHAEL          The SAFECO Managed Bond Fund had a very good year in a great
HUGHES year for bonds. The Fund's returns were substantially greater than its Lipper intermediate-term investment-grade peers and slightly below its benchmark index.

                 Three factors helped the Fund outperform in a year in which the U.S. Treasury market soared and investment-grade corporate bonds slumped. Indeed, the dramatic underperformance of corporate bonds made the year 2000 one of the worst good years ever for fixed-income investors.

   The fact that we had no problem bonds was the first factor of our outperformance. I credit our top-notch corporate bond analysts with doing a tremendous job.

   Second, the Fund took advantage of changes in the shape of the yield curve (a graphic depiction of yields from the shortest to longest maturity available), which was inverted at the beginning of the year. As the curve began to normalize, I concentrated more of our portfolio in the middle, where the greatest change in yields took place. In other words, we moved into intermediate maturities and they outperformed.

   Finally, the Fund benefited by being in the right market sectors. For the entire year, we were underweighted in the worst-performing fixed-income sector, corporate bonds. At the beginning of the year, we were overweighted in Treasuries, the then-best-performing sector. And in the second half, we overweighted in U.S. agency debentures and mortgage pass-throughs, which proceeded to steal the show.

   Going forward, I continue to favor U.S. agencies and asset-backed securities for their excellent liquidity and minimal credit risk. Given the likelihood of lower interest rates and higher mortgage prepayments, I am favoring securities with lower coupons. I've also begun to add fundamentally sound corporate credits. I expect to find additional value as I sift through the carnage to selectively increase the Fund's corporate exposure.

Michael Hughes

--------------------------------------------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst and an assistant vice president of SAFECO Asset Management Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                  PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                With Sales Charge
periods ended December 31, 2000            1 Year    5 Year   Since Inception**
-------------------------------------------------------------------------------
SAFECO Managed Bond Fund
   Class A                                  6.22%    3.43%        4.45%
   Class B                                  5.39%    3.29%        4.60%
Lehman Brothers Gov't/Corp. Bond Index       N/A      N/A          N/A
Lipper, Inc. (Intermediate Investment-
 Grade Bond Funds)                           N/A      N/A          N/A


Average Annual Total Return for the               Without Sales Charge
periods ended December 31, 2000            1 Year    5 Year   Since Inception**
-------------------------------------------------------------------------------
SAFECO Managed Bond Fund
   Class A                                 11.19%    4.38%        5.15%
   Class B                                 10.39%    3.62%        4.60%
Lehman Brothers Gov't/Corp. Bond Index     11.85%    6.24%        6.80%
Lipper, Inc. (Intermediate Investment-
 Grade Bond Funds)                          9.78%    5.48%        7.60%

** The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994.


Investment Values

                                                Lehman Brothers
                                                  Gov't/Corp.
                   Class A         Class B        Bond Index
                   -------         -------      ---------------
2/28/94            9,550           10,000           10,000
3/31/94            9,230            9,666            9,755
4/30/94            9,222            9,657            9,675
5/31/94            9,230            9,666            9,657
6/30/94            9,217            9,653            9,634
7/31/94            9,317            9,757            9,827
8/31/94            9,339            9,780            9,831
9/30/94            9,265            9,703            9,682
10/31/94           9,271            9,709            9,671
11/30/94           9,244            9,680            9,654
12/31/94           9,262            9,699            9,717
1/31/95            9,385            9,828            9,904
2/28/95            9,540            9,991           10,134
3/31/95            9,586           10,038           10,202
4/30/95            9,708           10,167           10,344
5/31/95           10,058           10,533           10,777
6/30/95           10,136           10,615           10,864
7/31/95           10,066           10,541           10,822
8/31/95           10,192           10,674           10,960
9/30/95           10,304           10,791           11,072
10/31/95          10,468           10,962           11,234
11/30/95          10,674           11,178           11,419
12/31/95          10,869           11,382           11,587
1/31/96           10,885           11,400           11,659
2/29/96           10,625           11,127           11,412
3/31/96           10,513           11,010           11,316
4/30/96           10,508           11,004           11,239
5/31/96           10,513           11,009           11,220
6/30/96           10,592           11,092           11,369
7/31/96           10,625           11,127           11,396
8/31/96           10,645           11,148           11,368
9/30/96           10,732           11,239           11,570
10/31/96          10,842           11,347           11,840
11/30/96          10,963           11,467           12,058
12/31/96          10,863           11,369           11,924
1/31/97           10,883           11,368           11,938
2/28/97           10,857           11,335           11,963
3/31/97           10,714           11,179           11,821
4/30/97           10,862           11,327           11,994
5/31/97           10,945           11,406           12,106
6/30/97           11,054           11,511           12,251
7/31/97           11,377           11,839           12,626
8/31/97           11,230           11,664           12,484
9/30/97           11,396           11,843           12,680
10/31/97          11,576           12,007           12,883
11/30/97          11,591           12,028           12,951
12/31/97          11,722           12,154           13,087
1/31/98           11,916           12,343           13,272
2/28/98           11,864           12,276           13,245
3/31/98           11,884           12,284           13,285
4/30/98           11,926           12,303           13,352
5/31/98           12,065           12,435           13,496
6/30/98           12,174           12,536           13,633
7/31/98           12,166           12,532           13,644
8/31/98           12,448           12,798           13,911
9/30/98           12,763           13,112           14,308
10/31/98          12,604           12,936           14,207
11/30/98          12,624           12,948           14,292
12/31/98          12,645           12,965           14,327
1/31/99           12,699           13,014           14,429
2/28/99           12,346           12,644           14,086
3/31/99           12,392           12,683           14,156
4/30/99           12,394           12,692           14,191
5/31/99           12,216           12,487           14,044
6/30/99           12,115           12,391           14,001
7/31/99           12,074           12,326           13,962
8/31/99           12,048           12,292           13,951
9/30/99           12,174           12,412           14,076
10/31/99          12,192           12,423           14,113
11/30/99          12,187           12,406           14,105
12/31/99          12,105           12,315           14,019
1/31/00           12,083           12,285           14,015
2/29/00           12,231           12,428           14,191
3/31/00           12,380           12,588           14,396
4/30/00           12,345           12,544           14,326
5/31/00           12,328           12,503           14,313
6/30/00           12,562           12,733           14,605
7/31/00           12,655           12,835           14,760
8/31/00           12,830           13,005           14,968
9/30/00           12,943           13,112           15,025
10/31/00          13,007           13,152           15,119
11/30/00          13,201           13,356           15,377
12/31/00          13,464           13,599           15,681

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day) Class A....................................      5.83%
  Current Yield (30-day) Class B....................................      5.52%
  Weighted Average Maturity.........................................  6.4 years

                                                                      Percent of
BONDS BY TYPE                                                         Net Assets
--------------------------------------------------------------------------------
Mortgage Backed Securities..............................................  36%
U.S. Government Obligations.............................................  26
Corporate Bonds.........................................................  23
Asset Backed Securities.................................................  10
Cash & Other............................................................   5
                                                                         ---
                                                                         100%

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 AAA:                73%
2 A:                  19%
3 Cash & Other:        5%
4 AA:                  2%
5 BBB:                 1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                            As of December 31, 2000


 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 10.2%
 Consumer Finance - 1.3%
  $   95   MBNA Master Credit Card Trust                                 $    96
           6.60%, due 11/15/04

 Electric Companies - 1.7%
     125   ComEd Transitional Funding Trust
           5.63%, due 6/25/09                                                122

 Financial (Diversified) - 6.9%
     230   Citicorp Mortgage Securities, Inc.
           6.50%, due 6/25/29                                                223
     100   CNH Equipment Trust
           7.34%, due 2/15/07                                                103
     165   Fleet Credit Card Master Trust
           6.90%, due 4/16/07                                                171

 Manufacturing (Specialized) - 0.3%
      24   Harley-Davidson Eagle
           6.20%, due 1/15/03                                                 24
                                                                         -------

 TOTAL ASSET BACKED SECURITIES                                               739
                                                                         -------

 CORPORATE BONDS - 23.4%
 Airlines - 0.8%
      60   United Air Lines
           7.186%, due 4/01/11                                                61

 Beverages (Alcoholic) - 2.0%
     135   Anheuser-Busch Cos., Inc.
           7.50%, due 3/15/12                                                147

 Electric Companies - 2.1%
     145   Central Power & Light Co.
           7.50%, due 12/01/02                                               148

 Financial (Diversified) - 5.8%
     145   Ford Motor Credit Co.
           7.375%, due 10/28/09                                              145
     135   Hertz Corp.
           7.00%, due 7/01/04                                                136
     140   Newcourt Credit Group, Inc.
           6.875%, due 2/16/05                                               139

 Investment Banking & Brokerage - 2.4%
     160   Morgan Stanley Dean Witter Co.
           8.00%, due 6/15/10                                                173

 Manufacturing (Diversified) - 2.6%
     190   Tyco International Group SA
           6.375%, due 6/15/05                                               189

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Oil (Domestic Integrated) - 0.7%
  $   55   USX Corp.
           6.85%, due 3/01/08                                            $    53

 Publishing (Newspapers) - 2.7%
     195   Times-Mirror Co.
           6.65%, due 10/15/01                                               196

 Retail (General Merchandise) - 0.9%
      65   Sears Roebuck & Co.
           6.25%, due 1/15/04                                                 65

 Shipping - 1.5%
     105   Team Fleet Financial Corp.
           7.35%, due 5/15/03                                                106

 Telecommunications (Cellular/Wireless) - 1.9%
     135   Worldcom, Inc.
           8.00%, due 5/15/06                                                137
                                                                      ----------

 TOTAL CORPORATE BONDS                                                     1,695
                                                                      ----------

 MORTGAGE BACKED SECURITIES - 36.3%
 Federal Home Loan Mortgage Corp. (FHLMC) - 2.4%
     170   7.50%, due 10/01/29                                               173

 Federal National Mortgage Association (FNMA) - 33.9%
      53   6.00%, due 1/01/29                                                 52
     116   6.00%, due 9/01/29                                                112
     135   6.50%, due 1/01/15                                                135
     461   6.50%, due 7/01/29                                                455
     165   7.00%, due 3/01/12                                                167
     152   8.00%, due 2/01/29                                                157
     262   8.00%, due 2/01/30                                                268
     213   8.00%, due 2/01/30                                                218
      57   8.00%, due 4/01/08                                                 58
     205   8.00%, due 4/01/20                                                211
      20   6.00%, due 4/15/14                                                 20
     112   6.00%, due 8/15/13                                                111
     199   7.00%, due 4/15/28                                                200
     166   7.00%, due 8/15/28                                                167
     120   7.75%, due 11/15/29                                               122
                                                                     -----------

 TOTAL MORTGAGE BACKED SECURITIES                                          2,626
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                            As of December 31, 2000


 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 25.7%

 U.S. Federal Agency Notes - 13.0%
  $   70   5.125%, due 2/13/04                                            $   69
     610   6.625%, due 10/15/07                                              636
     225   6.875%, due 9/15/10                                               240

 U.S. Treasury Notes - 12.7%
     720   7.875%, due 2/15/21                                               917
                                                                          ------

 TOTAL U.S. GOVERNMENT OBLIGATIONS                                         1,862
                                                                          ------

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 3.8%

 Investment Companies
  $  277   AIM Short-Term Investments Co. Liquid Assets Money
           Market Portfolio (Institutional Shares)                        $  277
                                                                          ------

 TOTAL CASH EQUIVALENTS                                                      277
                                                                          ------

 TOTAL INVESTMENTS - 99.4%                                                 7,199

 Other Assets, less Liabilities                                               42
                                                                          ------

 NET ASSETS                                                               $7,241
                                                                          ======

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                     SAFECO California Tax-Free Income Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       It was a very good year to own municipal bonds. Not only did
BAUER munis outperform most stocks; on a tax-adjusted basis, they outperformed all other types of bonds.

                 In this great year for munis, the SAFECO California Tax-Free
              Income Fund outperformed its benchmark index and every one of its peers. It ranked first of the 107 California funds monitored by Lipper. (For the five and ten years ended December 31, 2000, the Fund was 22 of 80 funds and 4 of 39 funds, respectively.)

   The principal reasons for our success in 2000 are the same for our decade-long success: stay fully invested; buy the longest maturities (which generally yield more); use long-term deep discounts to maintain call protection, and allow the Fund to participate fully when prices rise. These strategies work in concert with my long-term approach, which is to wait months or even years for the potential of bonds we've purchased cheaply to be realized.

   Realizing tax losses is also a part of our strategy. Booking losses gives us flexibility to sell bonds with gains and buy longer, deeply discounted bonds when the market undervalues them. In this vein, much of our success in 2000 came from trades made in 1999 and before.

   The outlook for munis is good. Inflation is low and the economy has cooled considerably, perhaps to a recessionary level. The Federal Reserve is in a rate-cutting mode and supply is modest in the face of increasing demand as investors once again recognize the value of bonds. As 2001 presents a new set of challenges and opportunities, I will work to leverage them into superior returns for our shareholders.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a securities analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                  PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                  With Sales Charge
periods ended December 31, 2000               1 Year      5 Year       10 Year
------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund
   Class A                                     13.09%      4.33%        6.90%
   Class B                                     12.63%      4.31%        7.06%
Lehman Brothers Long Municipal Bond Index        N/A        N/A          N/A
Lipper, Inc. (California Municipal Bond
 Funds)                                          N/A        N/A          N/A


Average Annual Total Return for the                 Without Sales Charge
periods ended December 31, 2000               1 Year      5 Year       10 Year
------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund
   Class A                                     18.41%      5.30%        7.39%
   Class B                                     17.63%      4.64%        7.06%
Lehman Brothers Long Municipal Bond Index      16.50%      6.20%        8.09%
Lipper, Inc. (California Municipal Bond
 Funds)                                        12.95%      5.06%        6.79%


Investment Values

                                                  Lehman Brothers
                                                  Long Municipal
                   Class A          Class B         Bond Index
                   -------          -------      ----------------
12/31/90            9,550           10,000           10,000
1/31/91             9,695           10,152           10,134
2/28/91             9,724           10,183           10,206
3/31/91             9,702           10,160           10,230
4/30/91             9,853           10,318           10,388
5/31/91             9,949           10,419           10,510
6/30/91             9,901           10,368           10,491
7/31/91            10,053           10,527           10,653
8/31/91            10,191           10,672           10,806
9/30/91            10,377           10,867           10,963
10/31/91           10,489           10,984           11,077
11/30/91           10,430           10,922           11,091
12/31/91           10,748           11,255           11,355
1/31/92            10,711           11,217           11,348
2/29/92            10,714           11,219           11,366
3/31/92            10,715           11,220           11,395
4/30/92            10,793           11,302           11,503
5/31/92            10,956           11,473           11,672
6/30/92            11,171           11,698           11,898
7/31/92            11,549           12,094           12,334
8/31/92            11,327           11,862           12,168
9/30/92            11,409           11,947           12,222
10/31/92           11,092           11,615           12,018
11/30/92           11,456           11,997           12,357
12/31/92           11,607           12,155           12,517
1/31/93            11,728           12,282           12,635
2/28/93            12,260           12,839           13,222
3/31/93            12,095           12,666           13,063
4/30/93            12,272           12,851           13,242
5/31/93            12,323           12,904           13,351
6/30/93            12,553           13,145           13,603
7/31/93            12,537           13,128           13,616
8/31/93            12,889           13,497           13,965
9/30/93            13,045           13,661           14,159
10/31/93           13,046           13,661           14,186
11/30/93           12,843           13,449           14,014
12/31/93           13,143           13,763           14,376
1/31/94            13,339           13,969           14,545
2/28/94            12,988           13,601           14,064
3/31/94            12,333           12,915           13,224
4/30/94            12,289           12,869           13,326
5/31/94            12,403           12,989           13,482
6/30/94            12,284           12,864           13,320
7/31/94            12,569           13,162           13,663
8/31/94            12,565           13,158           13,691
9/30/94            12,246           12,824           13,374
10/31/94           11,950           12,514           12,963
11/30/94           11,729           12,283           12,621
12/31/94           11,934           12,497           13,069
1/31/95            12,482           13,071           13,643
2/28/95            13,092           13,710           14,199
3/31/95            13,198           13,821           14,370
4/30/95            13,139           13,759           14,363
5/31/95            13,880           14,535           14,975
6/30/95            13,456           14,091           14,699
7/31/95            13,516           14,154           14,774
8/31/95            13,729           14,377           14,982
9/30/95            13,835           14,488           15,100
10/31/95           14,203           14,873           15,465
11/30/95           14,724           15,419           15,864
12/31/95           15,054           15,764           16,111
1/31/96            14,999           15,707           16,181
2/29/96            14,808           15,507           15,983
3/31/96            14,369           15,047           15,691
4/30/96            14,240           14,913           15,628
5/31/96            14,254           14,927           15,636
6/30/96            14,533           15,219           15,877
7/31/96            14,700           15,393           16,034
8/31/96            14,663           15,355           16,013
9/30/96            15,014           15,723           16,369
10/31/96           15,212           15,907           16,568
11/30/96           15,609           16,313           16,924
12/31/96           15,439           16,125           16,823
1/31/97            15,273           15,942           16,789
2/28/97            15,449           16,117           16,970
3/31/97            15,104           15,746           16,677
4/30/97            15,332           15,975           16,874
5/31/97            15,624           16,270           17,201
6/30/97            15,856           16,497           17,421
7/31/97            16,682           17,332           18,055
8/31/97            16,312           16,951           17,815
9/30/97            16,534           17,172           18,072
10/31/97           16,673           17,305           18,227
11/30/97           16,835           17,463           18,389
12/31/97           17,182           17,811           18,726
1/31/98            17,363           17,987           18,926
2/28/98            17,325           17,937           18,917
3/31/98            17,306           17,905           18,943
4/30/98            17,099           17,680           18,841
5/31/98            17,525           18,110           19,210
6/30/98            17,587           18,162           19,293
7/31/98            17,598           18,161           19,337
8/31/98            17,940           18,504           19,685
9/30/98            18,219           18,782           19,958
10/31/98           18,097           18,647           19,894
11/30/98           18,236           18,782           19,995
12/31/98           18,166           18,699           20,014
1/31/99            18,409           18,939           20,210
2/28/99            18,272           18,773           20,126
3/31/99            18,263           18,766           20,184
4/30/99            18,244           18,735           20,202
5/31/99            18,029           18,503           20,043
6/30/99            17,585           18,036           19,678
7/31/99            17,532           17,971           19,668
8/31/99            17,172           17,591           19,263
9/30/99            17,061           17,467           19,163
10/31/99           16,610           16,979           18,714
11/30/99           16,776           17,154           18,975
12/31/99           16,452           16,812           18,680
1/31/00            16,251           16,596           18,478
2/29/00            16,680           17,025           18,872
3/31/00            17,364           17,712           19,560
4/30/00            17,022           17,353           19,329
5/31/00            16,941           17,259           19,150
6/30/00            17,664           17,986           19,852
7/31/00            18,051           18,372           20,241
8/31/00            18,545           18,866           20,676
9/30/00            18,378           18,688           20,464
10/31/00           18,586           18,889           20,762
11/30/00           18,795           19,090           21,006
12/31/00           19,487           19,781           21,762

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)
   Class A.............................................................    4.16%
  Current Yield (30-day)
   Class B.............................................................    3.67%
  Weighted Average Maturity............................................ 25 years

                                                                      Percent of
TOP FIVE TYPE OF BONDS                                                Net Assets
--------------------------------------------------------------------------------
Hospital...................................................................  20%
Lease Rental...............................................................  18
Local General Obligation (Limited Tax).....................................  15
Utilities (Sewer)..........................................................   6
Utilities (Water)..........................................................   6


TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
State of California General Obligation Bonds..............................  4.8%
California Educational Facilities Authority Revenue
 (Institute of Technology)................................................  4.7
CA Educational Facilities Authority Revenue...............................  4.7
Airport Commission City and County of
 San Francisco International Airport Revenue..............................  4.6
Alameda Corridor Transportation Authority Revenue.........................  4.4

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 AAA:                57%
2 A:                  18%
3 BBB:                13%
4 AA:                  8%
5 Cash & Other:        4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 95.8%

 California - 95.8%
   $5,000  Airports Commission City and County of San Francisco
           International Airport Revenue 4.90%, due 5/01/19 [MBIA]      $  4,952
    5,000  Alameda Corridor Transportation Authority Revenue 4.75%,
           due 10/01/25 [MBIA]                                             4,715
    5,000  CA Educational Facilities Authority Revenue 5.125%, due
           1/01/31                                                         5,005
    5,500  California Educational Facilities Authority Revenue
           (Institute of Technology) 4.50%, due 10/01/28                   4,984
    2,250  California Health Facilities Financing Authority Insured
           Health Facility Revenue (Catholic Health Care West)
           4.75%, due 7/01/19 [MBIA]                                       2,151
    4,500  California Health Facilities Financing Authority Health
           Facility Revenue (Cedars Sinai Medical Center) 6.25%, due
           12/01/34                                                        4,664
    3,715  California Statewide Communities Development Authority
           Certificates of Participation (Childrens Hospital of
           Los Angeles) 4.75%, due 6/01/21 [MBIA]                          3,511
    2,645  Capistrano Beach Water District Wastewater Enterprise
           Capital 4.75%, due 12/01/28 [MBIA]                              2,486
    1,475  Capistrano Beach Water District Wastewater Enterprise
           Capital 4.75%, due 12/01/28 [MBIA]                              1,386
    3,000  Central California Joint Powers Health Finance Authority
           6.00%, due 2/01/30                                              3,029
       20  Concord Redevelopment Agency Tax Allocation Central
           Concord Redevelopment Project 8.00%, due 7/01/18 [BIG]             21
    3,750  Culver City Redevelopment Financing Authority Tax
           Allocation Revenue 4.60%, due 11/01/20 [AMBAC]                  3,495

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
   $5,000  Duarte California Certificates of Participation City of
           Hope Medical Center 5.25%, due 4/01/31                       $  4,386
    2,100  Fresno Joint Powers Financing Authority Lease Revenue
           Exhibition Hall Expansion Project 4.75%, due 9/01/28
           [AMBAC]                                                         1,974
    4,600  Long Beach Financial Authority Lease Revenue 5.00%, due
           10/01/27 [MBIA]                                                 4,521
    2,400  Los Angeles California Wastewater System Revenue (Series
           A) 5.00%, due 6/01/23 [FGIC]                                    2,371
    1,200 +Los Angeles Convention and Exhibition Center Authority
           Certificates of Participation 9.00%, due 12/01/20
           (Prerefunded 12/01/05 @ 100)                                    1,461
    3,000  Los Angeles County California Certificates of
           Participation (Disney Parking Refund Project) 4.75%, due
           3/01/23 [AMBAC]                                                 2,846
    3,450  Los Angeles Department of Water and Power Waterworks
           Revenue 4.25%, due 10/15/34 [MBIA]                              2,867
    3,585  Metropolitan Water District of Southern California
           Waterworks Revenue 5.00%, due 7/01/37                           3,487
    3,990  Palomar Pomerado Health System California Insured Revenue
           4.75%, due 11/01/23 [MBIA]                                      3,731
    4,435  Pittsburg Redevelopment Agency Los Medanos Community
           Development Project Tax Allocation 4.625%, due 8/01/21
           [AMBAC]                                                         4,120
    4,900  Redding Joint Powers Financing Authority Solid Waste and
           Corporation Yard Revenue 5.00%, due 1/01/23                     4,656
    2,500  San Bernardino County Certificates of Participation
           (Medical Center Financing Project) 5.50%, due 8/01/24           2,407
    4,000  San Gabriel Valley School Finance Authority Revenue
           (Pamona Unified School District) 5.50%, due 2/01/24             4,014

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $ 5,000  San Joaquin Hills Transportation Corridor Agency Senior
           Lien Toll Road Revenue 5.00%, due 1/01/33                    $  4,395
    4,000  San Jose Redevelopment Agency (Merged Area Redevelopment
           Project Tax Allocation) 4.75%, due 8/01/22                      3,714
    1,335  Southern California Public Power Authority Power Project
           Revenue (Multiple Projects) 5.50%, due 7/01/20                  1,336
    5,500  State of California General Obligation Bonds 4.75%, due
           4/01/29                                                         5,152
    4,635  Thousand Oaks Certificate of Participation Wastewater
           System Revenue 4.875%, due 10/01/23 [FSA]                       4,495
                                                                        --------
 TOTAL MUNICIPAL BONDS
                                                                         102,332
                                                                        --------

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 2.7%
  $ 2,933  SEI Tax Exempt Institutional Tax-Free Portfolio            $    2,933
                                                                      ----------

 TOTAL CASH EQUIVALENTS                                                    2,933
                                                                      ----------

 TOTAL INVESTMENTS - 98.5%                                               105,265

 Other Assets, less Liabilities                                            1,574
                                                                      ----------

 NET ASSETS                                                           $  106,839
                                                                      ==========

--------------------------------------------------------------------------------
+ Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors
   Assurance Corp. [MBIA]                                                  29.6%
  Financial Guaranty Insurance
   Corp. [FGIC]                                                             2.3
  AMBAC Indemnity Corp. [AMBAC]                                            12.2
  Financial Security Assurance,
   Inc. [FSA]                                                               4.4
                                                                           ----
                                                                           48.5%
                                                                           ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO Municipal Bond Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       It was a very good year to own municipal bonds. Not only did
BAUER munis outperform most stocks; on a tax-adjusted basis, they outperformed all other types of bonds.

                 In this good year to own municipal bonds, the SAFECO
              Municipal Bond Fund outperformed its peers, ranking 10th of the 273 general municipal funds monitored by Lipper. (For the five and ten years ended December 31, 2000, the Fund was 22 of 187 funds and 10 of 85 funds, respectively.) The Fund did not beat its benchmark index, as it has fees, call features, cash and expenses that the index does not.

   The principal reasons for our success in 2000 are the same for our decade-long generally higher yield: use long-term deep discounts to maintain call protection and allow the Fund to participate fully when prices rise. These strategies work in concert with my long-term approach, which is to wait months or even years for the potential of bonds we've purchased cheaply to be realized.

   Realizing tax losses is also part of our strategy. Booking losses gives us flexibility to sell bonds with gains and buy longer, deeply-discounted bonds when the market undervalues them. In this vein, much of our success in 2000 came from trades made in 1999 and before.

   The outlook for munis is good. Inflation is low, and the economy has cooled considerably, perhaps to a recessionary level. The Federal Reserve is in a rate-cutting mode and supply is modest in the face of increasing demand as investors once again recognize the value of bonds. As 2001 presents a new set of challenges and opportunities, we will work to leverage them into superior returns for our shareholders.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a securities analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                  PERFORMANCE OVERVIEW - CLASS A AND B SHARES

Average Annual Total Return for the                    With Sales Charge
periods ended December 31, 2000                 1 Year      5 Year       10 Year
--------------------------------------------------------------------------------
SAFECO Municipal Bond Fund
   Class A                                       8.62%       4.09%        6.61%
   Class B                                       7.87%       4.10%        6.97%
Lehman Brothers Long Municipal
 Bond Index                                       N/A         N/A          N/A
Lipper, Inc. (General Municipal
 Bond Funds)                                      N/A         N/A          N/A

Average Annual Total Return for the                   Without Sales Charge
periods ended December 31, 2000                 1 Year      5 Year       10 Year
--------------------------------------------------------------------------------
SAFECO Municipal Bond Fund
   Class A                                      13.76%       5.05%        7.11%
   Class B                                      12.87%       4.43%        6.79%
Lehman Brothers Long Municipal
 Bond Index                                     16.50%       6.20%        8.09%
Lipper, Inc. (General Municipal
 Bond Funds)                                    10.83%       4.66%        6.68%


Investment Values

                                       Lehman Brothers Long
             Class A      Class B      Municipal Bond Index
             -------      -------      --------------------
12/31/90      9,550       10,000             10,000
1/31/91       9,699       10,158             10,134
2/28/91       9,741       10,202             10,206
3/31/91       9,753       10,215             10,230
4/30/91       9,917       10,386             10,388
5/31/91      10,017       10,491             10,510
6/30/91       9,982       10,455             10,491
7/31/91      10,141       10,621             10,653
8/31/91      10,295       10,783             10,806
9/30/91      10,460       10,955             10,963
10/31/91     10,571       11,072             11,077
11/30/91     10,537       11,036             11,091
12/31/91     10,864       11,378             11,355
1/31/92      10,769       11,280             11,348
2/29/92      10,797       11,309             11,366
3/31/92      10,784       11,295             11,395
4/30/92      10,886       11,401             11,503
5/31/92      11,069       11,594             11,672
6/30/92      11,309       11,844             11,898
7/31/92      11,744       12,300             12,334
8/31/92      11,503       12,048             12,168
9/30/92      11,526       12,071             12,222
10/31/92     11,274       11,808             12,018
11/30/92     11,619       12,170             12,357
12/31/92     11,814       12,374             12,517
1/31/93      11,929       12,494             12,635
2/28/93      12,445       13,035             13,222
3/31/93      12,250       12,830             13,063
4/30/93      12,418       13,006             13,242
5/31/93      12,489       13,081             13,351
6/30/93      12,746       13,349             13,603
7/31/93      12,697       13,298             13,616
8/31/93      13,034       13,651             13,965
9/30/93      13,180       13,804             14,159
10/31/93     13,216       13,842             14,186
11/30/93     13,049       13,667             14,014
12/31/93     13,310       13,940             14,376
1/31/94      13,472       14,110             14,545
2/28/94      13,073       13,692             14,064
3/31/94      12,409       12,997             13,224
4/30/94      12,421       13,009             13,326
5/31/94      12,570       13,165             13,482
6/30/94      12,431       13,020             13,320
7/31/94      12,717       13,319             13,663
8/31/94      12,726       13,329             13,691
9/30/94      12,412       13,000             13,374
10/31/94     12,146       12,722             12,963
11/30/94     11,897       12,460             12,621
12/31/94     12,212       12,790             13,069
1/31/95      12,662       13,261             13,643
2/28/95      13,193       13,818             14,199
3/31/95      13,290       13,919             14,370
4/30/95      13,270       13,898             14,363
5/31/95      13,887       14,545             14,975
6/30/95      13,590       14,233             14,699
7/31/95      13,655       14,302             14,774
8/31/95      13,831       14,486             14,982
9/30/95      13,934       14,594             15,100
10/31/95     14,226       14,900             15,465
11/30/95     14,620       15,312             15,864
12/31/95     14,835       15,538             16,111
1/31/96      14,883       15,588             16,181
2/29/96      14,719       15,416             15,983
3/31/96      14,383       15,064             15,691
4/30/96      14,275       14,951             15,628
5/31/96      14,299       14,976             15,636
6/30/96      14,509       15,196             15,877
7/31/96      14,687       15,383             16,034
8/31/96      14,635       15,328             16,013
9/30/96      14,931       15,638             16,369
10/31/96     15,114       15,809             16,568
11/30/96     15,447       16,149             16,924
12/31/96     15,306       15,993             16,823
1/31/97      15,226       15,902             16,789
2/28/97      15,378       16,054             16,970
3/31/97      15,110       15,766             16,677
4/30/97      15,284       15,952             16,874
5/31/97      15,547       16,206             17,201
6/30/97      15,725       16,395             17,421
7/31/97      16,371       17,050             18,055
8/31/97      16,083       16,741             17,815
9/30/97      16,288       16,958             18,072
10/31/97     16,420       17,075             18,227
11/30/97     16,537       17,189             18,389
12/31/97     16,864       17,498             18,726
1/31/98      17,017       17,663             18,926
2/28/98      16,999       17,639             18,917
3/31/98      17,006       17,626             18,943
4/30/98      16,846       17,454             18,841
5/31/98      17,194       17,817             19,210
6/30/98      17,307       17,913             19,293
7/31/98      17,330       17,926             19,337
8/31/98      17,630       18,228             19,685
9/30/98      17,864       18,461             19,958
10/31/98     17,750       18,344             19,894
11/30/98     17,835       18,412             19,995
12/31/98     17,834       18,412             20,014
1/31/99      18,045       18,606             20,210
2/28/99      17,917       18,476             20,126
3/31/99      17,912       18,460             20,184
4/30/99      17,973       18,498             20,202
5/31/99      17,821       18,332             20,043
6/30/99      17,472       17,975             19,678
7/31/99      17,451       17,930             19,668
8/31/99      17,138       17,598             19,263
9/30/99      17,029       17,488             19,163
10/31/99     16,726       17,152             18,714
11/30/99     16,880       17,300             18,975
12/31/99     16,675       17,092             18,680
1/31/00      16,539       16,929             18,478
2/29/00      16,859       17,246             18,872
3/31/00      17,335       17,737             19,560
4/30/00      17,144       17,530             19,329
5/31/00      17,019       17,377             19,150
6/30/00      17,593       17,953             19,852
7/31/00      17,931       18,288             20,241
8/31/00      18,255       18,624             20,676
9/30/00      18,073       18,429             20,464
10/31/00     18,295       18,643             20,762
11/30/00     18,464       18,789             21,006
12/31/00     18,975       19,296             21,762

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)
   Class A.........................................................       4.44%
  Current Yield (30-day)
   Class B.........................................................       3.84%
  Weighted Average Maturity........................................  23.7 years

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor
 Agency Senior Lien Toll Road Revenue..................................  4.4%
Massachusetts State Housing Finance Agency (Series B)..................  3.9
Illinois Educational Facilities Authority Adjustable Demand Revenue
 (University of Chicago)...............................................  3.7
West Virginia State Hospital Finance Authority
 (Charleston Area Medical Center) Series A.............................  3.0
Austin Combined Utility System Revenue.................................  2.9

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------
California..............................................................  14%
Massachusetts...........................................................  10
Texas...................................................................   9
Indiana.................................................................   8
New York................................................................   8

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 AAA:                45%
2 A:                  19%
3 BBB:                17%
4 AA:                 16%
5 Cash & Other:        2%
6 Not Rated:           1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 97.7%

 Alaska - 2.7%
  $14,500  Alaska Housing Finance Corp. (General Housing Purpose)
           5.00%, due 12/01/18                                          $ 13,696
       80  Alaska Housing Finance Corp. Collateralized (Veterans
           Mortgage Program)
           6.50%, due 6/01/31                                                 81

 Arizona - 1.8%
    9,800  Phoenix Civic Improvement Corp. Wastewater System Lease
           Revenue 4.75%, due 7/01/23                                      9,232

 California - 13.7%
    5,000  Los Angeles Wastewater System Revenue
           4.70%, due 11/01/19 [FGIC]                                      4,747
    3,550 +Northern California Power Agency Geothermal Project
           Revenue 5.00%, due 7/01/09
           (Prerefunded 7/01/08 @ 100)                                     3,740
    6,400  Pittsburg Redevelopment Agency Los Medanos Community
           Development Project Tax Allocation
           4.625%, due 8/01/21 [AMBAC]                                     5,945
   11,995  Pittsburg Redevelopment Agency Los Medanos Community
           Development Project Tax Allocation
           5.80%, due 8/01/34 [FSA]                                       13,200
    2,000  Redding Joint Powers Financing Authority Solid Waste and
           Corporation Yard Revenue
           5.00%, due 1/01/23                                              1,900
    6,690  Sacramento County Sanitation District Finance Authority
           Revenue
           4.75%, due 12/01/23                                             6,524
    8,010  San Joaquin County Public Facilities Financing Corp.
           Certificates of Participation Capital Facilities Project
           4.75%, due 11/15/19 [MBIA]                                      7,700
   25,000  San Joaquin Hills Transportation Corridor Agency Senior
           Lien Toll Road Revenue
           5.00%, due 1/01/33                                             21,977

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $ 3,165  Southern California Public Power Authority Power Project
           Revenue (Multiple Projects)
           5.50%, due 7/01/20                                           $  3,168

 Colorado - 2.8%
    1,000  Colorado Housing Finance Authority Multi-Family Mortgage
           Revenue
           8.30%, due 10/01/23                                             1,054
   13,000  Colorado Springs Hospital Revenue 6.375%, due 12/15/30         12,958

 Florida - 2.1%
    2,750  Mid-Bay Bridge Authority Revenue 6.05%, due 10/01/22            2,803
    7,500  Tallahassee Florida Health Facilities Revenue
           (Tallahassee Memorial Healthcare, Inc.)
           6.375%, due 12/01/30                                            7,660

 Georgia - 1.4%
    6,750 +Atlanta Water and Sewage Revenue
           4.50%, due 1/01/18 (Prerefunded 1/01/04 @ 100)                  6,820

 Illinois - 6.3%
    2,000  Chicago Illinois Sales Tax Revenue 5.375%, due 1/01/27
           [FGIC]                                                          2,015
   17,500 +Illinois Educational Facilities Authority Adjustable
           Demand Revenue (University of Chicago) 5.70%, due
           12/01/25 (Prerefunded 12/01/03 @ 102)                          18,541
    5,000 +Metropolitan Pier and Exposition Authority Mccormick
           Place Convention Complex Hospitality Facilities Revenue
           7.00%, due 7/01/26 (Escrowed to Maturity)                       6,178
    4,770  University of Illinois Auxiliary Facilities System
           Revenue
           5.75%, due 4/01/22                                              4,830

 Indiana - 8.0%
      195  Beech Grove Economic Development Revenue (Westvaco Corp.)
           8.75%, due 7/01/10                                                199

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $11,000 +East Chicago Elementary School Building Corp. First
           Mortgage 7.00%, due 1/15/16 (Prerefunded 1/15/03 @ 102)      $ 11,787
    7,715  Hammond Multi-School Building Corp. First Mortgage
           Revenue 6.20%, due 7/10/15                                      8,030
   17,550  Indiana State Development Finance Authority Environmental
           Revenue
           5.60%, due 12/10/32                                            13,833
    6,450 +Indianapolis Gas Utility System Revenue
           4.00%, due 6/01/11 [FGIC] (Escrowed to Maturity)                6,133

 Kentucky - 0.4%
    2,000  Kentucky Economic Development Finance Authority Health
           System Revenue (Norton Healthcare, Inc.) Series A
           6.625%, due 10/01/28                                            1,983

 Maryland - 2.8%
    5,125  Baltimore Project and Revenue (Water Projects)
           5.00%, due 7/01/24 [FGIC]                                       5,104
    5,000  Maryland Health and Higher Educational Facilities
           Authority Revenue (University of Maryland Medical System)
           4.75%, due 7/01/23 [FGIC]                                       4,678
    4,000  MHHEA Facilities Revenue
           6.75%, due 7/01/30                                              4,196

 Massachusetts - 9.7%
    5,750  Massachusetts Bay Transportation Authority System Revenue
           4.50%, due 3/01/26 [MBIA]                                       5,107
    5,140  Massachusetts Housing Finance Agency Housing Revenue
           6.20%, due 7/01/38 [AMBAC]                                      5,316
   20,000  Massachusetts State Housing Finance Agency (Series B)
           5.40%, due 12/01/28 [MBIA]                                     19,743
    8,000  Massachusetts State Turnpike Authority Metropolitan
           Highway System Revenue (Series A)
           5.00%, due 1/01/37 [MBIA]                                       7,631

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $ 8,985  Massachusetts State Turnpike Authority Metropolitan
           Highway System Revenue (Series B) 5.125%, due 1/01/37
           [MBIA]                                                       $  8,750
    2,500  Massachusetts Water Resources Authority Revenue
           4.75%, due 12/01/23                                             2,334

 Michigan - 1.0%
    5,250  Detroit Water Supply System Revenue
           4.75%, due 7/01/19 [FGIC]                                       4,989

 Mississippi - 0.9%
    5,000  Harrison County Wastewater Management and Solid Waste
           Revenue
           4.75%, due 2/01/27 [FGIC]                                       4,627

 Missouri - 0.7%
    4,000  Missouri Health and Education Facilities Authority
           Educational Facilities Revenue
           4.75%, due 11/15/37                                             3,628

 New Jersey - 0.2%
      840 +New Jersey Turnpike Authority Revenue
           10.375%, due 1/01/03 (Escrowed to Maturity)                       902

 New Mexico - 0.5%
    2,350  Farmington Collateralized Pollution Control Revenue
           (Tucson Gas and Electric Co.)
           6.10%, due 1/01/08                                              2,323

 New York - 7.8%
    2,570  Metropolitan Transportation Authority New York Dedicated
           Tax Fund
           4.75%, due 4/01/28 [FGIC]                                       2,388
    2,100  New York City Municipal Water Finance Authority Water and
           Sewer System Revenue
           5.00%, due 6/15/17 [FGIC]                                       2,118
    1,500  New York Dormitory Authority State University Educational
           Facilities Revenue
           5.00%, due 7/01/15                                              1,502
    5,500  New York Dormitory Authority State University Educational
           Facilities Revenue
           5.25%, due 5/15/15                                              5,719

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $ 4,400  New York Dormitory Authority State University Educational
           Facilities Revenue
           7.50%, due 5/15/11                                           $  5,252
    5,250  New York Dormitory Authority State University Educational
           Facilities Revenue
           7.50%, due 5/15/13                                              6,587
   10,500  Port Authority New York & New Jersey Consolidated Revenue
           4.375%, due 10/01/33 [FGIC]                                     9,071
    6,500  Urban Development Corp. Correctional Facilities Revenue
           5.375%, due 1/01/25                                             6,528

 North Carolina - 5.3%
   11,000  North Carolina Eastern Municipal Power Agency Power
           System Revenue
           6.00%, due 1/01/22                                             11,052
   10,885  North Carolina Medical Care Commission Health Care
           Facilities Revenue (Duke University Health System)
           4.75%, due 6/01/28 [MBIA]                                       9,894
    3,720  North Carolina Medical Care Commission Hospital Revenue
           4.75%, due 12/01/28 [MBIA]                                      3,379
    2,280  North Carolina Medical Care Commission Hospital Revenue
           4.75%, due 12/01/28 [MBIA]                                      2,071

 North Dakota - 0.6%
    3,000  Grand Forks North Dakota Health Care System Revenue
           (Altru Health System)
           7.125%, due 8/15/24                                             3,076

 Oklahoma - 1.2%
    5,590  McGee Creek Authority Water Revenue
           6.00%, due 1/01/23 [MBIA]                                       6,236

 Pennsylvania - 1.9%
    5,000  Southeastern Pennsylvania Transportation Authority
           (Series A)
           4.75%, due 3/01/29 [FGIC]                                       4,600
    5,000  University Area Joint Authority Sewer Revenue
           4.75%, due 11/01/20 [MBIA]                                      4,711

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 South Carolina - 5.4%
  $   565  Charleston County Pollution Control Facilities Revenue
           5.90%, due 8/01/03                                           $    565
    5,500  Pickens and Richland Counties Hospital Facilities Revenue
           5.75%, due 8/01/21 [AMBAC]                                      5,515
   15,000  Piedmont Municipal Power Agency South Carolina Electric
           Revenue 5.25%, due 1/01/21 [MBIA]                              13,342
    7,500  South Carolina Jobs--Economic Development Authority
           Hospital Facilities Revenue (Palmetto Health Alliance)
           7.375%, due 12/15/21                                            7,453

 Texas - 9.1%
    7,000  Austin Combined Utility Revenue 4.25%, due 5/15/28 [MBIA]       5,854
   10,000  Austin Combined Utility System Revenue
           12.50%, due 11/15/07 [MBIA]                                    14,584
    1,040  Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01                                            1,096
      155 +Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01 (Escrowed to Maturity)                       164
       15 +Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01 (Prerefunded Various Dates/Prices)            16
   14,300  Hurst-Euless-Bedford Texas Independed School District
           General Obligation Unlimited Tax Refund
           4.50%, due 8/15/25 [PSF]                                       12,719
    5,350  North East Texas School District General Obligation
           4.50%, due 10/01/28 [PSF]                                       4,718
    4,500  San Antonio Electric & Gas Revenue
           4.50%, due 2/01/21                                              4,099
    2,260  Texas Municipal Power Agency Revenue
           5.50%, due 9/01/13 [FGIC]                                       2,263

 Utah - 1.1%
    5,635  Weber County Utah Hospital Revenue (IHC Health Services)
           5.00%, due 8/15/30 [AMBAC]                                      5,281

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Virginia - 0.8%
  $ 1,250  Loudoun County Sanitation Authority Water and Sewer
           Revenue
           4.75%, due 1/01/30 [MBIA]                                    $  1,158
    3,240  Prince William County Authority Water and Sewer Systems
           Revenue 4.75%, due 7/01/29 [FGIC]                               3,002

 Washington - 6.5%
    5,055  Douglas County Public Utility District #1 Wells
           Hydroelectric Revenue
           8.75%, due 9/01/18                                              6,245
    2,200 +Douglas County Public Utility District #1 Wells
           Hydroelectric Revenue
           8.75%, due 9/01/18 (Prerefunded 9/01/06 @ 106)                  2,795
    2,500  King County Housing Authority Pooled Housing Revenue
           6.80%, due 3/01/26                                              2,609
    1,650  King County Limited Tax General Obligation (Various
           Purposes) 4.75%, due 1/01/19                                    1,558
    2,255  King County Public Hospital District #1 Hospital
           Facilities Revenue (Valley Medical Center) 5.50%, due
           9/01/17 [AMBAC]                                                 2,267
    2,800  Lewis County Public Utility District #1 Cowlitz Falls
           Hydroelectric Project Revenue 6.00%, due 10/01/24               2,819
    3,163  Seattle Housing Authority Low Income Housing Revenue
           (Mt. Zion Project)
           6.60%, due 8/20/38                                              3,414
    6,290  Vancouver Washington Housing Authority Revenue
           (Springbrook Square)
           5.65%, due 3/01/31                                              5,439
    3,000  Washington Health Care Facilities Authority Revenue (Fred
           Hutchinson Cancer Research Center)
           7.375%, due 1/01/18                                             3,060
    2,610  Washington Public Power Supply System Nuclear Project #3
           Revenue
           5.50%, due 7/01/18 [AMBAC]                                      2,614

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 West Virginia - 3.0%
  $15,000  West Virginia State Hospital Finance Authority
           (Charleston Area Medical Center) Series A 6.75%, due
           9/01/30                                                      $ 15,292
                                                                        --------

 TOTAL MUNICIPAL BONDS                                                   490,187
                                                                        --------

 CASH EQUIVALENTS - 0.8%
    4,061  Federated Tax-Exempt Money Market Fund, Inc.                    4,061
                                                                        --------

 TOTAL CASH EQUIVALENTS                                                    4,061
                                                                        --------

 TOTAL INVESTMENTS - 98.5%                                               494,248

 Other Assets, less Liabilities                                            7,321
                                                                        --------

 NET ASSETS                                                             $501,569
                                                                        ========
--------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors
   Assurance Corp. [MBIA]                                                  22.5%
  Financial Guaranty Insurance
   Corp. [FGIC]                                                            11.4
  AMBAC Indemnity Corp. [AMBAC]                                             5.5
  Financial Security Assurance,
   Inc. [FSA]                                                               2.7
  Texas Permanent School Fund
   [PSF]                                                                    3.6
                                                                           ----
                                                                           45.7%
                                                                           ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO Money Market Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
LESLIE FOX       According to Lipper, the returns on the SAFECO Money Market
              Fund were above the average of other taxable money funds and significantly higher than the 3.4% year-over-year increase in the Consumer Price Index as of the end of December, 2000.

                 During 2000, I bought longer-maturity paper (around 1-year)
              very aggressively, and being longer than the peer group helped the Fund outperform. At 78 days, our average days to maturity was the highest in August. At the end of the year, the portfolio held 41% floating rate notes (19% of which are taxable municipal securities) and 59% fixed-rate securities. In the second half of the year, I reduced our allocation in floating-rate notes by allowing existing floaters to mature and rolling the cash into fixed-rate securities. With the dramatic drop in rates at the end of 2000, outstanding floaters are resetting at much lower rates.

   Another reason for the above-average performance of the Money Market Fund was the purchase of some split-rated tier one paper (paper with at least two top ratings but one or more second tier ratings).

   The Fund is fairly evenly invested throughout the curve as the fixed-rate one-year paper purchased earlier in the year shortens toward maturity. All of this paper was purchased at higher yields than was available anywhere in the money market curve at year end, thus increasing the odds that the Money Market Fund could perform well should short-term rates continue to fall.

   The past year was a tale of two cycles. We started with strong growth and the Fed Funds rate was tightened to a growth-restrictive 6.50% in May. At year end, one-year rates were signaling near certainty that the Fed would lower rates. The concern now is to preserve a soft-landing scenario and prevent a recession.

Lesley Fox

--------------------------------------------------------------------------------

Lesley Fox joined SAFECO Asset Management in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County. Fox earned her MBA, Finance, at George Washington University. She is an assistant vice president of SAFECO Asset Management Company.


--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                       Weighted Average Maturity 53 days

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000               1 Year       5 Year      10 Year
------------------------------------------------------------------------------
SAFECO Money Market Fund
  Class A                                      5.91%        5.04%        4.55%
  Class B                                      5.93%        5.01%        4.53%
  Class C                                      5.87%        5.00%        4.53%
Lipper, Inc. (Money Market Funds)              5.70%        5.00%        4.62%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 COMMERCIAL PAPER - 32.5%

 Asset Backed Securities - 4.8%
  $6,000   Apreco, Inc.                                                 $  5,992
           6.61%, due 1/09/01
   6,000   Moat Funding LLC                                                5,970
           6.64%, due 1/29/01

 Banks (Regional) - 3.5%
   2,600   Washington Mutual, Inc.                                         2,593
           6.70%, due 1/17/01
   6,000   Washington Mutual, Inc.                                         5,984
           6.72%, due 1/16/01

 Consumer Finance - 1.5%
   3,700   Countrywide Funding Corp.                                       3,700
           6.70%, due 1/02/01

 Electrical Equipment - 2.4%
   6,000   Cooper Industries                                               5,969
           6.68%, due 1/30/01

 Financial (Diversified) - 9.4%
   6,900   Associates First Capital BV                                     6,870
           6.53%, due 1/26/01
   5,000   Dorada                                                          4,898
           6.46%, due 4/25/01
   4,000   Heller Financial, Inc.                                          3,988
           6.58%, due 1/18/01
   2,197   Receivables Capital Corp.                                       2,185
           6.50%, due 2/02/01
   1,018   Receivables Capital Corp.                                       1,012
           6.54%, due 2/01/01
   4,361   Receivables Capital Corp.                                       4,353
           6.75%, due 1/12/01

 Investment Banking & Brokerage - 1.4%
   3,500   Morgan Stanley Dean Witter Co.                                  3,494
           6.65%, due 2/02/01

 Manufacturing (Diversified) - 4.8%
   6,000   Textron, Inc.                                                   5,991
           6.58%, due 1/10/01
   6,000   Textron, Inc.                                                   5,997
           6.58%, due 1/12/01

 Trucks & Parts - 4.7%
   5,000   Cooperative Association of Tractor Dealers                      4,991
           6.62%, due 1/12/01
   6,487   Cooperative Association of Tractor Dealers                      6,486
           6.65%, due 1/03/01
                                                                        --------

 TOTAL COMMERCIAL PAPER                                                   80,473
                                                                        --------

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CORPORATE BONDS - 41.7%

 Asset Backed Securities - 0.4%
  $ 1,000 # CC USA, Inc.                                                $  1,001
            (144A) 7.12%, due 5/07/01

 Banks (Major Regional) - 2.4%
    1,000   First Chicago                                                  1,023
            9.25%, due 11/15/01
    5,000   First Union Corp.                                              4,994
            5.625%, due 2/12/01

 Banks (Regional) - 4.7%
    1,000   Boatmen's Bancshares                                           1,021
            9.25%, due 11/01/01
   10,635   PNC Funding Corp.                                             10,679
            9.875%, due 3/01/01

 Beverages (Alcoholic) - 1.6%
    4,000   New Belgium Brewery Co.                                        4,000
            6.70%, due 7/01/15
            Put Date 1/05/01

 Consumer Finance - 7.1%
    9,000   Countrywide Funding Corp.                                      9,032
            7.72%, due 8/09/01
    6,000 # Dorada Finance, Inc.                                           6,000
            (144A) 7.10%, due 7/24/01
    2,500   MBNA American Bank                                             2,498
            6.91%, due 8/07/01
            Put Date 1/05/01

 Financial (Diversified) - 4.0%
    4,800   CIT Group, Inc.                                                4,762
            5.50%, due 10/15/01
    2,000   Heller Financial, Inc.                                         2,000
            7.08%, due 1/12/01
    3,115   Merrill Lynch Mortgage Investors, Inc.                         3,115
            6.68%, due 11/27/01

 Homebuilding - 2.8%
    6,833   Summer Station Apartments, LLC                                 6,833
            6.65%, due 6/01/19
            Put Date 1/03/01

 Insurance (Life & Health) - 4.4%
   11,000   First Allamerica Financal                                     11,000
            6.79%, due 8/05/04
            Put Date 2/04/01

 Investment Banking & Brokerage - 10.3%
    8,000 # Goldman Sachs Group, Inc.                                      8,000
            (144A) 6.923%, due 11/13/01
            Put Date 1/16/01

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $8,000   Lehman Brothers Holdings, Inc.                               $  8,000
           6.77%, due 5/23/01
           Put Date 1/27/01
   1,500   Merrill Lynch & Co., Inc. (Series B) 6.07%, due 10/15/01        1,495
   8,100   Morgan Stanley Dean Witter Co. 6.67%, due 3/13/01               8,100

 Lodging (Hotels) - 1.2%
   2,970   Smuggler's Notch Management Co. 6.65%, due 9/01/15
           Put Date 1/04/01                                                2,970

 Telecommunications (Equipment) - 2.8%
   6,870   AT&T Capital Corp. 6.25%, due 5/15/01                           6,857
                                                                        --------

 TOTAL CORPORATE BONDS                                                   103,380
                                                                        --------

 MUNICIPAL BONDS - 17.6%

 Health Care (Diversified) - 3.3%
   8,100   New Hampshire Business Finance Authority Revenue
           6.85%, due 6/01/28 Put Date 1/04/01                             8,100

 Health Care (Long-Term Care) - 7.0%
   3,150   Bowie Assisted Living 6.90%, due 7/01/23 Put Date 1/03/01       3,150
   2,950   Maryland Health and Higher Education Facilities Authority
           Revenue (University of Maryland Medical System)
           6.85%, due 7/01/29 Put Date 1/03/01                             2,950
   6,185   Maryland Health and Higher Education Facilities Authority
           Revenue
           6.85%, due 1/01/28 Put Date 1/03/01                             6,185
     200   Maryland Health and Higher Education Facilities Authority
           Revenue
           6.85%, due 7/01/27 Put Date 1/04/01                               200
   4,700   Village Green Finance Co. 6.65%,  due 11/01/22
           Put Date 1/03/01                                                4,700

 Homebuilding - 2.8%
   1,000   Breckenridge Terrace LLC Tax Revenue
           6.688%, due 5/01/39 Put Date 1/04/01                            1,000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $2,000   Eagle County Colorado Housing Facilities
           Revenue 6.688%, due 5/01/39
           Put Date 1/04/01                                             $  2,000
   3,885   Tenderfoot Seasonal Housing Facilities
           Revenue 6.688%, due 7/01/35
           Put Date 1/04/01                                                3,885

 Local General Obligation (Unlimited Tax) - 0.5%
   1,325   Castle Rock Metro GO 7.00%, due 12/01/30
           Put Date 3/05/01                                                1,325

 Retail (General Merchandise) - 3.2%
   8,000   Racetrac Capital, LLC 6.70%, due 4/01/18
           Put Date 1/03/01                                                8,000
 Services (Commercial & Consumer) - 0.8%
   2,000   Wake Forest University
           6.65%, due 7/01/17 Put Date 1/03/01                             2,000
                                                                        --------
 TOTAL MUNICIPAL BONDS                                                    43,495
                                                                        --------

 CASH EQUIVALENTS - 3.3%

 Investment Companies
   8,089   AIM Short-Term Investments Co. Liquid
           Assets Money Market Portfolio
           (Institutional Shares)                                          8,089
                                                                        --------

 TOTAL CASH EQUIVALENTS                                                    8,089
                                                                        --------

 TOTAL INVESTMENTS - 95.1%                                               235,437

 Other Assets, less Liabilities                                           12,132
                                                                        --------

 NET ASSETS                                                             $247,569
                                                                        ========
--------------------------------------------------------------------------------

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/00. These rates change periodically based on specified market rate or indices.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $15,000,703 and the total value is 6.1% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                            As of December 31, 2000


                                                                         SAFECO
                                              SAFECO GROWTH     SAFECO DIVIDEND
(In Thousands,                                OPPORTUNITIES     EQUITY   INCOME
Except Per-Share Amounts)                              FUND       FUND     FUND
-------------------------------------------------------------------------------
Assets
 Investments, at Cost                              $727,616 $1,066,185 $174,602
                                                   ======== ========== ========
 Investments, at Value
  Unaffiliated Issuers                             $409,152 $1,498,770 $226,046
  Affiliated Issuers                                266,785         --       --
                                                   -------- ---------- --------
   Total Investments at Value                       675,937  1,498,770  226,046
 Cash                                                    --         --       --
 Receivables:
  Investment Securities Sold                          5,242         --      460
  Trust Shares Sold                                     488      1,481      208
  Dividends and Interest                                290      1,122      487
  Forward Currency Contracts Open, Net                   --         --       --
  From Advisor                                           12         12        1
Deferred Organization Expense                            --         --       --
                                                   -------- ---------- --------
   Total Assets                                     681,969  1,501,385  227,202
Liabilities
 Payables:
  Investment Securities Purchased                       543         --    6,701
  Trust Shares Redeemed                               4,618      4,215      329
  Dividends                                              --      2,350      165
  Investment Advisory Fees                              392        829      133
  Other                                                 328        524       98
                                                   -------- ---------- --------
   Total Liabilities                                  5,881      7,918    7,426
                                                   -------- ---------- --------
Net Assets                                         $676,088 $1,493,467 $219,776
                                                   ======== ========== ========
 No-Load Class:
  Net Assets                                       $637,557 $1,419,589 $217,053
  Trust Shares Outstanding                           28,550     68,745   10,549
                                                   -------- ---------- --------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share                      $  22.33 $    20.65 $  20.58
                                                   ======== ========== ========
 Class A:
  Net Assets                                       $ 26,020 $   53,410 $  1,092
  Trust Shares Outstanding                            1,174      2,583       53
                                                   -------- ---------- --------
  Net Asset Value and Redemption Price Per
   Share                                           $  22.16 $    20.68 $  20.68
                                                   ======== ========== ========
  Maximum Offering Price Per Share (Net Asset
   Value Plus Sales Charge of 5.75%)               $  23.51 $    21.94 $  21.94
                                                   ======== ========== ========
 Class B:
  Net Assets                                       $ 12,391 $   20,349 $  1,532
  Trust Shares Outstanding                              579        998       74
                                                   -------- ---------- --------
  Net Asset Value and Offering Price Per
   Share*                                          $  21.42 $    20.38 $  20.71
                                                   ======== ========== ========
 Class C:
  Net Assets                                       $    120 $      119 $     99
  Trust Shares Outstanding                                6          6        4
                                                   -------- ---------- --------
  Net Asset Value and Offering Price Per
   Share*                                          $  21.40 $    20.40 $  20.75
                                                   ======== ========== ========
-------------------------------------------------------------------------------

* For Class B and Class C shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                 SAFECO          SAFECO      SAFECO            SAFECO        SAFECO
(In Thousands,                                NORTHWEST   INTERNATIONAL    BALANCED     SMALL COMPANY    U.S. VALUE
Except Per-Share Amounts)                          FUND      STOCK FUND        FUND        VALUE FUND          FUND
-------------------------------------------------------------------------------------------------------------------
Assets
 Investments, at Cost                          $ 98,887         $30,518     $16,669           $27,388        $8,066
                                               ========         =======     =======           =======        ======
 Investments, at Value
  Unaffiliated Issuers                         $122,203         $36,980     $18,493           $25,727        $9,460
  Affiliated Issuers                                 --              --          --                --            --
                                               --------         -------     -------           -------        ------
   Total Investments at Value                   122,203          36,980      18,493            25,727         9,460
 Cash                                                --           2,762          --                --            --
 Receivables:
  Investment Securities Sold                         --              --          --                --            --
  Trust Shares Sold                                 156               3          12                 6            --
  Dividends and Interest                             15              89          95                27             9
  Forward Currency Contracts Open, Net               --              34          --                --            --
  From Advisor                                       20              28           9                 9             4
Deferred Organization Expense                        --              --           1                --             5
                                               --------         -------     -------           -------        ------
   Total Assets                                 122,394          39,896      18,610            25,769         9,478
Liabilities
 Payables:
  Investment Securities Purchased                    --             575          --               746            --
  Trust Shares Redeemed                             966           2,552           8               501            17
  Dividends                                          --             664          48                --            17
  Investment Advisory Fees                           75              32          11                16             5
  Other                                              67              42          34                38            32
                                               --------         -------     -------           -------        ------
   Total Liabilities                              1,108           3,865         101             1,301            71
                                               --------         -------     -------           -------        ------
Net Assets                                     $121,286         $36,031     $18,509           $24,468        $9,407
                                               ========         =======     =======           =======        ======
 No-Load Class:
  Net Assets                                   $108,113         $33,019     $14,816           $22,477        $8,541
  Trust Shares Outstanding                        5,087           2,317       1,229             1,910           714
                                               --------         -------     -------           -------        ------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share                  $  21.25         $ 14.24     $ 12.06           $ 11.77        $11.96
                                               ========         =======     =======           =======        ======
 Class A:
  Net Assets                                   $  6,621         $ 1,423     $ 1,789           $   847        $  299
  Trust Shares Outstanding                          316             101         148                73            25
                                               --------         -------     -------           -------        ------
  Net Asset Value and Redemption Price Per
   Share                                       $  20.94         $ 14.20     $ 12.09           $ 11.59        $11.95
                                               ========         =======     =======           =======        ======
  Maximum Offering Price Per Share (Net Asset
   Value Plus Sales Charge of 5.75%)           $  22.22         $ 15.07     $ 12.83           $ 12.30        $12.68
                                               ========         =======     =======           =======        ======
 Class B:
  Net Assets                                   $  6,449         $ 1,492     $ 1,904           $ 1,144        $  567
  Trust Shares Outstanding                          317             108         158               102            48
                                               --------         -------     -------           -------        ------
  Net Asset Value and Offering Price Per
   Share*                                      $  20.33         $ 13.88     $ 12.07           $ 11.19        $11.89
                                               ========         =======     =======           =======        ======
 Class C:
  Net Assets                                   $    103         $    97          --                --            --
  Trust Shares Outstanding                            5               7
                                               --------         -------
  Net Asset Value and Offering Price Per
   Share*                                      $  20.33         $ 13.85
                                               ========         =======
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                            As of December 31, 2000

                                               SAFECO             SAFECO  SAFECO
(In Thousands,                             HIGH-YIELD  INTERMEDIATE-TERM    GNMA
Except Per-Share Amounts)                   BOND FUND U.S. TREASURY FUND    FUND
--------------------------------------------------------------------------------
Assets
 Investments, at Cost                         $63,633            $19,467 $36,972
                                              =======            ======= =======
 Investments, at Value                        $55,945            $20,187 $37,658
 Receivables
  Trust Shares Sold                               193                260      45
  Interest                                      1,338                346     230
  From Advisor                                     11                  7       8
                                              -------            ------- -------
   Total Assets                                57,487             20,800  37,941
Liabilities
 Payables:
  Trust Shares Redeemed                           333                 18      33
  Notes Payable                                   170                 --      --
  Dividends                                       134                 34      48
  Investment Advisory Fees                         31                 10      18
  Other                                            48                 30      34
                                              -------            ------- -------
   Total Liabilities                              716                 92     133
                                              -------            ------- -------
Net Assets                                    $56,771            $20,708 $37,808
                                              =======            ======= =======
 No-Load Class:
  Net Assets                                  $54,540            $18,968 $37,564
  Trust Shares Outstanding                      7,516              1,809   4,018
                                              -------            ------- -------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share                 $  7.26            $ 10.48 $  9.35
                                              =======            ======= =======
 Class A:
  Net Assets                                  $ 1,144            $ 1,008     105
  Trust Shares Outstanding                        158                 96      11
                                              -------            ------- -------
  Net Asset Value and Redemption Price Per
   Share                                      $  7.26            $ 10.50 $  9.35
                                              =======            ======= =======
  Maximum Offering Price Per Share (Net
   Asset Value Plus Sales Charge of 4.5%)     $  7.60            $ 10.99 $  9.79
                                              =======            ======= =======
 Class B:
  Net Assets                                  $   995            $   732 $   139
  Trust Shares Outstanding                        137                 70      15
                                              -------            ------- -------
  Net Asset Value and Offering Price Per
   Share*                                     $  7.25            $ 10.49 $  9.36
                                              =======            ======= =======
 Class C:
  Net Assets                                  $    92                 --      --
  Trust Shares Outstanding                         13
                                              -------
  Net Asset Value and Offering Price Per
   Share*                                     $  7.26
                                              =======
--------------------------------------------------------------------------------

* For Class B and Class C shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO                  SAFECO          SAFECO            SAFECO
(In Thousands,                               MANAGED     CALIFORNIA TAX-FREE       MUNICIPAL      MONEY MARKET
Except Per-Share Amounts)                  BOND FUND             INCOME FUND       BOND FUND              FUND
--------------------------------------------------------------------------------------------------------------
Assets
 Investments, at Cost                         $7,097                $ 97,473        $447,945          $235,437
                                              ======                ========        ========          ========
 Investments, at Value                        $7,199                $105,265        $494,248          $235,437
 Receivables
  Trust Shares Sold                               --                     229              83            11,313
  Interest                                        79                   1,591           8,470             1,969
  From Advisor                                     9                      --              --                18
                                              ------                --------        --------          --------
   Total Assets                                7,287                 107,085         502,801           248,737
Liabilities
 Payables:
  Trust Shares Redeemed                           --                      73             193               925
  Notes Payable                                   --                      --              --                --
  Dividends                                       19                      86             762                44
  Investment Advisory Fees                         3                      46             206               107
  Other                                           24                      41              71                92
                                              ------                --------        --------          --------
   Total Liabilities                              46                     246           1,232             1,168
                                              ------                --------        --------          --------
Net Assets                                    $7,241                $106,839        $501,569          $247,569
                                              ======                ========        ========          ========
 No-Load Class:
  Net Assets                                  $5,956                $104,988        $499,831          $242,195
  Trust Shares Outstanding                       718                   8,406          35,800           242,195
                                              ------                --------        --------          --------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share                 $ 8.30                $  12.49        $  13.96          $   1.00
                                              ======                ========        ========          ========
 Class A:
  Net Assets                                  $  539                $    675        $  1,052          $  4,532
  Trust Shares Outstanding                        65                      54              76             4,532
                                              ------                --------        --------          --------
  Net Asset Value and Redemption Price Per
   Share                                      $ 8.29                $  12.50        $  13.97          $   1.00
                                              ======                ========        ========          ========
  Maximum Offering Price Per Share (Net
   Asset Value Plus Sales Charge of 4.5%)     $ 8.68                $  13.09        $  14.63                --
                                              ======                ========        ========          ========
 Class B:
  Net Assets                                  $  746                $  1,176        $    686          $    742
  Trust Shares Outstanding                        90                      94              49               742
                                              ------                --------        --------          --------
  Net Asset Value and Offering Price Per
   Share*                                     $ 8.28                $  12.49        $  13.94          $   1.00
                                              ======                ========        ========          ========
 Class C:
  Net Assets                                      --                      --              --          $    100
  Trust Shares Outstanding                                                                                 100
                                                                                                      --------
  Net Asset Value and Offering Price Per                                                              $   1.00
   Share*                                                                                             ========
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                      For the Year Ended December 31, 2000

                                                                        SAFECO
                                            SAFECO GROWTH     SAFECO  DIVIDEND
                                            OPPORTUNITIES     EQUITY    INCOME
(In Thousands)                                       FUND       FUND      FUND
------------------------------------------------------------------------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld
   of $93 Thousand in the International
   Stock Fund)                                   $  1,098  $  22,081  $  6,569
  Interest                                          1,186      3,637       405
  Other                                                72         64        11
                                                 --------  ---------  --------
    Total Investment Income                         2,356     25,782     6,985
Expenses
  Investment Advisory                               5,076     10,883     1,699
  Transfer Agent                                    2,267      3,715       559
  Fund Accounting and Administration                  292        494       188
  Shareholder Service--Class A                         72        146         3
                     --Class B                         34         60         5
  Distribution--Class B                               103        179        13
  Legal and Auditing                                   39         71        26
  Custodian                                            55         95        20
  Registration                                         48         62        42
  Reports to Shareholders                             222        326        35
  Trustees                                             10         15         8
  Loan Interest Expense                                41          2         5
  Other                                                76        227        32
                                                 --------  ---------  --------
    Total Expenses Before Reimbursement             8,335     16,275     2,635
  Expense Reimbursement From Advisor                  (66)       (65)       (6)
                                                 --------  ---------  --------
    Total Expenses After Expense
     Reimbursement                                  8,269     16,210     2,629
                                                 --------  ---------  --------
Net Investment Income (Loss)                       (5,913)     9,572     4,356
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency
  Net Realized Gain (Loss) from:
   Investments in Unaffiliated Issuers            (17,179)    43,098      (460)
   Investments in Affiliated Issuers               48,628         --        --
   Foreign Currency Transactions                       --         --        --
                                                 --------  ---------  --------
    Total Net Realized Gain (Loss)                 31,449     43,098      (460)
  Net Change in Unrealized Appreciation
   (Depreciation)                                 (51,687)  (265,174)  (23,933)
                                                 --------  ---------  --------
Net Gain (Loss) on Investments and Foreign
 Currency                                         (20,238)  (222,076)  (24,393)
                                                 --------  ---------  --------
  Net Change in Net Assets Resulting from
   Operations                                    $(26,151) $(212,504) $(20,037)
                                                 ========  =========  ========
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                               SAFECO            SAFECO          SAFECO               SAFECO            SAFECO
                                            NORTHWEST     INTERNATIONAL        BALANCED        SMALL COMPANY        U.S. VALUE
(In Thousands)                                   FUND        STOCK FUND            FUND           VALUE FUND              FUND
------------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld
   of $93 Thousand in the International
   Stock Fund)                               $    734           $   595            $247              $   211              $197
  Interest                                        164                67             509                   66                 9
  Other                                            16                 7               3                   10                 2
                                             --------           -------            ----              -------              ----
    Total Investment Income                       914               669             759                  287               208
Expenses
  Investment Advisory                             975               407             135                  210                66
  Transfer Agent                                  348               122              59                   85                24
  Fund Accounting and Administration              125                37              17                   25                 9
  Shareholder Service--Class A                     17                 3               5                    2                 1
                     --Class B                     17                 4               5                    3                 1
  Distribution--Class B                            50                12              15                    9                 4
  Legal and Auditing                               22                20              20                   20                19
  Custodian                                        12                78               7                   10                 4
  Registration                                     50                43              22                   23                24
  Reports to Shareholders                          21                11               9                   14                 3
  Trustees                                          7                 7               7                    7                 7
  Loan Interest Expense                            --                 1              --                   --                --
  Other                                            10                10               7                    7                 3
                                             --------           -------            ----              -------              ----
    Total Expenses Before Reimbursement         1,654               755             308                  415               165
  Expense Reimbursement From Advisor              (36)             (163)            (71)                 (78)              (53)
                                             --------           -------            ----              -------              ----
    Total Expenses After Expense
     Reimbursement                              1,618               592             237                  337               112
                                             --------           -------            ----              -------              ----
Net Investment Income (Loss)                     (704)               77             522                  (50)               96
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency
  Net Realized Gain (Loss) from:
   Investments in Unaffiliated Issuers           (178)            1,906            (400)               3,594              (256)
   Investments in Affiliated Issuers               --                --              --                   --                --
   Foreign Currency Transactions                   --                91              --                   --                --
                                             --------           -------            ----              -------              ----
    Total Net Realized Gain (Loss)               (178)            1,997            (400)               3,594              (256)
  Net Change in Unrealized Appreciation
   (Depreciation)                             (25,724)           (6,025)            593               (5,605)              187
                                             --------           -------            ----              -------              ----
Net Gain (Loss) on Investments and Foreign
 Currency                                     (25,902)           (4,028)            193               (2,011)              (69)
                                             --------           -------            ----              -------              ----
  Net Change in Net Assets Resulting from
   Operations                                $(26,606)          $(3,951)           $715              $(2,061)             $ 27
                                             ========           =======            ====              =======              ====
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                      For the Year Ended December 31, 2000

                                                    SAFECO              SAFECO
                                                HIGH-YIELD   INTERMEDIATE TERM
(In Thousands)                                   BOND FUND  U.S. TREASURY FUND
------------------------------------------------------------------------------
Investment Income
  Interest                                         $ 5,842              $1,250
  Dividends                                            219                  --
  Other                                                  3                   1
                                                   -------              ------
    Total Investment Income                          6,064               1,251
Expenses
  Investment Advisory                                  406                 108
  Transfer Agent                                       144                  51
  Fund Accounting and Administration                    56                  18
  Shareholder Service--Class A                           3                   2
                     --Class B                           3                   2
  Distribution--Class B                                  9                   5
  Legal and Auditing                                    21                  19
  Custodian                                             11                   4
  Registration                                          41                  28
  Reports to Shareholders                               18                   5
  Trustees                                               7                   7
  Loan Interest                                          4                  --
  Other                                                 10                   3
                                                   -------              ------
    Total Expenses Before Expense Reimbursement        733                 252
  Expense Reimbursement From Advisor                   (56)                (56)
                                                   -------              ------
    Total Expenses After Expense Reimbursement         677                 196
                                                   -------              ------
Net Investment Income                                5,387               1,055
Net Realized and Unrealized Gain (Loss) on
 Investments
  Net Realized Loss on Investments                  (4,090)               (320)
   Net Change in Unrealized Appreciation
    (Depreciation)                                  (5,011)              1,272
                                                   -------              ------
Net Gain (Loss) on Investments                      (9,101)                952
                                                   -------              ------
  Net Change in Net Assets Resulting from
   Operations                                      $(3,714)             $2,007
                                                   =======              ======
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                SAFECO        SAFECO                SAFECO        SAFECO           SAFECO
                                                  GNMA       MANAGED   CALIFORNIA TAX-FREE     MUNICIPAL     MONEY MARKET
(In Thousands)                                    FUND     BOND FUND           INCOME FUND     BOND FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
Investment Income
  Interest                                      $2,733          $528               $ 5,126       $27,989          $15,488
  Dividends                                         --            --                    --            --               --
  Other                                              1             1                    --             2               15
                                                ------          ----               -------       -------          -------
    Total Investment Income                      2,734           529                 5,126        27,991           15,503
Expenses
  Investment Advisory                              205            38                   457         2,256            1,185
  Transfer Agent                                    72            17                    74           279              713
  Fund Accounting and Administration                34             7                    82           234              187
  Shareholder Service--Class A                      --             1                     2             2               --
                     --Class B                      --             2                     3             2               --
  Distribution--Class B                              1             6                     7             6               --
  Legal and Auditing                                21            19                    22            29               25
  Custodian                                          8             5                     9            27               18
  Registration                                      34            29                     6            36               75
  Reports to Shareholders                            7             4                     8            29               58
  Trustees                                           7             7                     7             9                8
  Loan Interest                                     --            --                    --            12                6
  Other                                              2             1                    12            52               29
                                                ------          ----               -------       -------          -------
    Total Expenses Before Expense Reimbursement    391           136                   689         2,973            2,304
  Expense Reimbursement From Advisor               (36)          (58)                   --            --             (400)
                                                ------          ----               -------       -------          -------
    Total Expenses After Expense Reimbursement     355            78                   689         2,973            1,904
                                                ------          ----               -------       -------          -------
Net Investment Income                            2,379           451                 4,437        25,018           13,599
Net Realized and Unrealized Gain (Loss) on
 Investments
  Net Realized Loss on Investments                (656)          (82)               (1,560)         (993)              --
   Net Change in Unrealized Appreciation
    (Depreciation)                               1,633           440                12,908        39,147               --
                                                ------          ----               -------       -------          -------
Net Gain (Loss) on Investments                     977           358                11,348        38,154               --
                                                ------          ----               -------       -------          -------
  Net Change in Net Assets Resulting from
   Operations                                   $3,356          $809               $15,785       $63,172          $13,599
                                                ======          ====               =======       =======          =======
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

                                                     SAFECO                  SAFECO              SAFECO
                                       GROWTH OPPORTUNITIES                  EQUITY     DIVIDEND INCOME
                                                       FUND                    FUND                FUND
                                      ---------------------  ----------------------  ------------------
                                                 Year Ended              Year Ended          Year Ended
                                                December 31             December 31         December 31
(In Thousands)                             2000        1999        2000        1999      2000      1999
-------------------------------------------------------------------------------------------------------
Operations
 Net Investment Income (Loss)         $  (5,913) $   (6,033) $    9,572  $   16,109  $  4,356  $  7,467
 Net Realized Gain (Loss) on
  Investments and Foreign
  Currency Transactions                  31,449     (30,246)     43,098     108,654      (460)   11,161
 Net Change in Unrealized
  Appreciation (Depreciation)           (51,687)      8,592    (265,174)     72,979   (23,933)  (17,088)
                                      ---------  ----------  ----------  ----------  --------  --------
 Net Change in Net Assets
  Resulting from Operations             (26,151)    (27,687)   (212,504)    197,742   (20,037)    1,540
Dividends to Shareholders
 from Net Investment Income
 No-Load Class                               --          --      (9,490)    (15,806)   (4,325)   (7,391)
 Class A                                     --          --        (104)       (255)      (21)      (42)
 Class B                                     --          --          --          --       (14)      (25)
 Class C                                     --          --          --          --        (1)       --
 Net Realized Gain on Investments
 No-Load Class                               --          --     (40,950)   (104,376)       --   (10,871)
 Class A                                     --          --      (1,539)     (2,993)       --       (73)
 Class B                                     --          --        (586)     (1,372)       --       (85)
 Class C                                     --          --          (4)         --        --        --
                                      ---------  ----------  ----------  ----------  --------  --------
 Total                                       --          --     (52,673)   (124,802)   (4,361)  (18,487)
Net Trust Share Transactions
 No-Load Class                         (153,251)   (551,458)   (474,720)     51,436   (62,424)  (79,020)
 Class A                                   (275)     (6,151)        357       9,565      (804)       99
 Class B                                 (1,639)       (935)     (4,310)     10,780      (646)      288
 Class C                                    129          --         133          --       100        --
                                      ---------  ----------  ----------  ----------  --------  --------
 Total                                 (155,036)   (558,544)   (478,540)     71,781   (63,774)  (78,633)
                                      ---------  ----------  ----------  ----------  --------  --------
Total Change in Net Assets             (181,187)   (586,231)   (743,717)    144,721   (88,172)  (95,580)
Net Assets at Beginning of Period       857,275   1,443,506   2,237,184   2,092,463   307,948   403,528
                                      ---------  ----------  ----------  ----------  --------  --------
Net Assets at End of Period           $ 676,088  $  857,275  $1,493,467  $2,237,184  $219,776  $307,948
                                      =========  ==========  ==========  ==========  ========  ========
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   SAFECO                                             SAFECO
                                NORTHWEST      SAFECO INTERNATIONAL                 BALANCED
                                     FUND                STOCK FUND                     FUND
                 ------------------------   -----------------------  -----------------------
                               Year Ended                Year Ended               Year Ended
                              December 31               December 31              December 31
(In Thousands)          2000         1999          2000        1999         2000        1999
--------------------------------------------------------------------------------------------
Operations
 Net Investment
  Income (Loss)        $(704) $      (444) $        77  $        49 $       522  $       552
 Net Realized
  Gain (Loss)
  on
  Investments
  and Foreign
  Currency
  Transactions          (178)       8,020        1,997          488        (400)         438
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)     (25,724)      28,195       (6,025)       7,927         593         (709)
                 -----------  -----------  -----------  ----------- -----------  -----------
 Net Change in
  Net Assets
  Resulting
  from
  Operations         (26,606)      35,771       (3,951)       8,464         715          281
Dividends to
 Shareholders
 from
 Net Investment
  Income
 No-Load Class            --           --         (196)          --        (432)        (481)
 Class A                  --           --           (5)          --         (53)         (32)
 Class B                  --           --           --           --         (39)         (37)
 Class C                  --           --           --           --          --           --
 Net Realized
  Gain on
  Investments
 No-Load Class            --       (7,222)      (1,841)          --          --         (344)
 Class A                  --         (358)         (80)          --          --          (49)
 Class B                  --         (370)         (83)          --          --          (49)
 Class C                  --           --           (5)          --          --           --
                 -----------  -----------  -----------  ----------- -----------  -----------
 Total                    --       (7,950)      (2,210)          --        (524)        (992)
Net Trust Share
 Transactions
 No-Load Class        34,356        8,418        1,680        6,926      (3,363)        (547)
 Class A               3,288        1,472          453          338        (793)       1,732
 Class B               2,973        1,034          374          329        (660)         574
 Class C                 125           --          111           --          --           --
                 -----------  -----------  -----------  ----------- -----------  -----------
 Total                40,742       10,924        2,618        7,593      (4,816)       1,759
                 -----------  -----------  -----------  ----------- -----------  -----------
Total Change in
 Net Assets           14,136       38,745       (3,543)      16,057      (4,625)       1,048
Net Assets at
 Beginning of
 Period              107,150       68,405       39,574       23,517      23,134       22,086
                 -----------  -----------  -----------  ----------- -----------  -----------
Net Assets at
 End of Period      $121,286  $   107,150  $    36,031  $    39,574 $    18,509  $    23,134
                 ===========  ===========  ===========  =========== ===========  ===========
                      SAFECO SMALL COMPANY                    SAFECO
                                     VALUE                U.S. VALUE
                                      FUND                      FUND
                  ------------------------  ------------------------
                                Year Ended                Year Ended
                               December 31               December 31
(In Thousands)           2000         1999          2000        1999
--------------------------------------------------------------------
Operations
 Net Investment
  Income (Loss)   $       (50) $      (163)  $        96  $       96
 Net Realized
  Gain (Loss)
  on
  Investments
  and Foreign
  Currency              3,594       (5,990)         (256)        451
  Transactions
 Net Change in
  Unrealized
  Appreciation         (5,605)       9,193           187         (51)
  (Depreciation)  -----------  -----------   -----------  ----------

 Net Change in
  Net Assets
  Resulting
  from                 (2,061)       3,040            27         496
  Operations
Dividends to
 Shareholders
 from
 Net Investment
  Income                   --           --           (92)        (93)
 No-Load Class             --           --            (3)         (1)
 Class A                   --           --            (1)         --
 Class B                   --           --            --          --
 Class C
 Net Realized
  Gain on
  Investments              --           --            --        (408)
 No-Load Class             --           --            --         (14)
 Class A                   --           --            --         (30)
 Class B                   --           --            --          --
 Class C          -----------  -----------   -----------  ----------
                           --           --           (96)       (546)
 Total
Net Trust Share
 Transactions          (3,954)      (9,618)       (1,304)        (70)
 No-Load Class           (144)        (272)          (29)        125
 Class A                  (33)          94          (174)        126
 Class B                   --           --            --          --
 Class C          -----------  -----------   -----------  ----------
                       (4,131)      (9,796)       (1,507)        181
 Total            -----------  -----------   -----------  ----------

Total Change in        (6,192)      (6,756)       (1,576)        131
 Net Assets
Net Assets at
 Beginning of          30,660       37,416        10,983      10,852
 Period           -----------  -----------   -----------  ----------

Net Assets at     $    24,468  $    30,660   $     9,407  $   10,983
 End of Period    ===========  ===========   ===========  ==========
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

                                  SAFECO                    SAFECO
                              HIGH-YIELD         INTERMEDIATE-TERM                    SAFECO
                                    BOND             U.S. TREASURY                      GNMA
                                    FUND                      FUND                      FUND
                 ----------------------- ------------------------- -------------------------
                              Year Ended                Year Ended                Year Ended
                             December 31               December 31               December 31
(In Thousands)         2000         1999          2000        1999          2000        1999
--------------------------------------------------------------------------------------------
Operations
 Net Investment
  Income         $     5,387  $    6,781  $     1,055  $     1,157  $     2,379  $     2,513
 Net Realized
  Loss on
  Investments         (4,090)     (1,769)        (320)         (33)        (656)        (857)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)      (5,011)     (2,107)       1,272       (1,619)       1,633       (1,604)
                 -----------  ----------  -----------  -----------  -----------  -----------
 Net Change in
  Net Assets
  Resulting
  from
  Operations          (3,714)      2,905        2,007         (495)       3,356           52
Dividends to
 Shareholders
 from
 Net Investment
  Income
 No-Load Class        (5,184)     (6,470)        (974)      (1,077)      (2,371)      (2,513)
 Class A                (107)       (178)         (50)         (44)          (4)          --
 Class B                 (91)       (133)         (31)         (36)          (4)          --
 Class C                  (5)         --           --           --           --           --
 Net Realized
  Gain on
  Investments
 No-Load Class            --          --           --           --           --           --
 Class A                  --          --           --           --           --           --
 Class B                  --          --           --           --           --           --
 Class C                  --          --           --           --           --           --
                 -----------  ----------  -----------  -----------  -----------  -----------
 Total                (5,387)     (6,781)      (1,055)      (1,157)      (2,379)      (2,513)

Net Trust Share
 Transactions
 No-Load Class        (9,738)     (3,042)        (999)      (3,442)      (2,855)        (235)
 Class A                (250)     (1,269)           3          188          102           --
 Class B                (426)        332          (84)          60          135           --
 Class C                 100          --           --           --           --           --
                 -----------  ----------  -----------  -----------  -----------  -----------
 Total               (10,314)     (3,979)      (1,080)      (3,194)      (2,168)        (235)
                 -----------  ----------  -----------  -----------  -----------  -----------
Total Change in
 Net Assets          (19,415)     (7,855)        (128)      (4,846)      (1,641)      (2,696)
Net Assets at
 Beginning of
 Period               76,186      84,041       20,836       25,682       39,449       42,145
                 -----------  ----------  -----------  -----------  -----------  -----------

Net Assets at
 End of Period   $    56,771  $   76,186  $    20,708  $    20,836  $    37,808  $    39,449
                 ===========  ==========  ===========  ===========  ===========  ===========
--------------------------------------------------------------------------------------------



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    SAFECO              SAFECO              SAFECO              SAFECO
                                   MANAGED          CALIFORNIA           MUNICIPAL               MONEY
                                      BOND     TAX-FREE INCOME                BOND              MARKET
                                      FUND                FUND                FUND                FUND
                 -------------------------  ------------------  ------------------  ------------------
                                Year Ended          Year Ended          Year Ended          Year Ended
                               December 31         December 31         December 31         December 31
(In Thousands)          2000          1999       2000     1999       2000     1999       2000     1999
------------------------------------------------------------------------------------------------------
Operations
 Net Investment
  Income         $        451  $       397  $  4,437  $  5,037  $ 25,018  $ 26,435  $ 13,599  $ 10,637
 Net Realized
  Loss on
  Investments             (82)        (274)   (1,560)   (1,041)     (993)   (1,564)       --        --
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)          440         (441)   12,908   (14,076)   39,147   (57,414)       --        --
                 ------------  -----------  --------  --------  --------  --------  --------  --------
 Net Change in
  Net Assets
  Resulting
  from
  Operations              809         (318)   15,785   (10,080)   63,172   (32,543)   13,599    10,637
Dividends to
 Shareholders
 from
 Net Investment
  Income
 No-Load Class           (382)        (346)   (4,369)   (4,966)  (24,979)  (26,332)  (13,338)  (10,421)
 Class A                  (30)         (19)      (30)      (38)      (41)      (46)     (213)     (168)
 Class B                  (39)         (32)      (38)      (33)      (34)      (57)      (44)      (48)
 Class C                   --           --        --        --        --        --        (4)       --
 Net Realized
  Gain on
  Investments
 No-Load Class             --           --        --        --        --        --        --        --
 Class A                   --           --        --        --        --        --        --        --
 Class B                   --           --        --        --        --        --        --        --
 Class C                   --           --        --        --        --        --        --        --
                 ------------  -----------  --------  --------  --------  --------  --------  --------
 Total                   (451)        (397)   (4,437)   (5,037)  (25,054)  (26,435)  (13,599)  (10,637)

Net Trust Share
 Transactions
 No-Load Class         (1,121)         637    (8,068)  (11,817)   (8,426)  (10,899)   (6,269)   11,453
 Class A                  (58)         311      (148)      189        54        96      (978)    1,368
 Class B                 (216)         470       250         4      (695)      118      (237)      309
 Class C                   --           --        --        --        --        --       100        --
                 ------------  -----------  --------  --------  --------  --------  --------  --------
 Total                 (1,395)       1,418    (8,170)  (11,624)   (9,067)  (10,685)   (7,110)   13,130
                 ------------  -----------  --------  --------  --------  --------  --------  --------
Total Change in
 Net Assets            (1,037)         703    19,518   (26,741)  (29,051)  (69,663)    7,110    13,130
Net Assets at
 Beginning of
 Period                 8,278        7,575    87,321   114,062   472,518   542,181   240,459   227,329
                 ------------  -----------  --------  --------  --------  --------  --------  --------

Net Assets at
 End of Period   $      7,241  $     8,278  $106,839  $ 87,321  $501,569  $472,518  $247,569  $240,459
                 ============  ===========  ========  ========  ========  ========  ========  ========
------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Growth Opportunities Fund
Class A

                                                                          Three-Month
                                                                         Period Ended
                                       For the Year Ended December 31     December 31
                              -------------------------------------------------------
                                 2000       1999       1998      1997            1996
-------------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $ 23.21    $ 22.66    $ 22.39    $16.97          $15.45
Income (Loss) From
 Investment Operations
 Net Investment Loss            (0.25)     (0.19  )   (0.05)    (0.02)          (0.02)
 Net Realized and Unrealized
  Gain (Loss) on Investments    (0.80)      0.74       1.05      8.44            1.77
                              -------    -------    -------    ------          ------
  Total from Investment
   Operations                   (1.05)      0.55       1.00      8.42            1.75
Less Distributions
 Distributions from Realized
  Gains                            --         --      (0.73)    (3.00)          (0.23)
                              -------    -------    -------    ------          ------
Net Asset Value at End of
 Period                       $ 22.16    $ 23.21    $ 22.66    $22.39          $16.97
                              =======    =======    =======    ======          ======
Total Return+                  (4.52%)     2.43%      4.47%    49.61%          11.35%*
Net Assets at End of Period
 (000's)                      $26,020    $27,597    $33,712    $4,076          $  187
Ratio of Gross Expenses to
 Average Net Assets             1.49%      1.34%      1.00%     1.06%           1.12%**
Ratio of Net Expenses to
 Average Net Assets             1.31%      1.23%      1.00%     1.06%           1.12%**
Ratio of Net Investment Loss
 to Average Net Assets         (1.00%)    (0.80%  )  (0.40%)   (0.33%)         (0.58%)**
Portfolio Turnover Rate        62.84%     38.32%     54.58%    82.57%          82.93%**
-------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Growth Opportunities Fund
Class B

                                                                         Three-Month
                                                                        Period Ended
                                       For the Year Ended December 31    December 31
                              ------------------------------------------------------
                                 2000       1999       1998      1997           1996
------------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $ 22.57    $ 22.21    $ 22.19    $16.94         $15.45
Income (Loss) From
 Investment Operations
 Net Investment Loss            (0.41)     (0.35)     (0.15     (0.08)         (0.05)
 Net Realized and Unrealized
  Gain (Loss) on Investments    (0.74)      0.71       0.90      8.33           1.77
                              -------    -------    -------    ------         ------
  Total from Investment
   Operations                   (1.15)      0.36       0.75      8.25           1.72
Less Distributions
 Distributions from Realized
  Gains                            --         --      (0.73     (3.00)         (0.23)
                              -------    -------    -------    ------         ------
Net Asset Value at End of
 Period                       $ 21.42    $ 22.57    $ 22.21    $22.19         $16.94
                              =======    =======    =======    ======         ======
Total Return+                  (5.10%)     1.62%      3.38%    48.70%         11.15%*
Net Assets at End of Period
 (000's)                      $12,391    $14,637    $15,569    $1,402         $  116
Ratio of Gross Expenses to
 Average Net Assets             2.16%      2.24%      1.91%     1.88%          1.87%**
Ratio of Net Expenses to
 Average Net Assets             2.06%      2.03%      1.91%     1.88%          1.87%**
Ratio of Net Investment Loss
 to Average Net Assets         (1.71%)    (1.59%)    (1.28%    (1.16%)        (1.38%)**
Portfolio Turnover Rate        62.84%     38.32%     54.58%    82.57%         82.93%**
------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Growth Opportunities Fund
Class C

                                                                  Eight-Month
                                                                 Period Ended
                                                                December 31++
                                                                -------------
                                                                         2000
-----------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                $ 23.34
Loss From Investment Operations
 Net Investment Loss                                                    (0.23)
 Net Realized and Unrealized Loss on Investments                        (1.71)
                                                                      -------
  Total from Investment Operations                                      (1.94)
                                                                      -------
Net Asset Value at End of Period                                      $ 21.40
                                                                      =======
Total Return+                                                          (8.27%)*
Net Assets at End of Period (000's)                                   $   120
Ratio of Gross Expenses to Average Net Assets                           2.02%**
Ratio of Net Expenses to Average Net Assets                             2.02%**
Ratio of Net Investment Loss to Average Net Assets                     (1.71%)**
Portfolio Turnover Rate                                                62.84%**
-----------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Equity Fund
Class A

                                                                    Three-Month
                                                                   Period Ended
                                   For the Year Ended December 31   December 31
                                -----------------------------------------------
                                   2000     1999     1998    1997          1996
-------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                      $ 24.06  $ 23.27  $ 19.55  $16.62        $15.85
Income (Loss) From Investment
 Operations
 Net Investment Income             0.04     0.11     0.18    0.14          0.04
 Net Realized and Unrealized
  Gain (Loss) on Investments      (2.77)    2.02     4.65    3.77          1.35
                                -------  -------  -------  ------        ------
  Total from Investment
   Operations                     (2.73)    2.13     4.83    3.91          1.39
Less Distributions
 Dividends from Net Investment
  Income                          (0.04)   (0.11)   (0.18)  (0.14)        (0.04)
 Distributions from Realized
  Gains                           (0.61)   (1.23)   (0.93)  (0.84)        (0.58)
                                -------  -------  -------  ------        ------
  Total Distributions             (0.65)   (1.34)   (1.11)  (0.98)        (0.62)
                                -------  -------  -------  ------        ------
Net Asset Value at End of
 Period                         $ 20.68  $ 24.06  $ 23.27  $19.55        $16.62
                                =======  =======  =======  ======        ======
Total Return+                   (11.34%)   9.13%   24.77%  23.56%         8.78%*
Net Assets at End of Period
 (000's)                        $53,410  $61,625  $50,354  $7,247        $2,894
Ratio of Gross Expenses to
 Average Net Assets               1.35%    1.12%    0.88%   1.24%         0.97%**
Ratio of Net Expenses to
 Average Net Assets               1.26%    1.12%    0.88%   1.24%         0.97%**
Ratio of Net Investment Income
 to Average Net Assets            0.19%    0.44%    0.89%   0.74%         1.38%**
Portfolio Turnover Rate          35.25%   33.66%   32.94%  34.26%        59.34%**
-------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Equity Fund
Class B

                                                                   Three-Month
                                                                  Period Ended
                                  For the Year Ended December 31   December 31
                               -----------------------------------------------
                                  2000     1999     1998    1997          1996
------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                     $ 23.83  $ 23.15  $ 19.55  $16.60        $15.85
Income (Loss) From Investment
 Operations
 Net Investment Income (Loss)    (0.13)   (0.07)   (0.03)   0.02          0.02
 Net Realized and Unrealized
  Gain (Loss) on Investments     (2.71)    1.98     4.56    3.79          1.33
                               -------  -------  -------  ------        ------
  Total from Investment
   Operations                    (2.84)    1.91     4.53    3.81          1.35
Less Distributions
 Dividends from Net
  Investment Income                 --       --       --   (0.02)        (0.02)
 Distributions from Realized
  Gains                          (0.61)   (1.23)   (0.93)  (0.84)        (0.58)
                               -------  -------  -------  ------        ------
  Total Distributions            (0.61)   (1.23)   (0.93)  (0.86)        (0.60)
                               -------  -------  -------  ------        ------
Net Asset Value at End of
 Period                        $ 20.38  $ 23.83  $ 23.15  $19.55        $16.60
                               =======  =======  =======  ======        ======
Total Return+                  (11.91%)   8.18%   23.16%  22.93%         8.50%*
Net Assets at End of Period
 (000's)                       $20,349  $28,260  $17,232  $3,565        $  355
Ratio of Gross Expenses to
 Average Net Assets              2.06%    2.05%    1.94%   1.81%         1.75%**
Ratio of Net Expenses to
 Average Net Assets              2.01%    1.95%    1.94%   1.81%         1.75%**
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                         (0.54%)  (0.41%)  (0.21%)  0.12%         0.51%**
Portfolio Turnover Rate         35.25%   33.66%   32.94%  34.26%        59.34%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Equity Fund
Class C

                                                                  Eight-Month
                                                                 Period Ended
                                                                December 31++
                                                                -------------
                                                                         2000
-----------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                 $22.87
Loss From Investment Operations
 Net Investment Loss                                                    (0.06)
 Net Realized and Unrealized Loss on Investments                        (1.80)
                                                                       ------
  Total from Investment Operations                                      (1.86)
Less Distributions
 Distributions from Realized Gains                                      (0.61)
                                                                       ------
Net Asset Value at End of Period                                       $20.40
                                                                       ======
Total Return+                                                          (8.08%)*
Net Assets at End of Period (000's)                                    $  119
Ratio of Gross Expenses to Average Net Assets                           1.84%**
Ratio of Net Expenses to Average Net Assets                             1.84%**
Ratio of Net Investment Loss to Average Net Assets                     (0.44%)**
Portfolio Turnover Rate                                                35.25%**
-----------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Dividend Income Fund
Class A

                                                                      Three-Month
                                                                     Period Ended
                                    For the Year Ended December 31    December 31
                                    ---------------------------------------------
                                      2000    1999    1998    1997           1996
---------------------------------------------------------------------------------
Net Asset Value at Beginning of
 Period                             $22.52  $23.55  $24.02  $21.15         $20.03
Income (Loss) From Investment
 Operations
 Net Investment Income                0.35    0.42    0.48    0.51           0.12
 Net Realized and Unrealized Gain
  (Loss) on Investments              (1.84)  (0.20)   0.81    4.98           1.65
                                    ------  ------  ------  ------        ------
  Total from Investment Operations   (1.49)   0.22    1.29    5.49           1.77
Less Distributions
 Dividends from Net Investment
  Income                             (0.35)  (0.42)  (0.48)  (0.51)         (0.12)
 Distributions from Realized Gains      --   (0.83)  (1.28)  (2.11)         (0.53)
                                    ------  ------  ------  ------         ------
  Total Distributions                (0.35)  (1.25)  (1.76)  (2.62)         (0.65)
                                    ------  ------  ------  ------         ------
Net Asset Value at End of Period    $20.68  $22.52  $23.55  $24.02         $21.15
                                    ======  ======  ======  ======         ======
Total Return+                       (6.59%)  1.01%   5.38%  26.15%          8.85%*
Net Assets at End of Period
 (000's)                            $1,092  $2,046  $2,073  $  742         $  193
Ratio of Gross Expenses to Average
 Net Assets                          1.62%   1.47%   1.34%   1.14%          1.03%**
Ratio of Net Expenses to Average
 Net Assets                          1.35%   1.31%   1.34%   1.14%          1.03%**
Ratio of Net Investment Income to
 Average Net Assets                  1.56%   1.84%   2.16%   2.50%          2.66%**
Portfolio Turnover Rate             45.01%  42.25%  46.14%  52.14%         37.84%**
----------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Dividend Income Fund
Class B

                                                                   Three-Month
                                                                  Period Ended
                                  For the Year Ended December 31   December 31
                              ------------------------------------------------
                                 2000     1999     1998     1997          1996
------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $ 22.53  $ 23.57  $ 23.95  $ 21.12        $20.03
Income (Loss) From
 Investment Operations
 Net Investment Income           0.18     0.25     0.30     0.38          0.10
 Net Realized and Unrealized
  Gain (Loss) on Investments    (1.82)   (0.21)    0.90     4.94          1.62
                              -------  -------  -------  -------        ------
  Total from Investment
   Operations                   (1.64)    0.04     1.20     5.32          1.72
Less Distributions
 Dividends from Net
  Investment Income             (0.18)   (0.25)   (0.30)   (0.38)        (0.10)
 Distributions from Realized
  Gains                            --    (0.83)   (1.28)   (2.11)        (0.53)
                              -------  -------  -------  -------        ------
  Total Distributions           (0.18)   (1.08)   (1.58)   (2.49)        (0.63)
                              -------  -------  -------  -------        ------
Net Asset Value at End of
 Period                       $ 20.71  $ 22.53  $ 23.57  $ 23.95        $21.12
                              =======  =======  =======  =======        ======
Total Return+                  (7.29%)   0.18%    5.03%   25.35%         8.60%*
Net Assets at End of Period
 (000's)                      $ 1,532  $ 2,365  $ 2,176  $   798        $  112
Ratio of Gross Expenses to
 Average Net Assets             2.27%    2.22%    2.08%    1.83%         1.79%**
Ratio of Net Expenses to
 Average Net Assets             2.10%    2.06%    2.08%    1.83%         1.79%**
Ratio of Net Investment
 Income to Average Net
 Assets                         0.80%    1.09%    1.45%    1.79%         1.99%**
Portfolio Turnover Rate        45.01%   42.25%   46.14%   52.14%        37.84%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Dividend Income Fund
Class C

                                                                   Eight-Month
                                                                  Period Ended
                                                                 December 31++
                                                                 -------------
                                                                          2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                  $21.06
Income (Loss) From Investment Operations
 Net Investment Income                                                    0.12
 Net Realized and Unrealized Loss on Investments                         (0.31)
                                                                        ------
  Total from Investment Operations                                       (0.19)
Less Distributions
 Dividends from Net Investment Income                                    (0.12)
                                                                        ------
Net Asset Value at End of Period                                        $20.75
                                                                        ======
Total Return+                                                           (0.90%)*
Net Assets at End of Period (000's)                                     $   99
Ratio of Gross Expenses to Average Net Assets                            1.95%**
Ratio of Net Expenses to Average Net Assets                              1.95%**
Ratio of Net Investment Income to Average Net Assets                     0.85%**
Portfolio Turnover Rate                                                 45.01%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Northwest Fund
Class A

                                                                   Three-Month
                                                                  Period Ended
                                  For the Year Ended December 31   December 31
                             -------------------------------------------------
                                 2000     1999     1998     1997          1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $  25.01  $ 17.56  $ 17.25  $ 14.06        $13.78
Income (Loss) From
 Investment Operations
 Net Investment Loss            (0.14)   (0.12)   (0.16)   (0.06)        (0.01)
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                   (3.93)    9.58     0.66     4.39          0.29
                             --------  -------  -------  -------        ------
  Total from Investment
   Operations                   (4.07)    9.46     0.50     4.33          0.28
Less Distributions
 Distributions from
  Realized Gains                   --    (2.01)   (0.19)   (1.14)           --
                             --------  -------  -------  -------        ------
Net Asset Value at End of
 Period                      $  20.94  $ 25.01  $ 17.56  $ 17.25        $14.06
                             ========  =======  =======  =======        ======
Total Return+                 (16.27%)  53.90%    2.87%   30.79%         2.03%*
Net Assets at End of Period
 (000's)                     $  6,621  $ 4,774  $ 2,208  $ 1,354        $  369
Ratio of Gross Expenses to
 Average Net Assets             1.49%    1.56%    1.70%    1.42%         1.40%**
Ratio of Net Expenses to
 Average Net Assets             1.35%    1.36%    1.70%    1.42%         1.40%**
Ratio of Net Investment
 Loss to Average Net Assets    (0.67%)  (0.81%)  (1.06%)  (0.61%)       (0.39%)**
Portfolio Turnover Rate        35.65%   48.52%   50.40%   55.42%        67.32%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Northwest Fund
Class B

                                                                   Three-Month
                                                                  Period Ended
                                  For the Year Ended December 31   December 31
                             -------------------------------------------------
                                 2000     1999     1998     1997          1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $  24.46  $ 17.31  $ 17.09  $ 14.03        $13.78
Income (Loss) From
 Investment Operations
 Net Investment Loss            (0.30)   (0.25)   (0.23)   (0.10)        (0.03)
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                   (3.83)    9.41     0.64     4.30          0.28
                             --------  -------  -------  -------        ------
  Total from Investment
   Operations                   (4.13)    9.16     0.41     4.20          0.25
Less Distributions
 Distributions from
  Realized Gains                   --    (2.01)   (0.19)   (1.14)           --
                             --------  -------  -------  -------        ------
Net Asset Value at End of
 Period                      $  20.33  $ 24.46  $ 17.31  $ 17.09        $14.03
                             ========  =======  =======  =======        ======
Total Return+                 (16.88%)  52.57%    2.37%   29.93%         1.81%*
Net Assets at End of Period
 (000's)                     $  6,449  $ 4,842  $ 2,603  $ 1,204        $  232
Ratio of Gross Expenses to
 Average Net Assets             2.22%    2.32%    2.30%    2.09%         2.18%**
Ratio of Net Expenses to
 Average Net Assets             2.10%    2.12%    2.30%    2.09%         2.18%**
Ratio of Net Investment
 Loss to Average Net Assets    (1.42%)  (1.56%)  (1.66%)  (1.30%)       (1.19%)**
Portfolio Turnover Rate        35.65%   48.52%   50.40%   55.42%        67.32%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Northwest Fund
Class C

                                                                   Eight-Month
                                                                  Period Ended
                                                                 December 31++
                                                                 -------------
                                                                          2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                 $ 24.21
Loss From Investment Operations
 Net Investment Loss                                                     (0.21)
 Net Realized and Unrealized Loss on Investments                         (3.67)
                                                                       -------
  Total Loss from Investment Operations                                  (3.88)
                                                                       -------
Net Asset Value at End of Period                                       $ 20.33
                                                                       =======
Total Return+                                                          (16.03%)*
Net Assets at End of Period (000's)                                    $   103
Ratio of Gross Expenses to Average Net Assets                            2.07%**
Ratio of Net Expenses to Average Net Assets                              2.07%**
Ratio of Net Investment Loss to Average Net Assets                      (1.34%)**
Portfolio Turnover Rate                                                 35.65%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO International Stock Fund
Class A

                                                                  Three-Month
                                                                 Period Ended
                                 For the Year Ended December 31   December 31
                                ---------------------------------------------
                                   2000    1999    1998    1997          1996
-----------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                      $ 16.89  $13.13  $11.55  $11.29        $10.39
Income (Loss) From Investment
 Operations
 Net Investment Income (Loss)      0.05   (0.01)  (0.04)   0.20            --
 Net Realized and Unrealized
  Gain (Loss) on Investments
  and Foreign Currency
  Transactions                    (1.92)   3.77    1.62    0.29          0.95
                                -------  ------  ------  ------        ------
  Total from Investment
   Operations                     (1.87)   3.76    1.58    0.49          0.95
Less Distributions
 Dividends from Net Investment
  Income                          (0.05)     --      --   (0.21)        (0.05)
 Distributions from Realized
  Gains                           (0.77)     --      --   (0.02)           --
                                -------  ------  ------  ------        ------
  Total Distributions             (0.82)     --      --   (0.23)        (0.05)
                                -------  ------  ------  ------        ------
Net Asset Value at End of
 Period                         $ 14.20  $16.89  $13.13  $11.55        $11.29
                                =======  ======  ======  ======        ======
Total Return+                   (11.05%) 28.64%  13.68%   4.30%         9.19%*
Net Assets at End of Period
 (000's)                        $ 1,423  $1,215  $  629  $  295        $  154
Ratio of Gross Expenses to
 Average Net Assets               2.21%   2.11%   2.31%   2.13%         1.72%**
Ratio of Net Expenses to
 Average Net Assets               1.65%   1.73%   2.14%   1.87%         1.41%**
Ratio of Net Investment Income
 (Loss) to Average Net Assets     0.04%  (0.06%) (0.47%)  0.26%        (0.23%)**
Portfolio Turnover Rate          32.77%  23.56%  25.62%  22.13%        18.51%**
-----------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO International Stock Fund
Class B

                                                                   Three-Month
                                                                  Period Ended
                                  For the Year Ended December 31   December 31
                             -------------------------------------------------
                                 2000     1999     1998     1997          1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $  16.56  $ 12.99  $ 11.53  $ 11.28        $10.39
Income (Loss) From
 Investment Operations
 Net Investment Income
  (Loss)                        (0.09)   (0.10)   (0.11)    0.18            --
 Net Realized and
  Unrealized Gain (Loss) on
  Investments and Foreign
  Currency Transactions         (1.82)    3.67     1.57     0.22          0.93
                             --------  -------  -------  -------        ------
  Total from Investment
   Operations                   (1.91)    3.57     1.46     0.40          0.93
Less Distributions
 Dividends from Net
  Investment Income                --       --       --    (0.13)        (0.04)
 Distributions from
  Realized Gains                (0.77)      --       --    (0.02)           --
                             --------  -------  -------  -------        ------
  Total Distributions           (0.77)      --       --    (0.15)        (0.04)
                             --------  -------  -------  -------        ------
Net Asset Value at End of
 Period                      $  13.88  $ 16.56  $ 12.99  $ 11.53        $11.28
                             ========  =======  =======  =======        ======
Total Return+                 (11.52%)  27.48%   12.66%    3.48%         8.96%*
Net Assets at End of Period
 (000's)                     $  1,492  $ 1,392  $   777  $   331        $  112
Ratio of Gross Expenses to
 Average Net Assets             2.97%    3.02%    3.19%    2.90%         2.47%**
Ratio of Net Expenses to
 Average Net Assets             2.40%    2.51%    3.02%    2.64%         2.17%**
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                    (0.64%)  (0.84%)  (1.33%)   0.51%        (1.15%)**
Portfolio Turnover Rate        32.77%   23.56%   25.62%   22.13%        18.51%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO International Stock Fund
Class C

                                                                   Eight-Month
                                                                  Period Ended
                                                                 December 31++
                                                                 -------------
                                                                          2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                  $15.82
Income From Investment Operations
 Net Investment Loss                                                     (0.07)
 Net Realized and Unrealized Loss on Investments and Foreign
  Currency Transactions                                                  (1.13)
                                                                        ------
  Total Loss from Investment Operations                                  (1.20)
Less Distributions
 Distributions from Realized Gains                                       (0.77)
                                                                        ------
Net Asset Value at End of Period                                        $13.85
                                                                        ======
Total Return+                                                           (7.76%)*
Net Assets at End of Period (000's)                                     $   97
Ratio of Gross Expenses to Average Net Assets                            2.66%**
Ratio of Net Expenses to Average Net Assets                              2.40%**
Ratio of Net Investment Loss to Average Net Assets                      (0.75%)**
Portfolio Turnover Rate                                                 32.77%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Balanced Fund
Class A

                                                                  Three-Month
                                                                 Period Ended
                                 For the Year Ended December 31   December 31
                            -----------------------------------  ------------
                               2000     1999     1998      1997          1996
-----------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period        $ 11.87  $ 12.23  $ 11.60  $  10.69        $10.38
Income (Loss) From
 Investment Operations
Net Investment Income          0.32     0.22     0.25      0.28          0.09
Net Realized and
 Unrealized Gain (Loss) on
 Investments                   0.22    (0.13)    1.14      1.45          0.44
                            -------  -------  -------  --------        ------
Total from Investment
 Operations                    0.54     0.09     1.39      1.73          0.53
Less Distributions
Dividends from Net
 Investment Income            (0.32)   (0.22)   (0.25)    (0.28)        (0.09)
Distributions from
 Realized Gains                  --    (0.23)   (0.51)    (0.54)        (0.13)
                            -------  -------  -------  --------        ------
Total Distributions           (0.32)   (0.45)   (0.76)    (0.82)        (0.22)
                            -------  -------  -------  --------        ------
Net Asset Value at End of
 Period                     $ 12.09  $ 11.87  $ 12.23  $  11.60        $10.69
                            =======  =======  =======  ========        ======
Total Return+                 4.71%    0.75%   12.06%    16.29%         5.07%*
Net Assets at End of
 Period (000's)             $ 1,789  $ 2,573  $   893  $    205        $  110
Ratio of Gross Expenses to
 Average Net Assets           1.88%    1.68%    1.67%     1.52%         1.70%**
Ratio of Net Expenses to
 Average Net Assets           1.35%    1.36%    1.67%     1.52%         1.35%**
Ratio of Net Investment
 Income to Average Net
 Assets                       2.62%    2.16%    2.23%     2.55%         3.01%**
Portfolio Turnover Rate      63.34%   94.73%   74.76%   101.22%        36.10%**
-----------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Balanced Fund
Class B

                                                                    Three-Month
                                                                   Period Ended
                                   For the Year Ended December 31   December 31
                              -----------------------------------  ------------
                                 2000     1999     1998      1997          1996
-------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $ 11.83  $ 12.24  $ 11.60  $  10.70       $ 10.38
Income From Investment
 Operations
 Net Investment Income           0.23     0.18     0.15      0.18          0.06
 Net Realized and Unrealized
  Gain (Loss) on Investments     0.24    (0.18)    1.15      1.44          0.45
                              -------  -------  -------  --------       -------
  Total from Investment
   Operations                    0.47     0.00     1.30      1.62          0.51
Less Distributions
 Dividends from Net
  Investment Income             (0.23)   (0.18)   (0.15)    (0.18)        (0.06)
 Distributions from Realized
  Gains                            --    (0.23)   (0.51)    (0.54)        (0.13)
                              -------  -------  -------  --------       -------
  Total Distributions           (0.23)   (0.41)   (0.66)    (0.72)        (0.19)
                              -------  -------  -------  --------       -------
Net Asset Value at End of
 Period                       $ 12.07  $ 11.83  $ 12.24  $  11.60       $ 10.70
                              =======  =======  =======  ========       =======
Total Return+                   4.03%   (0.01%)  11.30%    15.21%         4.85%*
Net Assets at End of Period
 (000's)                      $ 1,904  $ 2,553  $ 2,056  $    331       $   115
Ratio of Gross Expenses to
 Average Net Assets             2.56%    2.46%    2.34%     2.28%         2.46%**
Ratio of Net Expenses to
 Average Net Assets             2.10%    2.14%    2.34%     2.28%         1.52%**
Ratio of Net Investment
 Income to Average Net
 Assets                         1.89%    1.43%    1.55%     1.78%         2.23%**
Portfolio Turnover Rate        63.34%   94.73%   74.76%   101.22%        36.10%**
-------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Small Company Value Fund
Class A

                                                                  Three-Month
                                                                 Period Ended
                                 For the Year Ended December 31   December 31
                              -----------------------------------------------
                                 2000     1999     1998    1997          1996
-----------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $ 12.55  $ 11.09  $ 14.21  $11.81        $11.51
Income (Loss) From
 Investment Operations
 Net Investment Loss            (0.04)   (0.09)   (0.08)  (0.06)        (0.01)
 Net Realized and Unrealized
  Gain (Loss) on Investments    (0.92)    1.55    (3.04)   2.80          0.31
                              -------  -------  -------  ------        ------
  Total from Investment
   Operations                   (0.96)    1.46    (3.12)   2.74          0.30
Less Distributions
 Distributions from Realized
  Gains                            --       --       --   (0.34)           --
                              -------  -------  -------  ------        ------
Net Asset Value at End of
 Period                       $ 11.59  $ 12.55  $ 11.09  $14.21        $11.81
                              =======  =======  =======  ======        ======
Total Return+                  (7.65%)  13.17%  (21.96%) 23.21%         2.61%*
Net Assets at End of Period
 (000's)                      $   847  $ 1,067  $ 1,220  $  271        $  135
Ratio of Gross Expenses to
 Average Net Assets             1.92%    1.97%    1.66%   1.52%         1.62%**
Ratio of Net Expenses to
 Average Net Assets             1.40%    1.47%    1.66%   1.52%         1.42%**
Ratio of Net Investment Loss
 to Average Net Assets         (0.32%)  (0.79%)  (0.99%) (0.60%)       (0.50%)**
Portfolio Turnover Rate       106.54%  116.58%   90.23%  60.81%        73.47%**
-----------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Small Company Value Fund
Class B

                                                                  Three-Month
                                                                 Period Ended
                                 For the Year Ended December 31   December 31
                              -----------------------------------------------
                                 2000     1999     1998    1997          1996
-----------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $ 12.22  $ 10.88  $ 14.07  $11.79        $11.51
Income (Loss) From
 Investment Operations
 Net Investment Loss            (0.12)   (0.16)   (0.15)  (0.10)        (0.04)
 Net Realized and Unrealized
  Gain (Loss)
  on Investments                (0.91)    1.50    (3.04)   2.72          0.32
                              -------  -------  -------  ------        ------
  Total from Investment
   Operations                   (1.03)    1.34    (3.19)   2.62          0.28
Less Distributions
 Distributions from Realized
  Gains                            --       --       --   (0.34)           --
                              -------  -------  -------  ------        ------
Net Asset Value at End of
 Period                       $ 11.19  $ 12.22  $ 10.88  $14.07        $11.79
                              =======  =======  =======  ======        ======
Total Return+                  (8.43%)  12.32%  (22.67%) 22.23%         2.43%*
Net Assets at End of Period
 (000's)                      $ 1,144  $ 1,274  $ 1,034  $  396        $  103
Ratio of Gross Expenses to
 Average Net Assets             2.63%    2.75%    2.64%   2.29%         2.41%**
Ratio of Net Expenses to
 Average Net Assets             2.15%    2.21%    2.64%   2.29%         2.18%**
Ratio of Net Investment Loss
 to Average Net Assets         (1.01%)  (1.55%)  (1.91%) (1.35%)       (1.28%)**
Portfolio Turnover Rate       106.54%  116.58%   90.23%  60.81%        73.47%**
-----------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO U.S. Value Fund
Class A

                                                                 April 30, 1997
                                                                  (Commencement
                                                  For the Year   of Operations)
                                             Ended December 31   to December 31
                                        ---------------------------------------
                                          2000    1999    1998             1997
-------------------------------------------------------------------------------
Net Asset Value at Beginning of Period  $11.94  $11.93  $11.18           $10.00
Income From Investment Operations
 Net Investment Income                    0.10    0.03    0.05             0.08
 Net Realized and Unrealized Gain
  on Investments                          0.01    0.54    1.27             1.65
                                        ------  ------  ------           ------
  Total from Investment Operations        0.11    0.57    1.32             1.73
Less Distributions
 Dividends from Net Investment Income    (0.10)  (0.06)  (0.05)           (0.08)
 Distributions from Realized Gains          --   (0.50)  (0.52)           (0.47)
                                        ------  ------  ------           ------
  Total Distributions                    (0.10)  (0.56)  (0.57)           (0.55)
                                        ------  ------  ------           ------
Net Asset Value at End of Period        $11.95  $11.94  $11.93           $11.18
                                        ======  ======  ======           ======
Total Return+                            0.97%   4.74%  11.79%           17.24%*
Net Assets at End of Period (000's)     $  299  $  331  $  210           $  133
Ratio of Gross Expenses to Average Net
 Assets                                  2.26%   2.02%   2.07%            1.48%**
Ratio of Net Expenses to Average Net
 Assets                                  1.35%   1.40%   2.07%            1.48%**
Ratio of Net Investment Income to
 Average Net Assets                      0.89%   0.66%   0.18%            1.03%**
Portfolio Turnover Rate                 44.99%  52.15%  55.15%           36.37%**
-------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO U.S. Value Fund
Class B

                                                                   April 30,1997
                                                                   (Commencement
                                            For the Year Ended    of Operations)
                                                   December 31    to December 31
                                        ----------------------------------------
                                          2000    1999    1998              1997
--------------------------------------------------------------------------------
Net Asset Value at Beginning of Period  $11.88  $11.91  $11.18            $10.00
Income (Loss) From Investment
 Operations
 Net Investment Income (Loss)             0.02   (0.01)  (0.03)             0.02
 Net Realized and Unrealized Gain on
  Investments                             0.01    0.48    1.28              1.65
                                        ------  ------  ------            ------
  Total from Investment Operations        0.03    0.47    1.25              1.67
Less Distributions
 Dividends from Net Investment Income    (0.02)     --      --             (0.02)
 Distributions from Realized Gains          --   (0.50)  (0.52)            (0.47)
                                        ------  ------  ------            ------
  Total Distributions                    (0.02)  (0.50)  (0.52)            (0.49)
                                        ------  ------  ------            ------
Net Asset Value at End of Period        $11.89  $11.88  $11.91            $11.18
                                        ======  ======  ======            ======
Total Return+                            0.24%   3.92%  11.18%            16.63%*
Net Assets at End of Period (000's)     $  567  $  747  $  628            $  221
Ratio of Gross Expenses to Average Net
 Assets                                  2.86%   2.73%   2.59%             2.29%**
Ratio of Net Expenses to Average Net
 Assets                                  2.10%   2.18%   2.59%             2.29%**
Ratio of Net Investment Income (Loss)
 to Average Net Assets                   0.14%  (0.10%) (0.35%)            0.20%**
Portfolio Turnover Rate                 44.99%  52.15%  55.15%            36.37%**
--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO High-Yield Bond Fund
Class A

                                                                     Eleven-Month
                                              For the Year Ended     Period Ended
                                                     December 31    December 31++
                                          ---------------------------------------
                                            2000    1999    1998             1997
---------------------------------------------------------------------------------
Net Asset Value at Beginning of Period    $ 8.38  $ 8.78  $ 9.12           $ 8.83
Income (Loss) from Investment Operations
 Net Investment Income                      0.66    0.69    0.72             0.69
 Net Realized and Unrealized Gain (Loss)
  on Investments                           (1.12)  (0.40)  (0.34)            0.29
                                          ------  ------  ------           ------
  Total from Investment Operations         (0.44)   0.29    0.38             0.98
Less Distributions
 Dividends from Net Investment Income      (0.66)  (0.69)  (0.72)           (0.69)
                                          ------  ------  ------           ------
Net Asset Value at End of Period          $ 7.26  $ 8.38  $ 8.78           $ 9.12
                                          ======  ======  ======           ======
Total Return+                             (5.75%)  3.52%   4.32%           12.49%*
Net Assets at End of Period (000's)       $1,144  $1,583  $2,964           $  259
Ratio of Gross Expenses to Average Net
 Assets                                    1.56%   1.35%   1.12%            1.10%**
Ratio of Net Expenses to Average Net
 Assets                                    1.30%   1.18%   1.12%            1.10%**
Ratio of Net Investment Income to
 Average Net Assets                        8.38%   8.01%   8.11%            7.65%**
Portfolio Turnover Rate                   45.10%  70.65%  64.22%           85.06%**
---------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class A) through December 31, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO High-Yield Bond Fund
Class B

                                                                     Eleven-Month
                                              For the Year Ended     Period Ended
                                                     December 31    December 31++
                                          ---------------------------------------
                                            2000    1999    1998             1997
---------------------------------------------------------------------------------
Net Asset Value at Beginning of Period    $ 8.38  $ 8.78  $ 9.12           $ 8.83
Income (Loss) from Investment Operations
 Net Investment Income                      0.60    0.63    0.64             0.63
 Net Realized and Unrealized Gain (Loss)
  on Investments                           (1.13)  (0.40)  (0.34)            0.29
                                          ------  ------  ------           ------
  Total from Investment Operations         (0.53)   0.23    0.30             0.92
Less Distributions
 Dividends from Net Investment Income      (0.60)  (0.63)  (0.64)           (0.63)
                                          ------  ------  ------           ------
Net Asset Value at End of Period          $ 7.25  $ 8.38  $ 8.78           $ 9.12
                                          ======  ======  ======           ======
Total Return+                             (2.52%)  2.73%   3.39%           11.77%*
Net Assets at End of Period (000's)       $  995  $1,599  $1,381           $  355
Ratio of Gross Expenses to Average Net
 Assets                                    2.35%   2.19%   2.06%            1.81%**
Ratio of Net Expenses to Average Net
 Assets                                    2.05%   1.97%   2.06%            1.81%**
Ratio of Net Investment Income to
 Average Net Assets                        7.73%   7.34%   7.15%            6.87%**
Portfolio Turnover Rate                   45.10%  70.65%  64.22%           85.06%**
---------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class B shares) through December 31, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO High-Yield Bond Fund
Class C

                                                                   Eight-Month
                                                                  Period Ended
                                                                 December 31++
                                                                 -------------
                                                                          2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                  $ 7.90
Income (Loss) from Investment Operations
 Net Investment Income                                                    0.39
 Net Realized and Unrealized Loss on Investments                         (0.64)
                                                                        ------
  Total from Investment Operations                                       (0.25)
Less Distributions
 Dividends from Net Investment Income                                    (0.39)
                                                                        ------
Net Asset Value at End of Period                                        $ 7.26
                                                                        ======
Total Return+                                                           (3.25%)*
Net Assets at End of Period (000's)                                     $   92
Ratio of Gross Expenses to Average Net Assets                            2.04%**
Ratio of Net Expenses to Average Net Assets                              2.04%**
Ratio of Net Investment Income to Average Net Assets                     7.61%**
Portfolio Turnover Rate                                                 45.10%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Intermediate-Term U.S. Treasury Fund
Class A

                                                                      Three-Month
                                                                     Period Ended
                                   For the Year Ended December 31     December 31
                              ---------------------------------------------------
                                  2000     1999     1998     1997            1996
---------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $  10.00  $ 10.75  $ 10.35  $ 10.11         $ 10.10
Income (Loss) From
 Investment Operations
 Net Investment Income            0.52     0.51     0.52     0.55            0.15
 Net Realized and Unrealized
  Gain (Loss) on Investments      0.50    (0.75)    0.40     0.24            0.01
                              --------  -------  -------  -------         -------
  Total from Investment
   Operations                     1.02    (0.24)    0.92     0.79            0.16
Less Distributions
 Dividends from Net
  Investment Income              (0.52)   (0.51)   (0.52)   (0.55)          (0.15)
                              --------  -------  -------  -------         -------
Net Asset Value at End of
 Period                       $  10.50  $ 10.00  $ 10.75  $ 10.35         $ 10.11
                              ========  =======  =======  =======         =======
Total Return+                   10.56%   (2.26%)   9.08%    8.03%           1.63%*
Net Assets at End of Period
 (000's)                      $  1,008  $   958  $   833  $   365         $   704
Ratio of Gross Expenses to
 Average Net Assets              1.59%    1.49%    1.40%    1.32%           1.30%**
Ratio of Net Expenses to
 Average Net Assets              1.20%    1.21%    1.40%    1.32%           1.07%**
Ratio of Net Investment
 Income to Average Net
 Assets                          5.21%    4.97%    4.84%    5.36%           6.07%**
Portfolio Turnover Rate        198.82%   13.93%    2.83%   82.36%         125.42%**
---------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Intermediate-Term U.S. Treasury Fund
Class B

                                                                      Three-Month
                                                                     Period Ended
                                   For the Year Ended December 31     December 31
                              ---------------------------------------------------
                                  2000     1999     1998     1997            1996
---------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $   9.99  $ 10.74  $ 10.35  $ 10.12         $ 10.10
Income (Loss) From
 Investment Operations
 Net Investment Income            0.45     0.43     0.45     0.48            0.14
 Net Realized and Unrealized
  Gain (Loss) on Investments      0.50    (0.75)    0.39     0.23            0.02
                              --------  -------  -------  -------         -------
  Total from Investment
   Operations                     0.95    (0.32)    0.84     0.71            0.16
Less Distributions
 Dividends from Net
  Investment Income              (0.45)   (0.43)   (0.45)   (0.48)          (0.14)
                              --------  -------  -------  -------         -------
Net Asset Value at End of
 Period                       $  10.49  $  9.99  $ 10.74  $ 10.35         $ 10.12
                              ========  =======  =======  =======         =======
Total Return+                    9.78%   (2.97%)   8.30%    7.27%           1.55%*
Net Assets at End of Period
 (000's)                      $    732  $   786  $   788  $   432         $   223
Ratio of Gross Expenses to
 Average Net Assets              2.36%    2.27%    2.00%    1.87%           1.95%**
Ratio of Net Expenses to
 Average Net Assets              1.95%    1.96%    2.00%    1.87%           1.72%**
Ratio of Net Investment
 Income to Average Net
 Assets                          4.49%    4.20%    4.28%    4.78%           5.35%**
Portfolio Turnover Rate        198.82%   13.93%    2.83%   82.36%         125.42%**
---------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO GNMA Fund
Class A and B

                                                     Class A           Class B
                                               -------------     -------------
                                                 Eight-Month       Eight-Month
                                                Period Ended      Period Ended
                                               December 31++     December 31++
                                               -------------     -------------
                                                        2000              2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period               $  9.01           $  9.01
Income From Investment Operations
 Net Investment Income                                  0.36              0.25
 Net Realized and Unrealized Gain on
  Investments                                           0.34              0.35
                                                     -------           -------
  Total from Investment Operations                      0.70              0.60
Less Distributions
 Dividends from Net Investment Income                  (0.36)            (0.25)
                                                     -------           -------
Net Asset Value at End of Period                     $  9.35           $  9.36
                                                     =======           =======
Total Return+                                          8.03%*            7.61%*
Net Assets at End of Period (000's)                  $   105           $   139
Ratio of Gross Expenses to Average Net Assets          1.27%**           1.99%**
Ratio of Net Expenses to Average Net Assets            1.20%**           1.95%**
Ratio of Net Investment Income to Average Net
 Assets                                                5.97%**           5.22%**
Portfolio Turnover Rate                              159.53%**         159.53%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class A and Class
   B shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Managed Bond Fund
Class A

                                                                     Three-Month
                                                                    Period Ended
                                  For the Year Ended December 31     December 31
                              --------------------------------------------------
                                 2000     1999     1998     1997            1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $  7.90  $  8.65  $  8.60  $  8.35         $  8.35
Income (Loss) From
 Investment Operations
 Net Investment Income           0.46     0.39     0.37     0.39            0.11
 Net Realized and Unrealized
  Gain (Loss) on Investments     0.39    (0.75)    0.30     0.25              --
                              -------  -------  -------  -------         -------
  Total from Investment
   Operations                    0.85    (0.36)    0.67     0.64            0.11
Less Distributions
 Dividends from Net
  Investment Income             (0.46)   (0.39)   (0.37)   (0.39)          (0.11)
 Distributions from Realized
  Gains                            --       --    (0.25)      --              --
                              -------  -------  -------  -------         -------
  Total Distributions           (0.46)   (0.39)   (0.62)   (0.39)          (0.11)
                              -------  -------  -------  -------         -------
Net Asset Value at End of
 Period                       $  8.29  $  7.90  $  8.65  $  8.60         $  8.35
                              =======  =======  =======  =======         =======
Total Return+                  11.19%   (4.24%)   7.87%    7.78%           1.34%*
Net Assets at End of Period
 (000's)                      $   539  $   573  $   295  $   146         $   140
Ratio of Gross Expenses to
 Average Net Assets             2.07%    1.87%    1.86%    1.45%           1.30%**
Ratio of Net Expenses to
 Average Net Assets             1.15%    1.21%    1.86%    1.45%           1.30%**
Ratio of Net Investment
 Income to Average Net
 Assets                         5.80%    4.79%    4.09%    4.68%           5.22%**
Portfolio Turnover Rate       101.84%  146.87%  132.76%  176.50%         136.29%**
--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Managed Bond Fund
Class B

                                                                     Three-Month
                                                                    Period Ended
                                  For the Year Ended December 31     December 31
                              --------------------------------------------------
                                 2000     1999     1998     1997            1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $  7.89  $  8.64  $  8.60  $  8.35         $  8.35
Income (Loss) From
 Investment Operations
 Net Investment Income           0.40     0.32     0.28     0.32            0.09
 Net Realized and Unrealized
  Gain (Loss) on Investments     0.39    (0.75)    0.29     0.25              --
                              -------  -------  -------  -------         -------
  Total from Investment
   Operations                    0.79    (0.43)    0.57     0.57            0.09
Less Distributions
 Dividends from Net
  Investment Income             (0.40)   (0.32)   (0.28)   (0.32)          (0.09)
 Distributions from Realized
  Gains                            --       --    (0.25)      --              --
                              -------  -------  -------  -------         -------
  Total Distributions           (0.40)   (0.32)   (0.53)   (0.32)          (0.09)
                              -------  -------  -------  -------         -------
Net Asset Value at End of
 Period                       $  8.28  $  7.89  $  8.64  $  8.60         $  8.35
                              =======  =======  =======  =======         =======
Total Return+                  10.39%   (4.98%)   6.67%    6.91%           1.15%*
Net Assets at End of Period
 (000's)                      $   746  $   924  $   523  $   120         $   100
Ratio of Gross Expenses to
 Average Net Assets             2.79%    2.61%    2.89%    2.23%           2.07%**
Ratio of Net Expenses to
 Average Net Assets             1.90%    1.94%    2.89%    2.23%           2.07%**
Ratio of Net Investment
 Income to Average Net
 Assets                         5.08%    4.02%    3.07%    3.79%           4.45%**
Portfolio Turnover Rate       101.84%  146.87%  132.76%  176.50%         136.29%**
--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO California Tax-Free Income Fund
Class A

                                                                    Three-Month
                                                                   Period Ended
                                 For the Year Ended December 31     December 31
                                 ----------------------------------------------
                                   2000    1999    1998    1997            1996
-------------------------------------------------------------------------------
Net Asset Value at Beginning of
 Period                          $11.05  $12.74  $12.94  $12.23          $12.07
Income (Loss) From Investment
 Operations
 Net Investment Income             0.53    0.52    0.55    0.58            0.15
 Net Realized and Unrealized
  Gain (Loss) on Investments       1.45   (1.69)   0.17    0.76            0.19
                                 ------  ------  ------  ------          ------
  Total from Investment
   Operations                      1.98   (1.17)   0.72    1.34            0.34
Less Distributions
 Dividends from Net Investment
  Income                          (0.53)  (0.52)  (0.55)  (0.58)          (0.15)
 Distributions from Realized
  Gains                              --      --   (0.37)  (0.05)          (0.03)
                                 ------  ------  ------  ------          ------
  Total Distributions             (0.53)  (0.52)  (0.92)  (0.63)          (0.18)
                                 ------  ------  ------  ------          ------
Net Asset Value at End of
 Period                          $12.50  $11.05  $12.74  $12.94          $12.23
                                 ======  ======  ======  ======          ======
Total Return+                    18.41%  (9.41%)  5.73%  11.29%           2.83%*
Net Assets at End of Period
 (000's)                         $  675  $  740  $  678  $  460          $  122
Ratio of Expenses to Average
 Net Assets                       1.05%   1.07%   1.04%   0.91%           0.89%**
Ratio of Net Investment Income
 to Average Net Assets            4.62%   4.36%   4.25%   4.52%           4.84%**
Portfolio Turnover Rate          25.84%  24.66%  38.78%   9.83%          10.52%**
-------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO California Tax-Free Income Fund
Class B

                                                                     Three-Month
                                                                    Period Ended
                                  For the Year Ended December 31     December 31
                             ---------------------------------------------------
                                2000      1999     1998     1997            1996
--------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $ 11.04  $  12.73  $ 12.93  $ 12.22          $12.07
Income (Loss) From
 Investment Operations
 Net Investment Income          0.45      0.43     0.46     0.48            0.12
 Net Realized and
  Unrealized Gain (Loss) on
  Investments                   1.45     (1.69)    0.17     0.76            0.18
                             -------  --------  -------  -------          ------
  Total from Investment
   Operations                   1.90     (1.26)    0.63     1.24            0.30
Less Distributions
 Dividends from Net
  Investment Income            (0.45)    (0.43)   (0.46)   (0.48)          (0.12)
 Distributions from
  Realized Gains                  --        --    (0.37)   (0.05)          (0.03)
                             -------  --------  -------  -------          ------
  Total Distributions          (0.45)    (0.43)   (0.83)   (0.53)          (0.15)
                             -------  --------  -------  -------          ------
Net Asset Value at End of
 Period                      $ 12.49  $  11.04  $ 12.73  $ 12.93          $12.22
                             =======  ========  =======  =======          ======
Total Return+                 17.63%   (10.07%)   4.98%   10.46%           2.56%*
Net Assets at End of Period
 (000's)                     $ 1,176  $    799  $   927  $   501          $  101
Ratio of Expenses to
 Average Net Assets            1.72%     1.80%    1.76%    1.63%           1.64%**
Ratio of Net Investment
 Income to Average Net
 Assets                        3.88%     3.63%    3.45%    3.71%           4.08%**
Portfolio Turnover Rate       25.84%    24.66%   38.78%    9.83%          10.52%**
--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Municipal Bond Fund
Class A

                                                                     Three-Month
                                                                    Period Ended
                                  For the Year Ended December 31     December 31
                              --------------------------------------------------
                                 2000     1999     1998     1997            1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $ 12.90  $ 14.45  $ 14.53  $ 13.99          $13.82
Income (Loss) From
 Investment Operations
 Net Investment Income           0.65     0.64     0.66     0.68            0.18
 Net Realized and Unrealized
  Gain (Loss) on Investments     1.07    (1.55)    0.16     0.70            0.17
                              -------  -------  -------  -------          ------
  Total from Investment
   Operations                    1.72    (0.91)    0.82     1.38            0.35
Less Distributions
 Dividends from Net
  Investment Income             (0.65)   (0.64)   (0.66)   (0.68)          (0.18)
 Distributions from Realized
  Gains                            --       --    (0.24)   (0.16)             --
                              -------  -------  -------  -------          ------
  Total Distributions           (0.65)   (0.64)   (0.90)   (0.84)          (0.18)
                              -------  -------  -------  -------          ------
Net Asset Value at End of
 Period                       $ 13.97  $ 12.90  $ 14.45  $ 14.53          $13.99
                              =======  =======  =======  =======          ======
Total Return+                  13.76%   (6.47%)   5.75%   10.17%           2.52%*
Net Assets at End of Period
 (000's)                      $ 1,052  $   929  $   946  $   390          $  311
Ratio of Expenses to Average
 Net Assets                     0.97%    0.98%    0.98%    0.95%           0.82%**
Ratio of Net Investment
 Income to Average Net
 Assets                         4.96%    4.66%    4.51%    4.86%           5.04%**
Portfolio Turnover Rate        32.18%   16.84%   20.80%   13.52%           6.66%**
--------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Municipal Bond Fund
Class B

                                                                    Three-Month
                                                                   Period Ended
                                 For the Year Ended December 31     December 31
                                 ----------------------------------------------
                                   2000    1999    1998    1997            1996
-------------------------------------------------------------------------------
Net Asset Value at Beginning of
 Period                          $12.88  $14.43  $14.52  $13.98          $13.82
Income (Loss) From Investment
 Operations
 Net Investment Income             0.56    0.54    0.57    0.60            0.15
 Net Realized and Unrealized
  Gain (Loss) on Investments       1.06   (1.55)   0.15    0.70            0.16
                                 ------  ------  ------  ------          ------
  Total from Investment
   Operations                      1.62   (1.01)   0.72    1.30            0.31
Less Distributions
 Dividends from Net Investment
  Income                          (0.56)  (0.54)  (0.57)  (0.60)          (0.15)
 Distributions from Realized
  Gains                              --      --   (0.24)  (0.16)             --
                                 ------  ------  ------  ------          ------
  Total Distributions             (0.56)  (0.54)  (0.81)  (0.76)          (0.15)
                                 ------  ------  ------  ------          ------
Net Asset Value at End of
 Period                          $13.94  $12.88  $14.43  $14.52          $13.98
                                 ======  ======  ======  ======          ======
Total Return+                    12.87%  (7.14%)  5.08%   9.56%           2.27%*
Net Assets at End of Period
 (000's)                         $  686  $1,322  $1,375  $  502          $  112
Ratio of Expenses to Average
 Net Assets                       1.71%   1.70%   1.61%   1.53%           1.50%**
Ratio of Net Investment Income
 to Average Net Assets            4.24%   3.94%   3.89%   4.22%           4.42%**
Portfolio Turnover Rate          32.18%  16.84%  20.80%  13.52%           6.66%**
-------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Money Market Fund
Class A

                                                                    Three-Month
                                                                   Period Ended
                                 For the Year Ended December 31     December 31
                               ------------------------------------------------
                                    2000    1999    1998   1997            1996
-------------------------------------------------------------------------------
Net Asset Value at Beginning of
 Period                           $ 1.00  $ 1.00  $ 1.00  $1.00           $1.00
Income From Investment
 Operations
 Net Investment Income              0.06    0.05    0.05   0.05            0.01
Less Distributions
 Dividends from Net Investment
  Income                           (0.06)  (0.05)  (0.05) (0.05)          (0.01)
                                  ------  ------  ------  -----           -----
Net Asset Value at End of Period  $ 1.00  $ 1.00  $ 1.00  $1.00           $1.00
                                  ======  ======  ======  =====           =====
Total Return                       5.91%   4.64%   4.92%  4.97%           1.21%*
Net Assets at End of Period
 (000's)                          $4,532  $3,554  $2,186  $ 537           $ 295
Ratio of Gross Expenses to
 Average Net Assets                1.04%   1.00%   0.92%  0.72%           0.55%**
Ratio of Net Expenses to Average
 Net Assets                        0.80%   0.80%   0.92%  0.72%           0.55%**
Ratio of Net Investment Income
 to Average Net Assets             5.88%   4.60%   4.87%  4.91%           5.01%**
-------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Money Market Fund
Class B

                                                                    Three-Month
                                                                   Period Ended
                                 For the Year Ended December 31     December 31
                            ---------------------------------------------------
                               2000     1999     1998      1997            1996
-------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period        $  1.00  $  1.00  $  1.00  $   1.00           $1.00
Income From Investment
 Operations
 Net Investment Income         0.06     0.05     0.05      0.05            0.01
Less Distributions
 Dividends from Net
  Investment Income           (0.06)   (0.05)   (0.05)    (0.05)          (0.01)
                            -------  -------  -------  --------           -----
Net Asset Value at End of
 Period                     $  1.00  $  1.00  $  1.00  $   1.00           $1.00
                            =======  =======  =======  ========           =====
Total Return                  5.93%    4.65%    4.76%  $  4.94%           1.21%*
Net Assets at End of
 Period (000's)             $   742  $   979  $   670  $    414           $ 106
Ratio of Gross Expenses to
 Average Net Assets           1.13%    1.08%    1.05%     0.78%           0.54%**
Ratio of Net Expenses to
 Average Net Assets           0.80%    0.82%    1.05%     0.78%           0.54%**
Ratio of Net Investment
 Income to Average Net
 Assets                       5.78%    4.56%    4.71%     4.85%           4.96%**
-------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Money Market Fund
Class C

                                                                   Eight-Month
                                                                  Period Ended
                                                                  December 31+
                                                                  ------------
                                                                          2000
------------------------------------------------------------------------------
Net Asset Value at Beginning of Period                                   $1.00
Income From Investment Operations
 Net Investment Income                                                    0.04
                                                                         -----
Less Distributions
 Dividends from Net Investment Income                                    (0.04)
                                                                         -----
Net Asset Value at End of Period                                         $1.00
                                                                         =====
Total Return                                                             4.08%*
Net Assets at End of Period (000's)                                      $ 100
Ratio of Gross Expenses to Average Net Assets                            0.98%**
Ratio of Net Expenses to Average Net Assets                              0.80%**
Ratio of Net Investment Income to Average Net Assets                     5.93%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements

1. GENERAL
   This financial report is on the 15 SAFECO Mutual Funds that issue Class A, B and C shares. Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
  SAFECO Common Stock Trust
    SAFECO Growth Opportunities Fund (formerly the Growth Fund)
    SAFECO Equity Fund
    SAFECO Dividend Income Fund (formerly the Income Fund)
    SAFECO Northwest Fund
    SAFECO Balanced Fund
    SAFECO International Stock Fund
    SAFECO Small Company Value Fund (formerly the Small Company Stock Fund) SAFECO U.S. Value Fund
  SAFECO Taxable Bond Trust
    SAFECO High-Yield Bond Fund
    SAFECO Intermediate-Term U.S. Treasury Fund
    SAFECO GNMA Fund
  SAFECO Managed Bond Trust
    SAFECO Managed Bond Fund
  SAFECO Tax-Exempt Bond Trust
    SAFECO Municipal Bond Fund
    SAFECO California Tax-Free Income Fund
  SAFECO Money Market Trust
    SAFECO Money Market Fund
   Effective May 1, 2000, the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Fund, SAFECO High-Yield Fund, and SAFECO Money Market Fund began issuing a new class of shares--Class C shares. Also effective May 1, 2000, the GNMA Fund began issuing two new classes of shares--Class A and Class B shares. Each of the Funds now offers up to four classes of shares:
  * No-Load shares--sold directly to shareholders with no associated sales charges.
  * Class A, B, and C shares--sold by financial advisors to shareholders with associated sales and distribution charges.
Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of 0.25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.
   Security Valuation. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments are valued at amortized cost which approximates market.
   Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
   Income Recognition. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments daily.
   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15th, 2000, and will require investment companies to amortize premiums and discounts on fixed income securities using the interest method. The Funds currently amortize premiums and discounts on fixed income securities as noted above. Upon adoption in 2001, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums and discounts. The adjustment resulting from this change in accounting policy will not impact total net assets. For the Balanced, High-Yield and GNMA Funds, net investment income will be decreased by $2,224, $47,161 and $7,431, respectively, with a corresponding increase to unrealized appreciation. For the Intermediate-Term U.S. Treasury Fund, net investment income will increase by $4,851 with a corresponding decrease to unrealized appreciation.
   Dividends and Distributions to Shareholders. For the Growth Opportunities, Northwest, International Stock, and Small Company Value Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Dividend Income, Balanced, and U.S. Value Funds, net investment income (if any) is

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

distributed as of the last business day of March, June, September and December. Net investment income for the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December. Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts and wash sale deferrals. Undistributed/overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.
   Foreign Currency Translation. The accounting records of the International Stock Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   Foreign Exchange Contracts. The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
   Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions (excluding short-term securities) during the year ended December 31, 2000:

(In Thousands)                                           Purchases         Sales
--------------------------------------------------------------------------------
Growth Opportunities Fund                                 $467,238    $  678,176
Equity Fund                                                609,763     1,165,316
Dividend Income Fund                                       107,484       173,582
Northwest Fund                                              89,342        48,590
International Stock Fund                                    15,846        12,800
Balanced Fund                                               12,659        17,740
Small Company Value Fund                                    29,044        32,907
U.S. Value Fund                                              4,258         5,821
High-Yield Bond Fund                                        26,802        41,166
Intermediate-Term U.S. Treasury Fund                        39,630        41,417
GNMA Fund                                                   59,259        61,720
Managed Bond Fund                                            7,790         9,095
California Tax-Free Income Fund                             28,095        22,789
Municipal Bond Fund                                        149,949       156,747
--------------------------------------------------------------------------------

Purchases include $3,969, $39,630, and $3,480 of U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.
Sales include $6,098, $41,417, and $5,438 of U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

4. COMMITMENTS
   At December 31, 2000, the International Stock Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                    U.S. Dollar       Unrealized
            Currency   In Exchange   Settlement     Value as of     Appreciation
     to be Delivered           For         Date   Dec. 31, 2000   (Depreciation)
--------------------------------------------------------------------------------
41,334  Japanese Yen          $379      2/07/01            $363              $16
31,304  Japanese Yen           286      1/31/01             275               11
20,615  Japanese Yen           188      1/24/01             181                7
                              ----                         ----              ---
                              $853                         $819              $34
                              ====                         ====              ===

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


5. TRUST SHARE TRANSACTIONS
   Following is a summary of transactions in Trust shares and the related amounts (in thousands):

                      No-Load              Class A            Class B         Class C
               ----------------------  -----------------  ----------------  ------------
                                                                            Eight-Month*
                                                                            Period Ended
                           For the Year Ended December 31                    December 31
                    2000         1999     2000      1999     2000     1999          2000
----------------------------------------------------------------------------------------
                                SAFECO GROWTH OPPORTUNITIES FUND
----------------------------------------------------------------------------------------
Shares:
 Sales            23,371       26,975      586       536       74      211             6
 Reinvestments        --           --       --        --       --       --            --
 Redemptions     (29,803)     (53,419)    (601)     (835)    (144)    (264)            1
               ---------  -----------  -------  --------  -------  -------          ----
 Net Change       (6,432)     (26,444)     (15)     (299)     (70)     (53)            7
               =========  ===========  =======  ========  =======  =======          ====
Amounts:
 Sales         $ 550,944  $   571,275  $13,809  $ 11,412  $ 1,677  $ 4,371          $134
 Reinvestments        --           --       --        --       --       --            --
 Redemptions    (704,195)  (1,122,733) (14,084)  (17,563)  (3,316)  (5,306)           (5)
               ---------  -----------  -------  --------  -------  -------          ----
 Net Change    $(153,251) $  (551,458) $   275  $ (6,151) $(1,639) $  (935)         $129
               =========  ===========  =======  ========  =======  =======          ====
----------------------------------------------------------------------------------------
                                       SAFECO EQUITY FUND
----------------------------------------------------------------------------------------
Shares:
 Sales             8,389       22,947      665       784      126      540             6
 Reinvestments     2,273        4,755       78       132       29       57            --
 Redemptions     (31,296)     (25,424)    (722)     (518)    (342)    (156)           --
               ---------  -----------  -------  --------  -------  -------          ----
 Net Change      (20,634)       2,278       21       398     (187)     441             6
               =========  ===========  =======  ========  =======  =======          ====
Amounts:
 Sales         $ 193,459  $   559,406  $15,191  $ 19,136  $ 2,868  $13,214          $133
 Reinvestments    47,690      114,357    1,625     3,189      583    1,359            --
 Redemptions    (715,869)    (622,327) (16,459)  (12,760)  (7,761)  (3,793)           --
               ---------  -----------  -------  --------  -------  -------          ----
 Net Change    $(474,720) $    51,436  $   357  $  9,565  $(4,310) $10,780          $133
               =========  ===========  =======  ========  =======  =======          ====
----------------------------------------------------------------------------------------
                                   SAFECO DIVIDEND INCOME FUND
----------------------------------------------------------------------------------------
Shares:
 Sales               953        1,419        5        41        4       35             5
 Reinvestments       186          717        1         4        1        4            --
 Redemptions      (4,146)      (5,594)     (44)      (42)     (36)     (27)           --
               ---------  -----------  -------  --------  -------  -------          ----
 Net Change       (3,007)      (3,458)     (38)        3      (31)      12             5
               =========  ===========  =======  ========  =======  =======          ====
Amounts:
 Sales         $  19,667  $    32,738  $   109  $    951  $    92  $   808          $100
 Reinvestments     3,844       16,035       17        92       12       98            --
 Redemptions     (85,935)    (127,793)    (930)     (944)    (750)    (618)           --
               ---------  -----------  -------  --------  -------  -------          ----
 Net Change    $ (62,424) $   (79,020) $  (804) $     99  $  (646) $   288          $100
               =========  ===========  =======  ========  =======  =======          ====
----------------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                    No-Load           Class A         Class B        Class C
               ------------------  --------------  --------------  ------------
                                                                   Eight-Month*
                                                                   Period Ended
                      For the Year Ended December 31                December 31
                   2000      1999    2000    1999    2000    1999          2000
-------------------------------------------------------------------------------
                                 SAFECO NORTHWEST FUND
-------------------------------------------------------------------------------
Shares:
 Sales            2,996     1,370     182      78     147      49             5
 Reinvestments       --       238      --      13      --      14            --
 Redemptions     (1,760)   (1,343)    (57)    (26)    (27)    (16)           (1)
               --------  --------  ------  ------  ------  ------          ----
 Net Change       1,236       265     125      65     120      47             4
               ========  ========  ======  ======  ======  ======          ====
Amounts:
 Sales         $ 78,669  $ 29,203  $4,610  $1,632  $3,629  $1,006          $131
 Reinvestments       --     6,029      --     331      --     342            --
 Redemptions    (44,313)  (26,814) (1,322)   (491)   (656)   (314)           (6)
               --------  --------  ------  ------  ------  ------          ----
 Net Change    $ 34,356  $  8,418  $3,288  $1,472  $2,973  $1,034          $125
               ========  ========  ======  ======  ======  ======          ====
-------------------------------------------------------------------------------
                            SAFECO INTERNATIONAL STOCK FUND
-------------------------------------------------------------------------------
Shares:
 Sales            5,115     3,678     145      47      40      35             7
 Reinvestments       99        --       5      --       5      --            --
 Redemptions     (5,077)   (3,179)   (121)    (23)    (22)    (11)           --
               --------  --------  ------  ------  ------  ------          ----
 Net Change         137       499      29      24      23      24             7
               ========  ========  ======  ======  ======  ======          ====
Amounts:
 Sales         $ 81,126  $ 52,012  $2,329  $  654  $  639  $  482          $111
 Reinvestments    1,402        --      71      --      72      --            --
 Redemptions    (80,848)  (45,086) (1,947)   (316)   (337)   (153)           --
               --------  --------  ------  ------  ------  ------          ----
 Net Change    $  1,680  $  6,926  $  453  $  338  $  374  $  329          $111
               ========  ========  ======  ======  ======  ======          ====
-------------------------------------------------------------------------------
                                  SAFECO BALANCED FUND
-------------------------------------------------------------------------------
Shares:
 Sales              169       453      26     176      20      93
 Reinvestments       21        44       4       7       3       7
 Redemptions       (485)     (539)    (99)    (39)    (81)    (52)
               --------  --------  ------  ------  ------  ------
 Net Change        (295)      (42)    (69)    144     (58)     48
               ========  ========  ======  ======  ======  ======
Amounts:
 Sales         $  1,953  $  5,531  $  299  $2,126  $  226  $1,129
 Reinvestments      248       527      49      75      36      81
 Redemptions     (5,564)   (6,605) (1,141)   (469)   (922)   (636)
               --------  --------  ------  ------  ------  ------
 Net Change    $ (3,363) $   (547) $ (793) $1,732  $ (660) $  574
               ========  ========  ======  ======  ======  ======
-------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                     No-Load              Class A           Class B
                ---------------------   ---------------   --------------
                        For the Year Ended December 31
                    2000        1999     2000     1999     2000     1999
------------------------------------------------------------------------
               SAFECO SMALL COMPANY VALUE FUND
------------------------------------------------------------------------
Shares:
 Sales             1,015       3,426       18       33       29       40
 Reinvestments        --          --       --       --       --       --
 Redemptions      (1,330)     (4,351)     (30)     (59)     (31)     (31)
                --------    --------    -----    -----    -----    -----
 Net Change         (315)       (925)     (12)     (26)      (2)       9
                ========    ========    =====    =====    =====    =====
Amounts:
 Sales          $ 12,628    $ 36,187    $ 220    $ 347    $ 347    $ 405
 Reinvestments        --          --       --       --       --       --
 Redemptions     (16,582)    (45,805)    (364)    (619)    (380)    (311)
                --------    --------    -----    -----    -----    -----
 Net Change     $ (3,954)   $ (9,618)   $(144)   $(272)   $ (33)   $  94
                ========    ========    =====    =====    =====    =====
------------------------------------------------------------------------
                    SAFECO U.S. VALUE FUND
------------------------------------------------------------------------
Shares:
 Sales                59         163        7       15        8       16
 Reinvestments         3          17        1        1       --        2
 Redemptions        (117)       (189)     (11)      (5)     (23)      (8)
                --------    --------    -----    -----    -----    -----
 Net Change         (115)         (9)      (3)      11      (15)      10
                ========    ========    =====    =====    =====    =====
Amounts:
 Sales          $    673    $  2,043    $  86    $ 179    $  88    $ 196
 Reinvestments        32         202        2        9       --       25
 Redemptions      (2,009)     (2,315)    (117)     (63)    (262)     (95)
                --------    --------    -----    -----    -----    -----
 Net Change     $ (1,304)   $    (70)   $ (29)   $ 125    $(174)   $ 126
                ========    ========    =====    =====    =====    =====
------------------------------------------------------------------------
                    SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
------------------------------------------------------------------------
Shares:
 Sales               232         666       17       58       10       55
 Reinvestments        56          65        4        4        3        3
 Redemptions        (391)     (1,059)     (21)     (43)     (22)     (53)
                --------    --------    -----    -----    -----    -----
 Net Change         (103)       (328)      --       19       (9)       5
                ========    ========    =====    =====    =====    =====
Amounts:
 Sales          $  2,362    $  6,902    $ 168    $ 599    $ 107    $ 574
 Reinvestments       566         669       42       37       26       31
 Redemptions      (3,927)    (11,013)    (207)    (448)    (217)    (545)
                --------    --------    -----    -----    -----    -----
 Net Change     $   (999)   $ (3,442)   $   3    $ 188    $ (84)   $  60
                ========    ========    =====    =====    =====    =====

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                     No-Load             Class A            Class B         Class C
               --------------------  -----------------  ----------------  ------------
                                                                          Eight-Month*
                                                                          Period Ended
                          For the Year Ended December 31                   December 31
                    2000       1999      2000     1999     2000     1999          2000
--------------------------------------------------------------------------------------
                                  SAFECO HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------------
Shares:
 Sales             5,262      7,351        84      127       23      129            13
 Reinvestments       438        523         9       14       11       15            --
 Redemptions      (6,895)    (8,235)     (125)    (290)     (88)    (110)           --
               ---------  ---------  --------  -------  -------  -------          ----
 Net Change       (1,195)      (361)      (32)    (149)     (54)      34            13
               =========  =========  ========  =======  =======  =======          ====
Amounts:
 Sales         $  41,024  $  63,720  $    662  $ 1,097  $   183  $ 1,136          $100
 Reinvestments     3,388      4,482        73      122       82      123            --
 Redemptions     (54,150)   (71,244)     (985)  (2,488)    (691)    (927)           --
               ---------  ---------  --------  -------  -------  -------          ----
 Net Change    $  (9,738) $  (3,042) $   (250) $(1,269) $  (426) $   332          $100
               =========  =========  ========  =======  =======  =======          ====
--------------------------------------------------------------------------------------
                                   SAFECO MONEY MARKET FUND
--------------------------------------------------------------------------------------
Shares:
 Sales           463,306    468,818    14,286    8,404      760    2,303           134
 Reinvestments    12,594      9,827       192      157       37       41            --
 Redemptions    (469,631)  (467,192)  (13,500)  (7,193)  (1,034)  (2,035)          (34)
               ---------  ---------  --------  -------  -------  -------          ----
 Net Change        6,269     11,453      (978)   1,368     (237)     309           100
               =========  =========  ========  =======  =======  =======          ====
Amounts:
 Sales         $ 463,306  $ 468,818  $ 14,286  $ 8,404  $   760  $ 2,303          $134
 Reinvestments    12,594      9,827       192      157       37       41            --
 Redemptions    (469,631)  (467,192)  (13,500)  (7,193)  (1,034)  (2,035)          (34)
               ---------  ---------  --------  -------  -------  -------          ----
 Net Change    $  (6,269) $  11,453  $   (978) $ 1,368  $  (237) $   309          $100
               =========  =========  ========  =======  =======  =======          ====
--------------------------------------------------------------------------------------

                                      SAFECO GNMA FUND
                   --------------------------------------------------------------------
                              No-Load                    Class A             Class B
                   -----------------------------      ------------         ------------
                                                      Eight-Month*         Eight-Month*
                          For the Year Ended          Period Ended         Period Ended
                                 December 31           December 31          December 31
                      2000              1999                  2000                 2000
---------------------------------------------------------------------------------------
Shares:
 Sales                 387             1,131                    11                   15
 Reinvestments         195               200                    --                   --
 Redemptions          (878)           (1,367)                   --                   --
                   -------          --------                  ----                 ----
 Net Change           (296)              (36)                   11                   15
                   =======          ========                  ====                 ====
Amounts:
 Sales             $ 3,325          $ 10,681                  $102                 $135
 Reinvestments       1,780             1,869                    --                   --
 Redemptions        (7,960)          (12,785)                   --                   --
                   -------          --------                  ----
 Net Change        $(2,855)         $   (235)                 $102                 $135
                   =======          ========                  ====                 ====
---------------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class A, B, and C shares) through December 31, 2000.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                        No-Load                   Class A               Class B
                 --------------------------    ------------------    ----------------
                            For the Year Ended December 31
                      2000           1999       2000       1999       2000       1999
-------------------------------------------------------------------------------------
                               SAFECO MANAGED BOND FUND
-------------------------------------------------------------------------------------
Shares:
 Sales                  81            259         42         44          7         69
 Reinvestments          20             19          3          2          4          3
 Redemptions          (242)          (202)       (53)        (7)       (38)       (16)
                 ---------      ---------      -----      -----      -----      -----
 Net Change           (141)            76         (8)        39        (27)        56
                 =========      =========      =====      =====      =====      =====
Amounts:
 Sales           $     656      $   2,143      $ 339      $ 354      $  54      $ 578
 Reinvestments         163            155         24         15         32         27
 Redemptions        (1,940)        (1,661)      (421)       (58)      (302)      (136)
                 ---------      ---------      -----      -----      -----      -----
 Net Change      $  (1,121)     $     637      $ (58)     $ 311      $(216)     $ 469
                 =========      =========      =====      =====      =====      =====
-------------------------------------------------------------------------------------
                        SAFECO CALIFORNIA TAX-FREE INCOME FUND
-------------------------------------------------------------------------------------
Shares:
 Sales               3,650          2,144          1         30         28         14
 Reinvestments         286            321          2          3          3          2
 Redemptions        (3,301)        (3,524)       (16)       (19)        (8)       (17)
                 ---------      ---------      -----      -----      -----      -----
 Net Change           (635)        (1,059)       (13)        14         23         (1)
                 =========      =========      =====      =====      =====      =====
Amounts:
 Sales           $  42,821      $  26,624      $  11      $ 384      $ 320      $ 176
 Reinvestments       3,328          3,849         24         30         30         26
 Redemptions       (38,081)       (42,290)      (183)      (225)      (100)      (198)
                 ---------      ---------      -----      -----      -----      -----
 Net Change      $  (8,068)     $ (11,817)     $(148)     $ 189      $ 250      $   4
                 =========      =========      =====      =====      =====      =====
-------------------------------------------------------------------------------------
                              SAFECO MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------
Shares:
 Sales               6,861          6,634         22          9          5         27
 Reinvestments       1,204          1,231          1          1          2          3
 Redemptions        (8,738)        (8,766)       (20)        (3)       (60)       (22)
                 ---------      ---------      -----      -----      -----      -----
 Net Change           (673)          (901)         3          7        (53)         8
                 =========      =========      =====      =====      =====      =====
Amounts:
 Sales           $  90,639      $  92,371      $ 300      $ 125      $  60      $ 369
 Reinvestments      16,033         16,926         16         18         24         43
 Redemptions      (115,098)      (120,196)      (262)       (47)      (779)      (294)
                 ---------      ---------      -----      -----      -----      -----
 Net Change      $  (8,426)     $ (10,899)     $  54      $  96      $(695)     $ 118
                 =========      =========      =====      =====      =====      =====
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


6. COMPONENTS OF NET ASSETS
   At December 31, 2000, the components of net assets were as follows:

                     GROWTH OPPORTUNITIES          EQUITY   DIVIDEND INCOME       NORTHWEST
(In Thousands)                       FUND            FUND              FUND            FUND
-------------------------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments and
 Forward Contracts in
 Which There is an
 Excess of Value Over
 Identified Cost                $ 170,644      $  559,372          $ 71,259        $ 42,011
Aggregate Gross
 Unrealized Depreciation
 on Investments and
 Forward Contracts in
 Which There is an
 Excess of Identified
 Cost Over Value                 (222,323)       (126,787)          (19,815)        (18,695)
                                ---------      ----------          --------        --------
Net Unrealized
 Appreciation
 (Depreciation)                   (51,679)        432,585            51,444          23,316
Accumulated Net Realized
 Loss on Investments:
Wash Sale Deferral*                   (14)             --                --             (11)
Other**                               (36)             --              (462)           (167)
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)               727,817       1,060,882           168,794          98,148
                                ---------      ----------          --------        --------
Net Assets at December
 31, 2000                       $ 676,088      $1,493,467          $219,776        $121,286
                                =========      ==========          ========        ========

                                   INTERNATIONAL     BALANCED    SMALL COMPANY   U.S. VALUE
(In Thousands)                        STOCK FUND         FUND       VALUE FUND         FUND
-------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on Investments
 and Forward Contracts in
 Which There Is an Excess of
 Value Over Identified Cost              $ 8,372      $ 2,254          $ 3,576       $1,731
Aggregate Gross Unrealized
 Depreciation on Investments
 and Forward Contracts in
 Which There is an Excess of
 Identified Cost Over Value               (1,880)        (430)          (5,237)        (337)
                                         -------      -------          -------       ------
Net Unrealized Appreciation
 (Depreciation)                            6,492        1,824           (1,661)       1,394
Accumulated Net Realized Loss
 on Investments:
Wash Sale Deferral*                         (292)          (3)              --           --
Other**                                       --         (401)          (6,568)        (256)
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                              29,831       17,089           32,697        8,269
                                         -------      -------          -------       ------
Net Assets at December 31,
 2000                                    $36,031      $18,509          $24,468       $9,407
                                         =======      =======          =======       ======
-------------------------------------------------------------------------------------------

 * Represents accumulated realized losses not currently available to offset future distributions
** At December 31, 2000, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows.

                                                               Amounts
                                                               (000's)     Expiration Dates
                                                               -------     ----------------
   Growth Opportunities Fund                                    $   36                 2008
   Dividend Income Fund                                            462                 2008
   Northwest Fund                                                  167                 2008
   Balanced Fund                                                   401                 2008
   Small Company Value Fund                                      6,568            2006-2007
   U.S. Value Fund                                                 256                 2008

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


6. COMPONENTS OF NET ASSETS (continued)

                                          INTERMEDIATE-TERM
                                  HIGH-YIELD       U.S. TREASURY        GNMA      MANAGED
(In Thousands)                     BOND FUND                FUND        FUND    BOND FUND
-----------------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on Investments
 in Which There Is an Excess
 of Value Over Identified
 Cost                                $   670             $   724     $   845       $  122
Aggregate Gross Unrealized
 Depreciation on Investments
 in Which There Is an Excess
 of Identified Cost Over
 Value                                (8,358)                 (4)       (159)         (20)
                                     -------             -------        -------    ------
Net Unrealized Appreciation
 (Depreciation)                       (7,688)                720         686          102
Accumulated Net Realized Loss
 on Investments*                      (6,255)               (602)     (3,097)        (356)
Paid in Capital (Par Value
 $.001, Unlimited Shares
 Authorized)                          70,714              20,590      40,219        7,495
                                     -------             -------     -------       ------
Net Assets at December 31,
 2000                                $56,771             $20,708     $37,808       $7,241
                                     =======             =======     =======       ======

                                              CALIFORNIA                   MONEY
                                                TAX-FREE    MUNICIPAL     MARKET
(In Thousands)                               INCOME FUND    BOND FUND       FUND
--------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation on
 Investments in Which There Is an Excess of
 Value Over Identified Cost                     $  8,440     $ 52,336   $     --
Aggregate Gross Unrealized Depreciation on
 Investments in Which There Is an Excess of
 Identified Cost Over Value                         (648)      (6,033)        --
                                                --------     --------   --------
Net Unrealized Appreciation                        7,792       46,303         --
Accumulated Net Realized Gain (Loss) on
 Investments*                                     (2,602)      (2,581)        --
Paid in Capital (Par Value $.001, Unlimited
 Shares Authorized)                              101,649      457,847    247,569
                                                --------     --------   --------
Net Assets at December 31, 2000                 $106,839     $501,569   $247,569
                                                ========     ========   ========
--------------------------------------------------------------------------------

* At December 31, 2000, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                     Amounts
                                                     (000's)    Expiration Dates
                                                     -------    ----------------
   High-Yield Bond Fund                               $6,255           2004-2008
   Intermediate-Term U.S. Treasury Fund                  602           2001-2008
   GNMA Fund                                           3,097           2001-2008
   Managed Bond Fund                                     356           2007-2008
   California Tax-Free Income Fund                     2,602           2007-2008
   Municipal Bond Fund                                 2,581           2007-2008

7. NET INVESTMENT LOSS
   The Growth Opportunities, Northwest, and Small Company Value Funds had net investment losses for the year ended December 31, 2000. These amounts were recorded as a reduction of paid in capital.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


8. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

Growth Opportunities, Equity,
 Dividend Income, Northwest,
 Balanced and U.S. Value
 Funds:
 First $250 million                   .70%
 Next $500 million                    .65
 Next $500 million                    .60
 Over $1.25 billion                   .55

International Stock Fund:
 First $250 million                  1.00%
 Next $500 million                    .90
 Over $750 million                    .80

Small Company Value Fund:
 First $250 million                   .75%
 Next $500 million                    .70
 Next $500 million                    .65
 Over $1.25 billion                   .60

High-Yield Bond Fund:
 First $250 million                   .65%
 Next $500 million                    .55
 Over $750 million                    .50

Intermediate-Term U.S. Treasury
 and GNMA Fund
 First $250 million                   .55%
 Next $500 million                    .50
 Next $500 million                    .45
 Over $1.25 billion                   .40

Managed Bond Fund
 First $750 million                   .50%
 Next $500 million                    .45
 Over $1.25 billion                   .40

Municipal and California Bond Funds:
 First $250 million                   .55%
 Next $500 million                    .45
 Over $750 million                    .40

Money Market Fund:
 First $250 million                   .50%
 Next $500 million                    .45
 Next $500 million                    .40
 Over $1.25 billion                   .35

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percentage of each day's net assets, which, on an annual basis is as follows:

Fund Accounting:
 First $200 million                   .04%
 Over $200 million                    .01

Fund Administration:
 First $200 million                   .05%
 Over $200 million                    .01

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

   Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.
   Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2000, the High-Yield Bond and Tax-Free Money Market Funds had 6.46% notes payable to American States Economy for $170,000 and $125,000, respectively. The notes were repaid on January 2, 2001.
   Line of Credit. The Trusts, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 2000.
   Affiliate Ownership. At December 31, 2000, SAFECO Insurance Company of America owned 450,000 shares (8% of outstanding shares) of the Northwest Fund, and 500,000 shares (26%) of the Intermediate-Term U.S. Treasury Fund. During the same period SAFECO Asset Management Company owned 694,490 shares (27%) of the International Stock Fund, 519,268 shares (34%) of the Balanced Fund, 500,000 shares (64%) of the U.S. Value Fund, and 452,103 shares (52%) of the Managed Bond Fund.
   Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) which exceed, on an annual basis, 0.30% of the average daily net assets for the Money Market Fund and 0.40% for all other Funds.
   Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the year ended December 31, 2000:

                                                                     Commissions
(In Thousands)                                                          Retained
--------------------------------------------------------------------------------
Growth Opportunities Fund                                                   $114
Equity Fund                                                                   93
Dividend Income Fund                                                           2
Northwest Fund                                                                70
International Stock Fund                                                       6
Balanced Fund                                                                  6
Small Company Value Fund                                                       3
U.S. Value Fund                                                                1
High-Yield Bond Fund                                                          10
Intermediate-Term U.S. Treasury Fund                                           2
Managed Bond Fund                                                              3
California Tax-Free Income Fund                                                2
Municipal Bond Fund                                                            9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


9.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Opportunities Fund because the Fund owned at least 5% of the company's voting securities during the year ended December 31, 2000.

(In Thousands)                     Shares at                                  Shares at                     Market Value of
                                   Beginning                                        End                          Affiliates
Security                           of Period     Additions     Reductions     of Period     Dividends     December 31, 2000
---------------------------------------------------------------------------------------------------------------------------
American Coin
 Merchandising, Inc.                     357            --           (357)           --            --              $     --
American Healthways,
 Inc.                                    553            --             --           553            --                 6,355
Anesta Corp.                             759            38           (797)           --            --                    --
Blue Rhino Corp.                         624            --           (624)           --            --                    --
BNC Mortgage, Inc.                       417            --           (417)           --            --                    --
Concepts Direct, Inc.                    480            --             --           480            --                 1,379
Conceptus, Inc.                           --         1,222             --         1,222            --                16,036
DAMARK International,
 Inc.                                    715            10            (63)          662            --                 3,933
Dura Pharmaceuticals,
 Inc.                                  2,306            --         (2,306)           --            --                    --
Dynamex, Inc.                            611            --           (611)           --            --                    --
Emisphere Technologies,
 Inc.                                    984            82           (849)          217*           --                    --
Endocare, Inc.
 (Illiquid)                               --           806             --           806            --                  9327**
FTI Consulting, Inc.                      --           650             --           650            --                 6,657
French Fragrances, Inc.                  925            --             (7)          918            --                11,077
Funco, Inc.                              354            --           (354)           --            --                    --
Hall, Kinion &
 Associates, Inc.                        805            --           (805)           --            --                    --
Harold's Stores, Inc.                    542            --             --           542            --                   813
Home Products
 International, Inc.                     370            --           (370)           --            --                    --
Innotrac Corp.                         1,013            --           (548)          465*           --                    --
Lifeline Systems, Inc.                   561            --             --           561            --                 7,077
Matria Healthcare, Inc.                  173         2,015         (1,638)          550            --                 5,297
MICROS Systems, Inc.                   1,152           273           (156)        1,269            --                23,156
NCO Group, Inc.                        1,528         1,695         (1,022)        2,201            --                66,858
Nastech Pharmaceutical
 Co., Inc.                               495            --           (495)           --            --                    --
North American
 Scientific, Inc.                         --           821             --           821            --                11,903
Nu Skin Enterprises,
 Inc. (Class A)                        2,348            --           (805)         1543*           --                    --
Phoenix International
 Ltd., Inc.                              832            --             --           832            --                 1,040
PLATO Learning, Inc.                     314           156            (20)          450            --                 6,781
PolyMedica Corp.                       1,245           443           (943)          745            --                24,858
Precision Auto Care,
 Inc.                                    592            --           (592)           --            --                    --
Prime Medical Services,
 Inc.                                  1,226            --             --         1,226            --                 6,132
Rent-A-Center, Inc.                    2,288           124         (1,800)          612*           --                    --
Rent-Way, Inc.                         1,706         1,555         (1,099)        2,162            --                 9,592
Res-Care, Inc.                           735           564            (50)        1,249            --                 5,621
Serologicals Corp.                     2,347            --           (282)        2,065            --                31,100
Suburban Lodges of
 America, Inc.                         1,027            --         (1,027)           --            --                    --
TRM Copy Centers Corp.                   710            --             --           710            --                   621
Towne Services, Inc.                   1,435            --         (1,175)          260*           --                    --
Travis Boats & Motors,
 Inc.                                    271            --           (271)           --            --                    --
Weider Nutrition
 International, Inc.                     516            --           (516)           --            --                    --
Wet Seal, Inc. (Class A)                  --           578            (35)          543            --                11,172
                                                                                                                   --------
                                                                                                                   $266,785
                                                                                                                   ========
---------------------------------------------------------------------------------------------------------------------------

 * Company was not an affiliate at the end of the period.
** Of this amount $8,503 is restricted for resale--see footnote ** on Page 5.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Managed Bond Trust, SAFECO Tax-Exempt Bond Trust, and SAFECO Money Market Trust

We have audited the accompanying statements of assets and liabilities, including the related portfolios of investments, of the SAFECO Common Stock Trust (comprising the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund, and SAFECO U.S. Value Fund), the SAFECO Taxable Bond Trust (comprising the SAFECO High-Yield Bond Fund, SAFECO Intermediate-Term U.S. Treasury Fund, and SAFECO GNMA Fund), the SAFECO Managed Bond Trust (comprising the Managed Bond Fund), the SAFECO Tax-Exempt Bond Trust (comprising the SAFECO California Tax-Free Income Fund and SAFECO Municipal Bond Fund), and the SAFECO Money Market Trust (comprising the SAFECO Money Market Fund) as of December 31, 2000, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of the SAFECO Common Stock Trust, the SAFECO Taxable Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust as listed above at December 31, 2000, the results of their operations, the changes in their net assets and financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young LLP

Seattle, Washington
January 31, 2001

SAFECO MUTUAL FUNDS

BOARD OF TRUSTEES:
Randall H. Talbot, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
David H. Longhurst Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Stock Fund)

CLIENT SERVICES*:

Nationwide: 1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718

* All telephone calls are tape-recorded for your protection.

FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:

Nationwide: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com

GMF 4068 2/01

This report must be preceded or accompanied by a current prospectus.

(R) A registered trademark of SAFECO Corporation.